                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                        Date of fiscal year end: May 31
-------------------------------------------------------------------------------

                     Date of reporting period: May 31, 2005
-------------------------------------------------------------------------------

This Form N-CSR pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant other than the MFS Floating Rate High Income Fund have a fiscal year end of July 31. The MFS Floating Rate High Income Fund has a fiscal year end of August 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) EMERGING MARKETS EQUITY FUND                                     5/31/05

ANNUAL REPORT
-------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         5
---------------------------------------------
EXPENSE TABLE                               9
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------
FINANCIAL STATEMENTS                       16
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              24
---------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                     35
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             36
---------------------------------------------
TRUSTEES AND OFFICERS                      37
---------------------------------------------
PROXY VOTING POLICIES AND INFORMATION      41
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             41
---------------------------------------------
FEDERAL TAX INFORMATION                    41
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
ONLY WHEN WHEN PRECEDED OR ACCOMPANIED BY A          M F S)SM)
CURRENT PROSPECTUS.                                  INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     96.5%
              Cash & Other Net Assets                     1.8%
              Preferred Stocks                            1.7%

              TOP TEN HOLDINGS

              Samsung Electronics Co., Ltd.               7.0%
              ------------------------------------------------
              Teva Pharmaceutical Industries
              Ltd., ADR3.4%
              ------------------------------------------------
              Companhia Vale do Rio Doce, ADR             2.7%
              ------------------------------------------------
              Taiwan Semiconductor Manufacturing
              Co., Ltd.                                   2.7%
              ------------------------------------------------
              LUKOIL, ADR                                 2.4%
              ------------------------------------------------
              Petroleo Brasileiro, S.A., ADR              2.2%
              ------------------------------------------------
              China Mobile Ltd.                           2.2%
              ------------------------------------------------
              Sasol Ltd.                                  2.0%
              ------------------------------------------------
              POSCO, ADR                                  1.9%
              ------------------------------------------------
              CEMEX S.A. de C.V., ADR                     1.8%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         23.3%
              ------------------------------------------------
              Technology                                 15.9%
              ------------------------------------------------
              Basic Materials                            14.1%
              ------------------------------------------------
              Utilities & Communications                 11.4%
              ------------------------------------------------
              Energy                                     10.9%
              ------------------------------------------------
              Autos & Housing                             6.9%
              ------------------------------------------------
              Consumer Staples                            4.6%
              ------------------------------------------------
              Health Care                                 3.4%
              ------------------------------------------------
              Retailing                                   2.3%
              ------------------------------------------------
              Leisure                                     1.6%
              ------------------------------------------------
              Industrial Goods & Services                 0.9%
              ------------------------------------------------
              Transportation                              0.8%
              ------------------------------------------------
              Special Products & Services                 0.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              South Korea                                18.0%
              ------------------------------------------------
              Mexico                                     12.1%
              ------------------------------------------------
              Taiwan                                     11.5%
              ------------------------------------------------
              Brazil                                     10.4%
              ------------------------------------------------
              South Africa                                9.9%
              ------------------------------------------------
              Russia                                      6.4%
              ------------------------------------------------
              China                                       6.2%
              ------------------------------------------------
              Israel                                      5.2%
              ------------------------------------------------
              India                                       3.2%
              ------------------------------------------------
              Other                                      17.1%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2005, Class A shares of the MFS Emerging Markets Equity Fund provided a total return, at net asset value, of 31.32%, outperforming the 30.99% return for the fund's benchmark, the MSCI Emerging Markets Index. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities of emerging market issuers.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the 12-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. As the second half of the period began, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the final months of the period, it seemed that rising oil prices and credit concerns at U.S. corporations eroded investors' confidence. Even so, most major international stock indices rose during the period.

CONTRIBUTORS TO PERFORMANCE

The technology and financial services sectors were the strongest contributors to performance relative to the fund's benchmark for the reporting period. In technology, our underweighted position in the sector and positive stock selection drove relative performance. Solid stock selection in the financial services sector also aided relative results. Within the financial services sector, three banks, Akbank (Turkey), Absa Group (South Africa) and Bank Central Asia (Indonesia), and Indian real estate finance company LIC Housing Finance* were among the top relative performers.

Although our underweighted position in the energy sector detracted slightly, stock selection within this sector significantly contributed to relative results. Within energy, avoiding Russian oil producer Yukos, and our position in steel pipe manufacturer Tenaris aided relative performance.

Positive stock selection in the health care, consumer staples, and autos and housing sectors also contributed to performance versus the benchmark. In health care, generic drug manufacturer Teva Pharmaceuticals was a top contributor to relative results, while in autos and housing Mexican real estate developer Corporacion GEO was among the top relative performers. Other stocks which contributed to relative returns included strong performing wireless solutions company High Tech Computer Corp., which is not a benchmark constituent, and iron miner Companhia Vale do Rio Doce.

DETRACTORS FROM PERFORMANCE

Stock selection and our relative underweighted positions in the utilities and communications sector detracted from relative performance. Within this sector, not holding benchmark constituents wireless service provider Orascom Telecom and electric power company Korea Electric Power hurt relative results.

Although no individual stock in the industrial goods and services sector was among the fund's top detractors, stock selection and our relatively underweighted position to the sector hurt relative performance.

Other detractors from relative performance included our positioning in diversified materials company Anglo American*, real estate development company Land & Houses*, and Brazilian financial services company Banco Bradesco. Not holding Brazilian bank Banco Itau and Indian technology consulting firm Infosys also held back relative results.

During the reporting period, shifts in currency valuations detracted from the fund's performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency depreciation or appreciation. Because the exposure of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

    Respectfully,

/s/ Nicholas D. Smithie

    Nicholas D. Smithie
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                            MFS Emerging        MSCI Emerging
                           Markets Equity          Markets
                           Fund - Class A           Index

            10/95             $ 9,425              $10,000
            5/96               10,390               11,281
            5/97               12,097               12,156
            5/98               10,392                8,716
            5/99                8,983                9,018
            5/00               10,013               10,618
            5/01                9,185                8,325
            5/02                9,883                8,931
            5/03                8,911                8,359
            5/04               12,594               11,742
            5/05               16,539               15,381


TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

                      Class
  Share class    inception date       1-yr        3-yr        5-yr       Life*
------------------------------------------------------------------------------
       A            10/24/95         31.32%      18.73%      10.56%      6.03%
------------------------------------------------------------------------------
       B            10/24/95         30.43%      18.04%       9.95%      5.47%
------------------------------------------------------------------------------
       C             6/27/96         30.42%      18.06%       9.94%      5.50%
------------------------------------------------------------------------------
       I             1/02/97         31.74%      19.23%      11.06%      6.48%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average emerging market fund+        28.62%      18.65%       8.40%      5.53%
------------------------------------------------------------------------------
MSCI Emerging Markets Index#         30.99%      19.87%       7.69%      4.59%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                             23.77%      16.40%       9.26%      5.38%
------------------------------------------------------------------------------
       B                             26.43%      17.32%       9.67%      5.47%
------------------------------------------------------------------------------
       C                             29.42%      18.06%       9.94%      5.50%
------------------------------------------------------------------------------
I Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
       A                             31.32%      67.35%      65.17%     75.48%
------------------------------------------------------------------------------
       B                             30.43%      64.46%      60.66%     66.81%
------------------------------------------------------------------------------
       C                             30.42%      64.55%      60.61%     67.28%
------------------------------------------------------------------------------
       I                             31.74%      69.50%      68.95%     82.69%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2005. Index information is from
  November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI Emerging Markets Index - is a market capitalization index that is designed to measure equity market performance in the global emerging markets.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest a substantial amount of its assets in a single country or a limited number of countries and therefore is susceptible to adverse economic, political, and social conditions affecting those countries.

Prices of securities react to the economic condition of the company that issued the security. The portfolio's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The portfolio is susceptible to market risk, which is the risk that the price of a security held by the portfolio will fall due to changing economic, political or market conditions or disappointing earnings results.

The portfolio's investments may include securities traded in over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC- listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM DECEMBER 1, 2004, THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                            Annualized    Beginning      Ending        Period**
   Share                     Expense    Account Value Account Value   12/01/04-
   Class                      Ratio        12/01/04      5/31/05       5/31/05
-----------------------------------------------------------------------------
              Actual           1.85%       $1,000.00     $1,089.60      $9.64
      A      ----------------------------------------------------------------
             Hypothetical*    1.85%       $1,000.00     $1,015.71       $9.30
-----------------------------------------------------------------------------
             Actual           2.49%       $1,000.00     $1,085.60      $12.95
      B      ----------------------------------------------------------------
             Hypothetical*    2.49%       $1,000.00     $1,012.52      $12.49
-----------------------------------------------------------------------------
             Actual           2.50%       $1,000.00     $1,086.30      $13.00
      C      ----------------------------------------------------------------
             Hypothetical*    2.50%       $1,000.00     $1,012.47      $12.54
-----------------------------------------------------------------------------
             Actual           1.50%       $1,000.00     $1,091.60       $7.82
      I      ----------------------------------------------------------------
             Hypothetical*    1.50%       $1,000.00     $1,017.45       $7.54
-----------------------------------------------------------------------------
 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 96.5%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.9%
---------------------------------------------------------------------------------------------
Anadolu Efes Biracilik ve Malt Sanayii A.S                            90,700   $    1,811,341
Grupo Modelo S.A. de C.V                                             418,270        1,268,300
                                                                               --------------
                                                                               $    3,079,641
---------------------------------------------------------------------------------------------
Automotive - 1.2%
---------------------------------------------------------------------------------------------
Hyundai Motor Co. Ltd.                                                34,810   $    1,959,034
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 20.5%
---------------------------------------------------------------------------------------------
Absa Group Ltd.                                                      128,370   $    1,550,006
African Bank Investments Ltd.                                        321,690          777,416
Akbank T.A.S                                                         316,561        1,693,584
Bancolombia S.A., ADR                                                 65,300          923,995
Bangkok Bank Public Co. Ltd.                                         360,460        1,029,379
Bank Hapoalim B.M                                                    199,070          698,911
Bank Leumi le-Israel B.M                                             557,230        1,578,734
Chinatrust Financial Holding Co. Ltd.                                981,866        1,106,614
FirstRand Ltd.                                                       663,340        1,329,089
Fubon Financial Holding Co. Ltd.                                   1,163,000        1,104,970
Grupo Financiero Banorte S.A. de C.V                                 149,200          993,798
Grupo Financiero Inbursa S.A. de C.V                                 701,330        1,495,071
Hana Bank                                                             48,690        1,242,018
ICICI Bank Ltd., ADR                                                  42,100          818,003
Kookmin Bank                                                          44,080        1,938,207
Mega Financial Holding Co. Ltd.                                    1,569,000        1,020,488
Nedcor Ltd.                                                          120,400        1,336,681
OTP Bank Ltd., GDR                                                    34,400        2,115,600
PT Bank Central Asia Tbk                                           4,037,500        1,475,400
PT Bank Danamon Tbk                                                2,976,000        1,509,985
Shinhan Financial Group Co. Ltd.                                      64,620        1,654,785
Standard Bank Group Ltd.                                             227,033        2,059,644
Taishin Financial Holdings Co. Ltd.                                1,428,000        1,236,098
Turkiye Is Bankasi A.S., "C"                                         298,500        1,618,835
Unibanco - Uniao de Bancos Brasileiros S.A., GDR^                     47,570        1,707,763
                                                                               --------------
                                                                               $   34,015,074
---------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.9%
---------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                              26,170   $    1,570,200
---------------------------------------------------------------------------------------------
Chemicals - 2.4%
---------------------------------------------------------------------------------------------
Formosa Chemicals & Fibre Corp.                                      364,920   $      662,010
Sasol Ltd.                                                           135,040        3,324,774
                                                                               --------------
                                                                               $    3,986,784
---------------------------------------------------------------------------------------------
Computer Software - Systems - 1.1%
---------------------------------------------------------------------------------------------
Acer, Inc.                                                           358,512   $      680,104
High Tech Computer Corp.                                             136,800        1,210,330
                                                                               --------------
                                                                               $    1,890,434
---------------------------------------------------------------------------------------------
Conglomerates - 0.4%
---------------------------------------------------------------------------------------------
Koor Industries Ltd.*                                                  9,660   $      628,820
---------------------------------------------------------------------------------------------
Construction - 4.8%
---------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                               77,000   $    2,941,400
Corporacion GEO S.A. de C.V.*                                        646,700        1,530,141
Gujarat Ambuja Cements Ltd.                                           74,030          769,129
Siam Cement Public Co. Ltd.                                          189,060        1,135,663
Urbi Desarrollos Urbanos S.A. de C.V.*                               293,600        1,605,182
                                                                               --------------
                                                                               $    7,981,515
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
---------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                           449,620   $    1,431,529
---------------------------------------------------------------------------------------------
Electronics - 11.9%
---------------------------------------------------------------------------------------------
AU Optronics Corp.*                                                  703,800   $    1,166,829
MediaTek, Inc.                                                       113,712          982,495
Samsung Electronics Co., Ltd.                                         24,050       11,672,903
Taiwan Semiconductor Manufacturing Co. Ltd.                        2,483,000        4,504,470
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                     161,400        1,486,494
                                                                               --------------
                                                                               $   19,813,191
---------------------------------------------------------------------------------------------
Energy - Independent - 3.6%
---------------------------------------------------------------------------------------------
CNOOC Ltd.                                                         3,453,000   $    1,897,362
Oil & Natural Gas Corp. Ltd.                                          53,120        1,121,111
PTT Public Co.                                                       272,000        1,319,153
Reliance Industries Ltd.                                             138,770        1,701,446
                                                                               --------------
                                                                               $    6,039,072
---------------------------------------------------------------------------------------------
Energy - Integrated - 6.1%
---------------------------------------------------------------------------------------------
LUKOIL, ADR                                                          116,760   $    4,057,410
PetroChina Co. Ltd.                                                3,758,000        2,415,152
Petroleo Brasileiro S.A., ADR^                                        76,850        3,627,320
                                                                               --------------
                                                                               $   10,099,882
---------------------------------------------------------------------------------------------
Forest & Paper Products - 1.3%
---------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR^                                           30,650   $    1,032,292
Votorantim Celulose e Papel S.A., ADR^                                93,275        1,118,367
                                                                               --------------
                                                                               $    2,150,659
---------------------------------------------------------------------------------------------
Furniture & Appliances - 0.9%
---------------------------------------------------------------------------------------------
LG Electronics, Inc.                                                  21,620   $    1,570,803
---------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
---------------------------------------------------------------------------------------------
Genting Berhad                                                       253,600   $    1,194,589
---------------------------------------------------------------------------------------------
General Merchandise - 1.1%
---------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V                                       493,538   $    1,870,665
---------------------------------------------------------------------------------------------
Insurance - 2.3%
---------------------------------------------------------------------------------------------
Liberty Group Ltd.                                                   121,811   $    1,106,140
Samsung Fire & Marine Insurance Co. Ltd.                              19,580        1,467,285
Sanlam Ltd.                                                          753,400        1,235,878
                                                                               --------------
                                                                               $    3,809,303
---------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
---------------------------------------------------------------------------------------------
Hyundai Mobis                                                         22,950   $    1,517,092
---------------------------------------------------------------------------------------------
Metals & Mining - 7.9%
---------------------------------------------------------------------------------------------
Aluminum Corp. of China Ltd.                                       2,222,000   $    1,142,409
China Steel Corp.                                                  1,220,550        1,190,780
Companhia Siderurgica Nacional S.A., ADR^                             39,900          712,215
Companhia Vale do Rio Doce, ADR                                      155,960        4,527,519
Gerdau S.A., ADR^                                                     71,550          719,078
Mining and Metallurgical Co. Norilsk Nickel, ADR^                     28,480        1,660,384
POSCO, ADR                                                            70,430        3,163,716
                                                                               --------------
                                                                               $   13,116,101
---------------------------------------------------------------------------------------------
Oil Services - 1.2%
---------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                     28,800   $    2,008,800
---------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.8%
---------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                  247,819   $    1,299,736
---------------------------------------------------------------------------------------------
Pharmaceuticals - 3.4%
---------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                             170,090   $    5,675,903
---------------------------------------------------------------------------------------------
Precious Metals & Minerals - 1.2%
---------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                    19,900   $      851,104
Impala Platinum Holdings Ltd.                                         14,160        1,182,350
                                                                               --------------
                                                                               $    2,033,454
---------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
---------------------------------------------------------------------------------------------
Wan Hai Lines Ltd.                                                   514,450   $      487,141
---------------------------------------------------------------------------------------------
Real Estate - 0.5%
---------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                            270,600   $      880,202
---------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
---------------------------------------------------------------------------------------------
IOI Corp.                                                            226,000   $      547,158
LG Chemical Ltd.                                                      19,520          712,020
Nan Ya Plastics Corp.                                                687,000          940,751
                                                                               --------------
                                                                               $    2,199,929
---------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
---------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                            158,270   $    1,119,801
Organizacion Soriana S.A. de C.V                                     236,100          898,148
                                                                               --------------
                                                                               $    2,017,949
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 6.1%
---------------------------------------------------------------------------------------------
Advanced Info Service PLC                                            457,700   $    1,053,544
China Mobile Ltd.                                                    981,000        3,581,005
Mobile TeleSystems OJSC, ADR^                                         46,100        1,618,110
MTN Group Ltd.                                                       106,000          696,306
SK Telecom Co. Ltd.                                                    8,090        1,481,494
Vimpel-Communications, ADR^*                                          44,500        1,648,280
                                                                               --------------
                                                                               $   10,078,739
---------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.1%
---------------------------------------------------------------------------------------------
China Techfaith Wireless Communication Technology Ltd., ADR*          99,080   $    1,723,992
PT Telekomunikasi Indonesia Tbk                                    3,507,000        1,714,869
                                                                               --------------
                                                                               $    3,438,861
---------------------------------------------------------------------------------------------
Telephone Services - 4.9%
---------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                      1,025,000   $    1,389,933
China Telecom Corp. Ltd.                                           3,824,000        1,339,374
Golden Telecom, Inc.                                                  61,600        1,615,152
Tele Norte Leste Participacoes, ADR^                                  73,270        1,117,368
Telefonos de Mexico S.A. de C.V., ADR                                139,800        2,608,668
                                                                               --------------
                                                                               $    8,070,495
---------------------------------------------------------------------------------------------
Tobacco - 1.8%
---------------------------------------------------------------------------------------------
British American Tobacco PLC                                          50,600   $      539,289
ITC Ltd.                                                              26,570          973,574
KT&G Corp.                                                            42,190        1,511,721
                                                                               --------------
                                                                               $    3,024,584
---------------------------------------------------------------------------------------------
Trucking - 0.5%
---------------------------------------------------------------------------------------------
Imperial Holdings Ltd.                                                51,600   $      754,245
---------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.4%
---------------------------------------------------------------------------------------------
YTL Power International Berhad                                     1,264,120   $      662,000
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $128,094,344)                                   $  160,356,426
---------------------------------------------------------------------------------------------
Preferred Stocks - 1.7%
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
---------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR^                               57,900   $    1,748,001
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.6%
---------------------------------------------------------------------------------------------
Banco Bradesco S.A                                                    31,300   $    1,007,394
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0%
---------------------------------------------------------------------------------------------
Celular CRT Participacoes S.A.*                                            0** $            9
---------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $2,435,546)                           $    2,755,404
---------------------------------------------------------------------------------------------
Short-Term Obligation - 0.8%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05,
at Amortized Cost>                                            $    1,327,000   $    1,327,000
---------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 8.2%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   13,661,667   $   13,661,667
---------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $145,518,557)                              $  178,100,497
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.2)%                                           (11,914,460)
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $  166,186,037
---------------------------------------------------------------------------------------------
 * Non-income producing security.
** Share amount was less than 1.
 ^ All or a portion of this security is on loan.
> The rate shown represents an annualized yield at time of purchase.
ADR= American Depository Receipt
GDR= Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $13,321,764 of securities on
loan (identified cost, $145,518,557)                                $178,100,497
Cash                                                                      48,294
Foreign currency, at value (identified cost, $802,020)                   803,941
Receivable for fund shares sold                                          656,697
Interest and dividends receivable                                        742,237
Total assets                                                                              $180,351,666
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      $274,238
Collateral for securities loaned, at value                            13,661,667
Payable to affiliates
  Management fee                                                          19,034
  Shareholder servicing costs                                             25,434
  Distribution and service fee                                             8,109
  Administrative fee                                                         289
Accrued expenses and other liabilities                                   176,858
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $14,165,629
------------------------------------------------------------------------------------------------------
Net assets                                                                                $166,186,037
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $125,385,242
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies (net of $54,536
deferred country tax)                                                 32,529,736
Accumulated undistributed net realized gain on investments and
foreign currency transactions                                          7,559,667
Accumulated undistributed net investment income                          711,392
------------------------------------------------------------------------------------------------------
Net assets                                                                                $166,186,037
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    6,640,841
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $77,352,272
  Shares outstanding                                                   3,079,351
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $25.12
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$25.12)                                                   $26.65
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $36,288,585
  Shares outstanding                                                   1,498,006
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $24.22
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $11,022,072
  Shares outstanding                                                     458,301
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $24.05
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $41,523,108
  Shares outstanding                                                   1,605,183
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $25.87
------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                           $4,398,459
  Interest                                                                62,863
  Foreign taxes withheld                                                (390,731)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $4,070,591
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $1,375,134
  Trustees' compensation                                                   5,142
  Shareholder servicing costs                                            252,529
  Distribution and service fee (Class A)                                 209,421
  Distribution and service fee (Class B)                                 330,931
  Distribution and service fee (Class C)                                  81,512
  Administrative fee                                                      12,376
  Custodian fee                                                          150,963
  Printing                                                                43,616
  Postage                                                                  4,136
  Auditing fees                                                           56,614
  Legal fees                                                               4,676
  Miscellaneous                                                           94,307
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $2,621,357
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (6,473)
  Reduction of expenses by investment adviser                               (598)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,614,286
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $1,456,305
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $126,683 deferred country
tax) $11,747,334
  Foreign currency transactions                                         (252,839)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $11,494,495
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $54,536 deferred country tax)                  $20,423,835
  Translation of assets and liabilities in foreign currencies             (3,675)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $20,420,160
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $31,914,655
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $33,370,960
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                               2005                      2004

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                              $1,456,305                  $469,611
Net realized gain (loss) on investments and foreign
currency transactions                                              11,494,495                17,275,564
Net unrealized gain (loss) on investments and foreign
currency translation                                               20,420,160                 8,630,332
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $33,370,960               $26,375,507
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(65,790)                $(345,159)
  Class B                                                                  --                  (128,281)
  Class C                                                                  --                   (25,317)
  Class I                                                            (136,079)                 (200,589)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(201,869)                $(699,346)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $27,316,194               $15,886,195
-------------------------------------------------------------------------------------------------------
Redemption fees                                                        $8,394                    $2,665
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $60,493,679               $41,565,021
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           $105,692,358               $64,127,337
At end of period (including accumulated undistributed net
investment income of $711,392 and accumulated distributions
in excess of net investment income of $289,992)                  $166,186,037              $105,692,358
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                           YEARS ENDED 5/31
                                            ------------------------------------------------------------------------------
CLASS A                                            2005               2004              2003           2002           2001
Net asset value, beginning of period             $19.15             $13.67            $15.16         $14.07         $15.35
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income(S)                        $0.28              $0.11             $0.09          $0.05          $0.07
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.72               5.52             (1.58)          1.04          (1.35)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $6.00              $5.63            $(1.49)         $1.09         $(1.28)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.03)            $(0.15)              $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00###           $0.00###            $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $25.12             $19.15            $13.67         $15.16         $14.07
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                              31.32              41.34             (9.83)          7.60          (8.27)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S)
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         1.88               2.10              2.29           2.34           2.24
Net investment income (loss)(S)(S)                 1.25               0.62              0.68           0.37           0.45
Portfolio turnover                                   73                116               214            189            154
Net assets at end of period (000 Omitted)       $77,352            $48,806           $27,180        $33,212        $29,060
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $0.28^             $0.10             $0.06          $0.02          $0.04
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         1.88^              2.20              2.49           2.54           2.42
Net investment income                              1.25^              0.52              0.48           0.17           0.27
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 5/31
                                            ------------------------------------------------------------------------------
CLASS B                                            2005               2004              2003           2002           2001
Net asset value, beginning of period             $18.57             $13.28            $14.79         $13.80         $15.13
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                 $0.12              $0.01             $0.01         $(0.01)        $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.53               5.36             (1.52)          1.00          (1.32)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.65              $5.37            $(1.51)         $0.99         $(1.33)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $--             $(0.08)              $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00###           $0.00###            $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $24.22             $18.57            $13.28         $14.79         $13.80
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                 30.43              40.64            (10.34)          7.17          (8.85)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S)
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         2.53               2.63              2.79           2.84           2.74
Net investment income (loss)(S)(S)                 0.56               0.08              0.10          (0.10)         (0.04)
Portfolio turnover                                   73                116               214            189            154
Net assets at end of period (000 Omitted)       $36,289            $31,053           $21,568        $32,671        $27,584
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid paid to
    Tarantino LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                      $0.12^            $(0.00)###        $(0.01)        $(0.04)        $(0.03)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         2.53^              2.73              2.99           3.04           2.92
Net investment income (loss)                       0.56^             (0.02)            (0.10)         (0.30)         (0.22)
--------------------------------------------------------------------------------------------------------------------------
 (S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
      # Per share data are based on average shares outstanding.
     ## Ratios do not reflect reductions from fees paid indirectly.
    ### Per share amount was less than $0.01.
      ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
      &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 5/31
                                            ------------------------------------------------------------------------------
CLASS C                                            2005               2004              2003           2002           2001
Net asset value, beginning of period             $18.44             $13.19            $14.69         $13.71         $15.05
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#(S)(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                 $0.13              $0.01             $0.01         $(0.01)        $(0.01)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.48               5.33             (1.51)          0.99          (1.33)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.61              $5.34            $(1.50)         $0.98         $(1.34)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $--             $(0.09)              $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00###           $0.00###            $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $24.05             $18.44            $13.19         $14.69         $13.71
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                 30.42              40.73            (10.35)          7.15          (8.90)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S)
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         2.53               2.63              2.79           2.84           2.74
Net investment income (loss)(S)(S)                 0.59               0.08              0.08          (0.05)         (0.06)
Portfolio turnover                                   73                116               214            189            154
Net assets at end of period (000 Omitted)       $11,022             $7,013            $3,063         $5,213         $3,530
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                      $0.13^            $(0.00)###        $(0.01)        $(0.03)        $(0.03)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         2.53^              2.73              2.99           3.04           2.92
Net investment income (loss)                       0.59^             (0.02)            (0.12)         (0.25)         (0.24)
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.02%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 5/31
                                            ------------------------------------------------------------------------------
CLASS I                                            2005               2004              2003           2002           2001
Net asset value, beginning of period             $19.72             $14.05            $15.50         $14.32         $15.55
--------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)
--------------------------------------------------------------------------------------------------------------------------
  Net investment income(S)                        $0.37              $0.20             $0.25          $0.17          $0.15
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.88               5.68             (1.70)          1.01          (1.38)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $6.25              $5.88            $(1.45)         $1.18         $(1.23)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.10)            $(0.21)              $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#         $0.00###           $0.00###            $--            $--            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $25.87             $19.72            $14.05         $15.50         $14.32
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                 31.74              42.04             (9.42)          8.24          (7.91)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)/
SUPPLEMENTAL DATA(S)
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         1.53               1.63              1.79           1.84           1.74
Net investment income (loss)(S)(S)                 1.60               1.08              1.93           1.23           1.02
Portfolio turnover                                   73                116               214            189            154
Net assets at end of period (000 Omitted)       $41,523            $18,821           $12,317         $2,590           $887
--------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC. If these fees had been incurred by the fund, the net investment income (loss) per share and the ratios would have been:

Net investment income                             $0.37^             $0.18             $0.22          $0.14          $0.12
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                         1.53^              1.73              1.99           2.04           1.92
Net investment income                              1.60^              0.98              1.73           1.03           0.84
--------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective June 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended May 31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to June 1, 2001 have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.
     & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will charge a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. Due to systems limitations associated with the transition from applying a 5 business day redemption fee to a 30 calendar day redemption fee, the fund will not impose redemption fees with respect to purchases made in March 2005 followed by redemptions made in April 2005. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2005, the fund's custodian fees were reduced by $4,870 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2005, the fund's miscellaneous expenses were reduced by $1,603 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, passive foreign investment companies, foreign taxes, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and wash sales.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                                     5/31/05           5/31/04
Distributions declared from ordinary
income                                              $201,869          $699,346

During the year ended May 31, 2005, accumulated undistributed net investment income decreased by $253,052, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $533,972, and paid-in capital increased by $787,024 due to differences between book and tax accounting for foreign currency transactions, passive foreign investment companies, foreign taxes, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $751,467
          Undistributed long-term capital gain          7,670,785
          Unrealized appreciation                      32,470,822
          Other temporary differences                     (92,279)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets              1.05%
          Average net assets in excess of $500 million          1.00%

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $1,215 for retired Independent Trustees for the year ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                    BEGINNING OF PERIOD           3/01/05
EFFECTIVE DATE                        THROUGH 2/28/05            AND LATER

First $2 billion                          0.01120%                0.01626%
Next $2.5 billion                         0.00832%                0.01206%
Next $2.5 billion                         0.00032%                0.00056%
In excess of $7 billion                   0.00000%                0.00000%

For the year ended May 31, 2005, the fund paid MFS $12,376, equivalent to 0.00945% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $32,875 for the year ended May 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                          CLASS A         CLASS B       CLASS C

Distribution Fee                            0.10%           0.75%         0.75%
Service Fee                                 0.25%           0.25%         0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                     0.35%           1.00%         1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended May 31, 2005 amounted to:

                                          CLASS A         CLASS B       CLASS C

Service Fee Retained by MFD                $4,369            $566          $443

Fees incurred under the distribution plan during the year ended May 31, 2005 were as follows:

                                          CLASS A         CLASS B       CLASS C

Effective Annual Percentage Rates           0.35%           1.00%         1.00%

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2005 were as follows:

                                          CLASS A         CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed  $2,274         $33,257        $1,893

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended May 31, 2005, the fund paid MFSC a fee of $129,546 for shareholder services which equated to 0.0989% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $69,841, and other costs paid by the fund directly to unaffiliated vendors for the year ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $124,533,255 and $94,263,451, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $145,629,675
----------------------------------------------------------------------------
Gross unrealized appreciation                                    $33,518,883
Gross unrealized depreciation                                     (1,048,061)
----------------------------------------------------------------------------
Net unrealized appreciation (depreciation)$32,470,822

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               Year ended 5/31/05                Year ended 5/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS A SHARES

Shares sold                                 1,987,083       $46,159,568        2,062,763       $37,492,238

Shares issued to shareholders in
reinvestment of distributions                   2,672            61,743           17,819           326,801

Shares reacquired                          (1,458,398)      (32,765,395)      (1,520,389)      (26,911,968)
-------------------------------------------------------------------------------------------------------------
Net change                                    531,357       $13,455,916          560,193       $10,907,071

CLASS B SHARES

Shares sold                                   584,095       $13,170,880        1,061,732       $18,846,127

Shares issued to shareholders in
reinvestment of distributions                      --                --            6,693           119,265

Shares reacquired                            (758,098)      (16,268,431)      (1,021,004)      (18,069,655)
-------------------------------------------------------------------------------------------------------------
Net change                                   (174,003)      $(3,097,551)          47,421          $895,737

CLASS C SHARES

Shares sold                                   394,363        $8,524,017          378,865        $6,699,340

Shares issued to shareholders in
reinvestment of distributions                      --                --            1,229            21,748

Shares reacquired                            (316,447)       (6,512,766)        (232,016)       (3,958,368)
-------------------------------------------------------------------------------------------------------------
Net change                                     77,916        $2,011,251          148,078        $2,762,720

                                               Year ended 5/31/05                Year ended 5/31/04
                                            SHARES           AMOUNT           SHARES            AMOUNT

CLASS I SHARES

Shares sold                                 1,024,538       $23,723,200          477,822        $9,051,158

Shares issued to shareholders in
reinvestment of distributions                   2,913            69,220            2,599            48,970

Shares reacquired                            (376,775)       (8,845,842)        (402,459)       (7,779,461)
-------------------------------------------------------------------------------------------------------------
Net change                                    650,676       $14,946,578           77,962        $1,320,667

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds and MFS International Diversification Fund may invest. These funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 9.5% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2005 was $936, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended May 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Emerging Markets Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Emerging Markets Equity Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                 ERNST & YOUNG LLP
Boston, Massachusetts
July 12, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS Emerging Markets Equity Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                           NUMBER OF DOLLARS
                        --------------------------------------------------------
NOMINEE                    AFFIRMATIVE     WITHHOLD AUTHORITY   BROKER NON-VOTES

Lawrence H. Cohn, MD    $4,226,686,155.67    $63,668,415.20          $ --
--------------------------------------------------------------------------------
David H. Gunning         4,230,447,987.84     59,906,583,02           0.01
--------------------------------------------------------------------------------
William R. Gutow         4,228,290,921.34     62,063,649.53            --
--------------------------------------------------------------------------------
Michael Hegarty          4,229,980,410.55     60,374,160.32            --
--------------------------------------------------------------------------------
J. Atwood Ives           4,228,064,781.48     62,289,789.39            --
--------------------------------------------------------------------------------
Amy B. Lane              4,230,079,716.86     60,274,854.01            --
--------------------------------------------------------------------------------
Robert J. Manning        4,231,244,662.74     59,109,908.13            --
--------------------------------------------------------------------------------
Lawrence T. Perera       4,228,117,771.46     62,236,799.41            --
--------------------------------------------------------------------------------
Robert C. Pozen          4,230,758,874.85     59,595,696.02            --
--------------------------------------------------------------------------------
J. Dale Sherratt         4,228,845,182.78     61,509,388.09            --
--------------------------------------------------------------------------------
Laurie J. Thomsen        4,230,576,927.68     59,777,643.19            --
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                       PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD  TRUSTEE/OFFICER        THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)        OTHER DIRECTORSHIPS(2)
-------------------             ----------------  --------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School (education),
                                                                       John Olin Visiting Professor (since
                                                                       July 2002); Secretary of Economic
                                                                       Affairs, The Commonwealth of
                                                                       Massachusetts (January 2002 to December
                                                                       2002); Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December 2001);
                                                                       Fidelity Management & Research Company
                                                                       (investment adviser), President (March
                                                                       1997 to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                         Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning specialists),
                                                                       President; Wellfleet Investments
                                                                       (investor in health care companies),
                                                                       Managing General Partner (since 1993);
                                                                       Cambridge Nutraceuticals (professional
                                                                       nutritional products), Chief Executive
                                                                       Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary (since
                                                                       April 2004); Hale and Dorr LLP (law
                                                                       firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS
Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Nicholas Smithie

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $767,542 as a capital gain dividend for the year ended May 31, 2005.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

For the year ended May 31, 2005, income from foreign sources was $3,851,778, and the fund designated a foreign tax credit of $464,978.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FEM-ANN-07/05 25M

MFS(R) INTERNATIONAL VALUE FUND                                        5/31/05

ANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         5
---------------------------------------------
EXPENSE TABLE                               9
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   11
---------------------------------------------
FINANCIAL STATEMENTS                       18
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              27
---------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                     39
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             40
---------------------------------------------
TRUSTEES AND OFFICERS                      41
---------------------------------------------
PROXY VOTING POLICIES AND INFORMATION      45
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             45
---------------------------------------------
FEDERAL TAX INFORMATION                    45
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
ONLY WHEN WHEN PRECEDED OR ACCOMPANIED BY A            M F S(SM)
CURRENT PROSPECTUS.                                    INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     94.6%
              Cash & Other Net Assets                     5.4%

              TOP TEN HOLDINGS

              Nestle S.A.                                 2.8%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.4%
              ------------------------------------------------
              Takefuji Corp.                              1.9%
              ------------------------------------------------
              Vodafone Group PLC                          1.8%
              ------------------------------------------------
              British American Tobacco PLC                1.8%
              ------------------------------------------------
              BP PLC, ADR                                 1.8%
              ------------------------------------------------
              Credit Agricole S.A.                        1.6%
              ------------------------------------------------
              Tokyo Gas Co. Ltd.                          1.6%
              ------------------------------------------------
              Unilever PLC                                1.5%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            1.4%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              23.4%
              ------------------------------------------------
              Japan                                      18.0%
              ------------------------------------------------
              France                                     13.0%
              ------------------------------------------------
              Switzerland                                 5.7%
              ------------------------------------------------
              Sweden                                      4.3%
              ------------------------------------------------
              South Korea                                 3.8%
              ------------------------------------------------
              Germany                                     3.8%
              ------------------------------------------------
              Netherlands                                 3.0%
              ------------------------------------------------
              Italy                                       2.3%
              ------------------------------------------------
              Other                                      22.7%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         17.4%
              ------------------------------------------------
              Utilities & Communications                 16.1%
              ------------------------------------------------
              Energy                                     10.6%
              ------------------------------------------------
              Autos & Housing                             8.4%
              ------------------------------------------------
              Consumer Staples                            7.9%
              ------------------------------------------------
              Leisure                                     6.9%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Industrial Goods & Services                 4.9%
              ------------------------------------------------
              Basic Materials                             4.7%
              ------------------------------------------------
              Health Care                                 4.2%
              ------------------------------------------------
              Technology                                  4.1%
              ------------------------------------------------
              Transportation                              3.0%
              ------------------------------------------------
              Special Products & Services                 0.6%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2005, Class A shares of the MFS International Value Fund provided a total return, at net asset value, of 17.89%, outperforming the fund's primary benchmark, the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which had a return of 15.10% over the same time period. The fund also uses the MSCI EAFE Value Index as a secondary benchmark, which returned 17.87% during the reporting period. The investment objective of the fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income. The fund invests, under normal market conditions, at least 65% of its net assets in equity securities of foreign (including emerging market) companies which we believe are undervalued in the market relative to their long term potential.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the 12-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. As the second half of the period began, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the final months of the period, it seemed that rising oil prices and credit concerns at U.S. corporations eroded investors" confidence. Even so, most major international stock indices rose during the period.

CONTRIBUTORS TO PERFORMANCE

The energy, utilities and communications, and technology sectors were the principal contributors to the fund's strong performance relative to the primary benchmark. Within energy, Canadian oil and gas producer EnCana, global steel pipe manufacturer Tenaris, Hungarian energy producer MOL,* and Brazilian oil and gas company Petroleo Brasileiro*, none of which are benchmark constituents, were among the top contributors. Within utilities and communications, Finnish energy distributor Fortum was the strongest contributor to relative performance for the reporting period. Although stock selection within technology aided performance for the period, our underweighted position in this weak-performing sector significantly helped relative results. Our overweighted position in both the energy and the utilities and communications sectors also aided fund performance relative to the benchmark.

The autos and housing sector was another area of strength as cement and constructional material producer Italcementi, which is not a benchmark constituent, advanced during the period. Other stocks which contributed to the fund's relative results included Norwegian financial services company DnB NOR, agrochemical and seed producer Syngenta, and clothing retailer Lindex, which is not a constituent of the benchmark.

During the reporting period, shifts in currency valuations contributed to performance relative to the benchmark. The base currency of the fund is U.S. dollars and the performance of the fund, and that of its benchmark, are presented in terms of this currency. Nevertheless, specific holdings of the fund and benchmark may be denominated in different currencies, and therefore present the possibility of currency appreciation or depreciation. Because the exposure of the fund and the benchmark to foreign currency movements may differ from time to time, these movements may have a material impact on relative performance.

DETRACTORS FROM PERFORMANCE

Stock selection and our relative underweighting in the financial services sector detracted from relative performance. Within this sector, global reinsurer Converium Holding*, which is not held in the benchmark, and Japanese real estate firm Leopalace21* hurt relative results.

Stock selection in the consumer staples sector also held back relative results. Our holdings of CoolBrands International, a purveyor of frozen desserts, dampened relative performance as the stock depreciated considerably during the period. CoolBrands is not a benchmark constituent. Other stocks that detracted from relative performance were Japanese telecommunications company KDDI, clothing company Sanyo Shokai, and digital and video camera lens manufacturer Tamron.

The fund's cash position was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when international equity markets rose as measured by the primary benchmark, holding cash hurt performance versus our benchmark, which has no cash position.

    Respectfully,

/s/ Barnaby Wiener

    Barnaby Wiener
    Portfolio Manager

* Stock was not held at the end of the period.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2005. Index information is from November 1, 1995.)

                        MFS International    MSCI          MSCI EAFE
                          Value Fund         EAFE           Value
                          - Class A          Index          Index

            10/95           $ 9,425         $10,000        $10,000
            5/96             10,057          11,132         11,290
            5/97             10,347          12,006         12,502
            5/98             12,599          13,376         14,016
            5/99             12,164          13,999         14,849
            5/00             14,544          16,439         16,827
            5/01             13,176          13,654         15,846
            5/02             12,754          12,382         14,664
            5/03             12,130          10,903         12,857
            5/04             15,876          14,519         17,881
            5/05             18,717          16,712         21,076

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class     Class inception date     1-yr      3-yr     5-yr     Life*
------------------------------------------------------------------------------
       A                10/24/95           17.89%    13.64%    5.17%     7.41%
------------------------------------------------------------------------------
       B                10/24/95           17.16%    13.01%    4.61%     6.86%
------------------------------------------------------------------------------
       C                7/01/96            17.09%    13.00%    4.60%     6.87%
------------------------------------------------------------------------------
       I                1/02/97            18.23%    14.18%    5.66%     7.82%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average international multi-cap
core fund+                                 14.31%     8.66%    0.00%     6.18%
------------------------------------------------------------------------------
MSCI EAFE Index#                           15.10%    10.51%    0.33%     5.50%
------------------------------------------------------------------------------
MSCI EAFE Value Index#                     17.87%    12.85%    4.61%     8.09%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                   11.11%    11.42%    3.94%     6.75%
------------------------------------------------------------------------------
       B                                   13.16%    12.22%    4.27%     6.86%
------------------------------------------------------------------------------
       C                                   16.09%    13.00%    4.60%     6.87%
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
       A                                   17.89%    46.75%   28.69%    98.59%
------------------------------------------------------------------------------
       B                                   17.16%    44.33%   25.26%    89.05%
------------------------------------------------------------------------------
       C                                   17.09%    44.28%   25.21%    89.25%
------------------------------------------------------------------------------
       I                                   18.23%    48.86%   31.71%   106.05%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2005. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

MSCI EAFE (Europe, Australasia, Far East) Index - is a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

MSCI EAFE (Europe, Australasia, Far East) Value Index - is a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

The fund invests in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The fund may invest a substantial amount of its assets in a single country or a limited number of countries and therefore is susceptible to adverse economic, political, and social conditions affecting those countries.

Market risk is the risk that the price of a security held by the fund will fall due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The fund's investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

Prices of value company securities held by the fund may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. If anticipated events do not occur or are delayed, or if investor perceptions about the securities do not improve, the market price of value securities may not rise as expected or may fall.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Expenses
                                                       Annualized          Beginning             Ending             Paid During
          Share                                         Expense          Account Value        Account Value          Period**
          Class                                          Ratio             12/01/04              5/31/05         12/01/04-5/31/05
-----------------------------------------------------------------------------------------------------------------------------------
                         Actual                          1.65%             $1,000.00            $1,034.10             $ 8.37
            A            ----------------------------------------------------------------------------------------------------------
                         Hypothetical*                   1.65%             $1,000.00            $1,016.70             $ 8.30
-----------------------------------------------------------------------------------------------------------------------------------
                         Actual                          2.30%             $1,000.00            $1,030.50             $11.64
            B            ----------------------------------------------------------------------------------------------------------
                         Hypothetical*                   2.30%             $1,000.00            $1,013.46             $11.55
-----------------------------------------------------------------------------------------------------------------------------------
                         Actual                          2.30%             $1,000.00            $1,030.00             $11.64
            C            ----------------------------------------------------------------------------------------------------------
                         Hypothetical*                   2.30%             $1,000.00            $1,013.46             $11.55
-----------------------------------------------------------------------------------------------------------------------------------
                         Actual                          1.31%             $1,000.00            $1,035.50             $ 6.65
            I            ----------------------------------------------------------------------------------------------------------
                         Hypothetical*                   1.31%             $1,000.00            $1,018.40             $ 6.59
-----------------------------------------------------------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 94.6%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Airlines - 1.1%
---------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                            509,500   $    2,091,863
SANEF*                                                                 7,850          404,395
Thai Airways International Public Co. Ltd.                         1,074,600        1,170,631
                                                                               --------------
                                                                               $    3,666,889
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
---------------------------------------------------------------------------------------------
Diageo PLC                                                           152,964   $    2,199,138
---------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.3%
---------------------------------------------------------------------------------------------
Impact 21 Co. Ltd.                                                    68,900   $    1,704,611
Sanyo Shokai Ltd.                                                    490,900        2,623,874
                                                                               --------------
                                                                               $    4,328,485
---------------------------------------------------------------------------------------------
Automotive - 4.6%
---------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                        46,210   $    2,146,023
Bayerische Motoren Werke AG^                                          54,740        2,371,853
Compagnie Generale des Etablissements Michelin^                       26,940        1,702,857
PSA Peugeot Citroen S.A.^                                             50,190        3,007,516
Renault S.A.^                                                         25,740        2,203,667
Toyota Motor Corp.                                                    97,800        3,484,957
                                                                               --------------
                                                                               $   14,916,873
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.0%
---------------------------------------------------------------------------------------------
Acom Co. Ltd.                                                         18,580   $    1,198,931
BNP Paribas^                                                          54,000        3,632,655
Close Brothers Group PLC                                              60,160          799,262
Credit Agricole S.A.^                                                199,269        5,168,262
DEPFA Bank PLC                                                        93,660        1,503,391
DNB NOR A.S.A.^                                                      184,700        1,789,937
Erste Bank der Oesterreichischen Sparkassen AG                        21,970        1,080,947
Grupo Financiero Inbursa S.A. de C.V                                 476,980        1,016,809
Hana Bank                                                             56,700        1,446,342
Irish Life & Permanent PLC                                           120,090        1,995,634
JACCS Co. Ltd.                                                       165,000        1,306,901
Joyo Bank                                                            210,000        1,072,052
Kookmin Bank                                                          28,290        1,243,918
Krung Thai Bank PLC                                                4,845,600        1,097,477
Krungthai Card PLC                                                 1,579,100          898,011
LIC Housing Finance Ltd.                                             169,130          926,137
Nordea Bank AB                                                       342,390        3,129,539
Promise Co. Ltd.                                                      19,250        1,203,069
Royal Bank of Scotland Group PLC                                     156,788        4,608,032
Shinsei Bank Ltd.                                                    218,000        1,108,867
Takefuji Corp.                                                        96,590        6,009,846
                                                                               --------------
                                                                               $   42,236,019
---------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.8%
---------------------------------------------------------------------------------------------
Findexa Ltd.                                                         268,560   $    1,041,051
Pages Jaunes S.A.^                                                   121,860        2,946,069
Premiere AG*                                                          47,450        1,654,714
Tokyo Broadcasting System, Inc.                                      204,900        3,463,392
                                                                               --------------
                                                                               $    9,105,226
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
---------------------------------------------------------------------------------------------
ICAP PLC                                                             264,120   $    1,320,977
---------------------------------------------------------------------------------------------
Business Services - 0.6%
---------------------------------------------------------------------------------------------
PHS Group PLC                                                        996,050   $    1,766,229
---------------------------------------------------------------------------------------------
Chemicals - 1.8%
---------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                117,070   $    1,266,564
Syngenta AG                                                           43,419        4,497,558
                                                                               --------------
                                                                               $    5,764,122
---------------------------------------------------------------------------------------------
Construction - 3.5%
---------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                        286,240   $      677,265
Geberit AG^                                                            3,609        2,370,823
Italcementi S.p.A.^                                                   86,540        1,336,906
Italcementi S.p.A.^                                                  255,960        2,841,966
Sekisui Chemical Co. Ltd.                                            477,000        3,324,579
Urbi Desarrollos Urbanos S.A. de C.V.*                               131,000          716,209
                                                                               --------------
                                                                               $   11,267,748
---------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%
---------------------------------------------------------------------------------------------
Bodycote International PLC                                           266,290   $      803,941
Samsung SDI Co. Ltd.                                                  11,380        1,088,866
Schneider Electric S.A.^                                              16,992        1,250,794
Vestas Wind Systems^ *                                                51,280          833,321
                                                                               --------------
                                                                               $    3,976,922
---------------------------------------------------------------------------------------------
Electronics - 3.6%
---------------------------------------------------------------------------------------------
Barco N.V                                                             14,200   $    1,031,290
Brother Industries Ltd.                                              108,000          995,006
CANON, Inc.                                                           35,000        1,906,300
MediaTek, Inc.                                                       169,000        1,460,194
Royal Philips Electronics N.V                                         50,600        1,289,944
Samsung Electronics Co., Ltd.                                          7,000        3,397,519
Seiko Epson Corp.                                                     46,100        1,540,568
                                                                               --------------
                                                                               $   11,620,821
---------------------------------------------------------------------------------------------
Energy - Independent - 3.0%
---------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                     77,200   $    1,705,905
CNOOC Ltd.                                                         5,680,000        3,121,060
EnCana Corp.*                                                        109,100        3,787,439
PTT Public Co.                                                       246,200        1,194,028
                                                                               --------------
                                                                               $    9,808,432
---------------------------------------------------------------------------------------------
Energy - Integrated - 6.3%
---------------------------------------------------------------------------------------------
BP PLC, ADR                                                           96,182   $    5,790,156
LUKOIL, ADR                                                           25,300          879,175
Repsol YPF S.A.^                                                      86,410        2,160,301
Statoil A.S.A.^                                                      209,250        3,666,357
TOTAL S.A., ADR^                                                      70,512        7,840,229
                                                                               --------------
                                                                               $   20,336,218
---------------------------------------------------------------------------------------------
Food & Drug Stores - 2.0%
---------------------------------------------------------------------------------------------
Carrefour S.A.^                                                       40,900   $    2,028,937
Lawson, Inc.                                                          50,000        1,827,833
William Morrison Supermarkets PLC                                    769,540        2,645,174
                                                                               --------------
                                                                               $    6,501,944
---------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.8%
---------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                      159,870   $      520,546
Greencore Group PLC                                                  287,822        1,208,144
Nestle S.A.^                                                          34,133        8,982,728
Unilever PLC                                                         509,600        4,972,336
                                                                               --------------
                                                                               $   15,683,754
---------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
---------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                           342,600   $    1,511,973
---------------------------------------------------------------------------------------------
Furniture & Appliances - 0.3%
---------------------------------------------------------------------------------------------
Indesit Co. S.p.A.^                                                   72,190   $      897,509
---------------------------------------------------------------------------------------------
Gaming & Lodging - 0.8%
---------------------------------------------------------------------------------------------
OPAP S.A                                                              45,000   $    1,233,042
William Hill Organization Ltd.                                       133,380        1,199,550
                                                                               --------------
                                                                               $    2,432,592
---------------------------------------------------------------------------------------------
Insurance - 4.0%
---------------------------------------------------------------------------------------------
Aviva PLC                                                            159,840   $    1,790,719
Benfield Group PLC                                                   494,900        2,466,206
Catlin Group Ltd.                                                    115,500          831,837
Hiscox PLC                                                           541,200        1,651,131
Jardine Lloyd Thompson Group PLC                                     453,570        2,887,179
Legal & General Group PLC                                            594,390        1,172,904
Riunione Adriatica di Sicurta S.p.A.^                                 78,100        1,506,469
St. James's Place Capital PLC                                        184,980          740,131
                                                                               --------------
                                                                               $   13,046,576
---------------------------------------------------------------------------------------------
Leisure & Toys - 1.8%
---------------------------------------------------------------------------------------------
Heiwa Corp.                                                          127,300   $    1,840,312
Nintendo Co. Ltd.                                                     24,500        2,610,016
Tamron Co. Ltd.^                                                      39,000        1,256,497
                                                                               --------------
                                                                               $    5,706,825
---------------------------------------------------------------------------------------------
Machinery & Tools - 3.7%
---------------------------------------------------------------------------------------------
Alfa Laval AB^                                                        73,760   $    1,110,425
ASSA ABLOY AB, "B"^                                                  158,150        2,077,956
Fanuc Ltd.                                                            29,200        1,816,829
Finning International, Inc.                                           32,500          901,560
Hyundai Mobis                                                         22,910        1,514,448
MINEBEA Co. Ltd.                                                     376,000        1,537,669
Sandvik AB^                                                           50,250        1,982,415
Vallourec S.A                                                          4,500        1,042,491
                                                                               --------------
                                                                               $   11,983,793
---------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
---------------------------------------------------------------------------------------------
Anglo American PLC                                                   149,870   $    3,576,102
---------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.6%
---------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                1,294,000   $    5,088,798
---------------------------------------------------------------------------------------------
Oil Services - 1.3%
---------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.^ *                             19,100   $    1,575,246
Fugro N.V.^                                                           16,091        1,448,897
Tenaris S.A., ADR                                                     17,010        1,186,448
                                                                               --------------
                                                                               $    4,210,591
---------------------------------------------------------------------------------------------
Pharmaceuticals - 4.2%
---------------------------------------------------------------------------------------------
AstraZeneca PLC                                                       72,360   $    3,072,888
Chugai Pharmaceutical Co. Ltd.                                        55,600          824,825
Roche Holding AG^                                                     21,100        2,660,637
Sanofi-Synthelabo^                                                    31,878        2,876,307
Schering AG^                                                          27,200        1,709,917
Tanabe Seiyaku Co. Ltd.                                              248,000        2,575,583
                                                                               --------------
                                                                               $   13,720,157
---------------------------------------------------------------------------------------------
Printing & Publishing - 1.5%
---------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                    149,270   $    1,425,257
Yell Group PLC                                                       477,240        3,547,774
                                                                               --------------
                                                                               $    4,973,031
---------------------------------------------------------------------------------------------
Specialty Chemicals - 1.3%
---------------------------------------------------------------------------------------------
Air Liquide S.A.^                                                     18,000   $    3,130,797
British Vita PLC*                                                    176,080        1,143,246
                                                                               --------------
                                                                               $    4,274,043
---------------------------------------------------------------------------------------------
Specialty Stores - 2.5%
---------------------------------------------------------------------------------------------
EDION Corp.                                                          153,000   $    1,836,141
Grupo Elektra S.A. de C.V                                            136,090          962,871
Lindex AB                                                             32,930        1,460,683
Matalan PLC*                                                         381,420        1,279,856
Neste Oil OYJ*                                                        70,082        1,565,753
NEXT PLC                                                              41,250        1,080,308
                                                                               --------------
                                                                               $    8,185,612
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.6%
---------------------------------------------------------------------------------------------
KDDI Corp.                                                               514   $    2,363,000
MobilCom AG^                                                          59,190        1,300,549
O2 PLC                                                               901,760        2,091,041
Vodafone Group PLC                                                 2,330,581        5,881,099
                                                                               --------------
                                                                               $   11,635,689
---------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.5%
---------------------------------------------------------------------------------------------
AFK Sistema, GDR#                                                     53,790   $      882,156
ZTE Corp.                                                            257,000          777,932
                                                                               --------------
                                                                               $    1,660,088
---------------------------------------------------------------------------------------------
Telephone Services - 5.5%
---------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR                                20,670   $      686,037
Deutsche Telekom AG^                                                 195,920        3,641,631
FastWeb S.p.A.*                                                       21,300          930,520
Hanarotelecom, Inc.*                                                 238,209          614,733
KT Freetel Co. Ltd.                                                   78,760        1,805,812
Royal KPN N.V                                                        433,130        3,438,890
Starhub Ltd.*                                                      1,471,000        1,351,243
Telecom Corp. of New Zealand Ltd.^                                   480,312        2,017,603
Telefonica S.A.^                                                     197,706        3,312,213
                                                                               --------------
                                                                               $   17,798,682
---------------------------------------------------------------------------------------------
Tobacco - 2.4%
---------------------------------------------------------------------------------------------
British American Tobacco PLC                                         306,350   $    5,816,740
Swedish Match AB^                                                    174,480        1,999,358
                                                                               --------------
                                                                               $    7,816,098
---------------------------------------------------------------------------------------------
Trucking - 1.9%
---------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                4,450,200   $    2,458,084
TNT N.V                                                              142,360        3,636,188
                                                                               --------------
                                                                               $    6,094,272
---------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.4%
---------------------------------------------------------------------------------------------
Fortum OYJ                                                           198,730   $    3,013,800
Iberdrola S.A.^                                                       75,660        1,932,523
Kelda Group PLC                                                      143,080        1,675,815
Scottish Power PLC                                                    85,000          716,523
Severn Trent PLC                                                      89,140        1,639,834
Suez S.A.^                                                           127,340        3,424,968
Tohoku Electric Power Co., Inc.                                      180,700        3,636,520
United Utilities PLC, "A"*                                           141,940        1,284,278
                                                                               --------------
                                                                               $   17,324,261
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $280,220,745)                                   $  306,436,489
---------------------------------------------------------------------------------------------
Rights - 0%
---------------------------------------------------------------------------------------------
ISSUER                                      1ST EXERCISE              SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Machinery & Tools - 0%
---------------------------------------------------------------------------------------------
Sandvik AB*+                                     6/10/05              47,550   $       27,931
---------------------------------------------------------------------------------------------
Short-Term Obligation - 4.0%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
New Center Asset Trust, 3.05%, due 6/01/05, at Amortized Cost $   13,068,000   $   13,068,000

Collateral for Securities Loaned - 23.0%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   74,300,406   $   74,300,406

Repurchase Agreement - 0.1%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05,
total to be received $271,023 (secured by various
U.S. Treasury and Federal Agency obligations in a
jointly traded account), at Cost                              $      271,000   $      271,000
---------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $367,860,151)(+)                           $  394,103,826
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (21.7)%                                          (70,444,039)
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $  323,659,787
---------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
  + Redemption Right: 25 Rights = 1 Ordinary share.
  # SEC Rule 144A restriction.
(+) As of May 31, 2005, the fund had 1 security representing $882,156 and 0.27%
    of net assets that was fair valued in accordance with the policies adopted by the Board of Trustees.
ADR = American Depository Receipt GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $71,974,456 of securities on
loan (identified cost, $367,860,151)                                $394,103,826
Cash                                                                     271,032
Foreign currency, at value (identified cost, $1,632,239)               1,629,313
Receivable for fund shares sold                                        3,169,512
Interest and dividends receivable                                      1,157,329
Total assets                                                                              $400,331,012
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                       $566,492
Payable for fund shares reacquired                                     1,708,903
Collateral for securities loaned, at value*                           74,300,406
Payable to affiliates
  Management fee                                                          31,957
  Reimbursement fee                                                       13,726
  Distribution and service fee                                            15,692
Accrued expenses and other liabilities                                    34,049
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $76,671,225
------------------------------------------------------------------------------------------------------
Net assets                                                                                $323,659,787
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $286,401,146
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies (net of $34,049
deferred country tax)                                                 26,188,544
Accumulated undistributed net realized gain on investments and
foreign currency transactions                                          7,642,542
Accumulated undistributed net investment income                        3,427,555
------------------------------------------------------------------------------------------------------
Net assets                                                                                $323,659,787
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   13,436,523
------------------------------------------------------------------------------------------------------
* Non-cash collateral not included.

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $142,789,399
  Shares outstanding                                                   5,901,447
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $24.20
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.20)                                                   $25.68
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $57,355,885
  Shares outstanding                                                   2,443,863
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $23.47
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $35,807,638
  Shares outstanding                                                   1,547,110
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $23.14
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $87,706,865
  Shares outstanding                                                   3,544,103
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $24.75
------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $7,123,055
  Income on securities loaned                                             338,761
  Interest                                                                188,990
  Foreign taxes withheld                                                 (686,869)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $6,963,937
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,744,445
  Trustees" compensation                                                    8,045
  Shareholder servicing costs                                             342,451
  Distribution and service fee (Class A)                                  333,613
  Distribution and service fee (Class B)                                  464,837
  Distribution and service fee (Class C)                                  210,772
  Administrative fee                                                       19,770
  Custodian fee                                                           245,776
  Printing                                                                 52,305
  Postage                                                                  16,555
  Auditing fees                                                            57,237
  Legal fees                                                                6,515
  Miscellaneous                                                            90,279
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,592,600
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (2,736)
  Reduction of expenses by investment adviser                             (61,433)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,528,431
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $3,435,506
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $14,580 country tax)                $13,049,282
  Foreign currency transactions                                           (34,999)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $13,014,283
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $34,049 deferred country tax)                    $6,512,259
  Translation of assets and liabilities in foreign currencies             (24,835)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $6,487,424
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $19,501,707
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $22,937,213
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                                2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $3,435,506                 $401,612
Net realized gain (loss) on investments and foreign
currency transactions                                              13,014,283               13,783,267
Net unrealized gain (loss) on investments and foreign
currency translation                                                6,487,424               11,684,112
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $22,937,213              $25,868,991
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(253,881)               $(164,858)
  Class C                                                                  --                   (9,498)
  Class I                                                            (147,046)                 (25,650)
From net realized gain on investments and foreign
currency transactions
  Class A                                                          (2,165,264)                      --
  Class B                                                          (1,113,776)                      --
  Class C                                                            (467,968)                      --
  Class I                                                            (636,243)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(4,784,178)               $(200,006)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $188,261,911              $17,292,361
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $3,564                   $3,251
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $206,418,510              $42,964,597
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $117,241,277              $74,276,680
At end of period (including accumulated undistributed net
investment income of $3,427,555 and $331,346, respectively)      $323,659,787             $117,241,277
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 5/31
                                                 -------------------------------------------------------------------------
CLASS A                                                 2005            2004            2003            2002          2001

Net asset value, beginning of period                  $21.06          $16.14          $16.97          $17.64        $20.60
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                      $0.41           $0.13           $0.08          $(0.02)       $(0.03)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.34            4.85           (0.91)          (0.55)        (1.84)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.75           $4.98          $(0.83)         $(0.57)       $(1.87)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.06)         $(0.06)            $--             $--        $(0.27)
  From net realized gain on investments and
  foreign currency transactions                        (0.55)             --              --           (0.10)        (0.82)
  From paid-in capital                                    --              --              --           (0.00)+          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.61)         $(0.06)            $--          $(0.10)       $(1.09)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $24.20          $21.06          $16.14          $16.97        $17.64
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   17.89           30.88           (4.89)          (3.20)        (9.41)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                                                             YEARS ENDED 5/31
                                                 -------------------------------------------------------------------------
CLASS A (CONTINUED)                                     2005            2004            2003            2002          2001
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.65            1.90            2.08            2.06          2.08
Net investment income (loss)                            1.78            0.67            0.51           (0.11)        (0.17)
Portfolio turnover                                        37              82              92              94           104
Net assets at end of period (000 Omitted)           $142,789         $66,216         $39,161         $38,122       $35,742
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.41^          $0.10           $0.06          $(0.03)       $(0.04)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.68            2.04            2.16            2.14          2.13
Net investment income (loss)                            1.75            0.53            0.43           (0.19)        (0.22)
--------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  ^ The reimbursement impact per share was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS B                                                 2005            2004            2003            2002          2001
Net asset value, beginning of period                  $20.51          $15.75          $16.65          $17.39        $20.34
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                      $0.21           $0.01           $0.00+         $(0.10)       $(0.13)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.30            4.75           (0.90)          (0.54)        (1.82)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.51           $4.76          $(0.90)         $(0.64)       $(1.95)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $--             $--             $--        $(0.18)
  From net realized gain on investments and
  foreign currency transactions                        (0.55)             --              --           (0.10)        (0.82)
  From paid-in capital                                    --              --              --           (0.00)+          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.55)            $--             $--          $(0.10)       $(1.00)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $23.47          $20.51          $15.75          $16.65        $17.39
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                      17.16           30.22           (5.41)          (3.65)        (9.92)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.30            2.44            2.58            2.56          2.58
Net investment income (loss)                            0.93            0.07            0.02           (0.60)        (0.67)
Portfolio turnover                                        37              82              92              94           104
Net assets at end of period (000 Omitted)            $57,356         $37,076         $26,608         $27,751       $28,389
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.20          $(0.01)         $(0.01)         $(0.11)       $(0.14)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.33            2.58            2.66            2.64          2.63
Net investment income (loss)                            0.90           (0.07)          (0.06)          (0.68)        (0.72)
--------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS C                                                 2005            2004            2003            2002          2001
Net asset value, beginning of period                  $20.24          $15.55          $16.44          $17.17        $20.15
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                      $0.29           $0.03           $0.02          $(0.10)       $(0.11)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.16            4.68           (0.91)          (0.53)        (1.82)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.45           $4.71          $(0.89)         $(0.63)       $(1.93)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--          $(0.02)            $--             $--        $(0.23)
  From net realized gain on investments and
  foreign currency transactions                        (0.55)             --              --           (0.10)        (0.82)
  From paid-in capital                                    --              --              --           (0.00)+          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.55)         $(0.02)            $--          $(0.10)       $(1.05)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $23.14          $20.24          $15.55          $16.44        $17.17
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                      17.09           30.27           (5.41)          (3.64)        (9.94)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.30            2.44            2.58            2.56          2.60
Net investment income (loss)                            1.29            0.14            0.13           (0.61)        (0.60)
Portfolio turnover                                        37              82              92              94           104
Net assets at end of period (000 Omitted)            $35,808         $13,322          $8,248          $6,573        $6,784
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.28           $0.00+          $0.01          $(0.11)       $(0.12)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.33            2.58            2.66            2.64          2.65
Net investment income (loss)                            1.26            0.00++          0.05           (0.69)        (0.65)
--------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
++ Per share amount was less than 0.01%.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 &  From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS I                                                 2005            2004            2003            2002          2001
Net asset value, beginning of period                  $21.52          $16.45          $17.20          $17.79        $20.77
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income(S)                             $0.79           $0.18           $0.10           $0.12         $0.06
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.12            5.01           (0.85)          (0.61)        (1.86)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $3.91           $5.19          $(0.75)         $(0.49)       $(1.80)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.13)         $(0.12)            $--             $--        $(0.36)
  From net realized gain on investments and
  foreign currency transactions                        (0.55)             --              --           (0.10)        (0.82)
  From paid-in capital                                    --              --              --           (0.00)+          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.68)         $(0.12)            $--          $(0.10)       $(1.18)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $24.75          $21.52          $16.45          $17.20        $17.79
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                      18.23           31.57           (4.30)          (2.72)        (9.04)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.31            1.44            1.58            1.56          1.56
Net investment income                                   3.32            0.80            0.74            0.77          0.30
Portfolio turnover                                        37              82              92              94           104
Net assets at end of period (000 Omitted)            $87,707            $627            $260            $458           $79
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. Prior to January 1, 2004, the investment adviser voluntarily waived a portion of its fee for the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                  $0.78           $0.15           $0.09           $0.11         $0.05
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.34            1.58            1.66            1.64          1.61
Net investment income                                   3.29            0.66            0.66            0.69          0.25
--------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2005, the value of securities loaned was $71,974,456. These loans were collateralized by cash of $74,300,406 and non-cash U.S. Treasury obligations of $1,156,204.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the statement of operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2005, the fund's custodian fees were reduced by $2,509 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2005, the fund's miscellaneous expenses were reduced by $227 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, foreign taxes, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and passive foreign investment companies.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                              5/31/05            5/31/04
   Distributions declared from:
    Ordinary income                        $2,733,191           $200,006
    Long-term capital gain                  2,050,987                 --
------------------------------------------------------------------------
Total distributions declared               $4,784,178           $200,006

During the year ended May 31, 2005, accumulated undistributed net investment income increased by $61,630, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $765,639, and paid-in capital increased by $704,009 due to differences between book and tax accounting for foreign currency transactions, passive foreign investment companies, treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

        Undistributed ordinary income           $5,667,322
        Undistributed long-term capital gain     5,861,089
        Unrealized appreciation                 25,789,531
        Other temporary differences                (59,301)

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets        0.90%
          Next $1 billion of average net assets         0.80%
          Average net assets in excess of $2 billion    0.70%

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually for Class A, Class B, Class C and Class I. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At May 31, 2005, aggregate unreimbursed expenses amounted to $158,385.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense of $684 for retired Independent Trustees for the year ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $855, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                 BEGINNING OF PERIOD         3/01/05
      EFFECTIVE DATE               THROUGH 2/28/05          AND AFTER

      First $2 billion                 0.01120%              0.01626%
      Next $2.5 billion                0.00832%              0.01206%
      Next $2.5 billion                0.00032%              0.00056%
      In excess of $7 billion          0.00000%              0.00000%

For the year ended May 31, 2005, the fund paid MFS $19,770, equivalent to 0.0102% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $74,908 for the year ended May 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:
                                           CLASS A         CLASS B      CLASS C

Distribution Fee                             0.10%           0.75%        0.75%
Service Fee                                  0.25%           0.25%        0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                      0.35%           1.00%        1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MF for the year ended May 31, 2005 amounted to:

                                           CLASS A         CLASS B      CLASS C

Service Fee Retained by MFD                 $2,219            $161          $71
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2005 were as follows:

                                           CLASS A         CLASS B      CLASS C

Contingent Deferred Sales Charges Imposed   $3,615         $45,802       $4,263

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended May 31, 2005, the fund paid MFSC a fee of $195,674 for shareholder services which equated to 0.1009% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $99,115, and other costs paid by the fund directly to unaffiliated vendors for the year ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $242,663,492 and $69,487,749, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $368,314,295
          -------------------------------------------------------
          Gross unrealized appreciation               $31,937,107
          Gross unrealized depreciation                (6,147,576)
          -------------------------------------------------------
          Net unrealized appreciation (depreciation)  $25,789,531

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   Year ended 5/31/05              Year ended 5/31/04
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES

Shares sold                                     4,008,788      $95,543,220      2,075,303      $37,967,607

Shares issued to shareholders in
reinvestment of distributions                      85,827        2,029,810          7,527          143,895

Shares reacquired                              (1,337,379)     (31,359,488)    (1,365,352)     (24,814,644)
----------------------------------------------------------------------------------------------------------
Net change                                      2,757,236      $66,213,542        717,478      $13,296,858

CLASS B SHARES

Shares sold                                     1,269,649      $29,083,146        681,580      $12,527,902

Shares issued to shareholders in
reinvestment of distributions                      40,408          929,793             --               --

Shares reacquired                                (673,486)     (15,209,449)      (563,490)     (10,441,345)
----------------------------------------------------------------------------------------------------------
Net change                                        636,571      $14,803,490        118,090       $2,086,557

CLASS C SHARES

Shares sold                                     1,095,415      $25,084,125        313,736       $5,631,132

Shares issued to shareholders in
reinvestment of distributions                      13,788          312,974            390            7,147

Shares reacquired                                (220,261)      (4,819,849)      (186,237)      (3,364,087)
----------------------------------------------------------------------------------------------------------
Net change                                        888,942      $20,577,250        127,889       $2,274,192

CLASS I SHARES

Shares sold                                     3,520,031      $86,807,224        245,981       $4,411,059

Shares issued to shareholders in
reinvestment of distributions                      28,710          693,642            106            2,107

Shares reacquired                                 (33,782)        (833,237)      (232,734)      (4,778,412)
----------------------------------------------------------------------------------------------------------
Net change                                      3,514,959      $86,667,629         13,353        $(365,246)

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds and MFS International Diversification Fund may invest. These funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the International Diversification Fund was the owner of record of approximately 25% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2005 was $1,551, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended May 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS International Value Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Value Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Value Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                         ERNST & YOUNG LLP
Boston, Massachusetts
July 12, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS International Value Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                           NUMBER OF DOLLARS
                       ---------------------------------------------------------
NOMINEE                      AFFIRMATIVE    WITHHOLD AUTHORITY  BROKER NON-VOTES

Lawrence H. Cohn, M.D.   $4,226,686,155.67    $63,668,415.20          $--
--------------------------------------------------------------------------------
David H. Gunning          4,230,447,987.84     59,906,583.02          0.01
--------------------------------------------------------------------------------
William R. Gutow          4,228,290,921.34     62,063,649.53           --
--------------------------------------------------------------------------------
Michael Hegarty           4,229,980,410.55     60,374,160.32           --
--------------------------------------------------------------------------------
J. Atwood Ives            4,228,064,781.48     62,289,789.39           --
--------------------------------------------------------------------------------
Amy B. Lane               4,230,079,716.86     60,274,854.01           --
--------------------------------------------------------------------------------
Robert J. Manning         4,231,244,662.74     59,109,908.13           --
--------------------------------------------------------------------------------
Lawrence T. Perara        4,228,117,771.46     62,236,799.41           --
--------------------------------------------------------------------------------
Robert C. Pozen           4,230,758,874.85     59,595,696.02           --
--------------------------------------------------------------------------------
J. Dale Sherratt          4,228,845,182.78     61,509,388.09           --
--------------------------------------------------------------------------------
Laurie J. Thomsen         4,230,576,927.68     59,777,643.19           --
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional products), Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Barnaby Wiener

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $2,768,645 as a capital gain dividend for the year ended May 31, 2005.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGI-ANN-07/05 27M

ANNUAL REPORT 5/31/05

MFS(R) INTERNATIONAL
DIVERSIFICATION FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

[graphic omitted]

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL DIVERSIFICATION FUND                               5/31/05

The fund seeks long-term growth of capital.

THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                    TABLE OF CONTENTS
                    ----------------------------------------------------

                    LETTER FROM THE CEO                                1
                    ----------------------------------------------------
                    PORTFOLIO COMPOSITION                              3
                    ----------------------------------------------------
                    MANAGEMENT REVIEW                                  4
                    ----------------------------------------------------
                    PERFORMANCE SUMMARY                                6
                    ----------------------------------------------------
                    EXPENSE TABLE                                     11
                    ----------------------------------------------------
                    PORTFOLIO OF INVESTMENTS                          13
                    ----------------------------------------------------
                    FINANCIAL STATEMENTS                              14
                    ----------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS                     25
                    ----------------------------------------------------
                    REPORT OF INDEPENDENT REGISTERED
                    PUBLIC ACCOUNTING FIRM                            37
                    ----------------------------------------------------
                    RESULTS OF SHAREHOLDER MEETING                    38
                    ----------------------------------------------------
                    TRUSTEES AND OFFICERS                             39
                    ----------------------------------------------------
                    PROXY VOTING POLICIES AND INFORMATION             43
                    ----------------------------------------------------
                    QUARTERLY PORTFOLIO DISCLOSURE                    43
                    ----------------------------------------------------
                    FEDERAL TAX INFORMATION                           43
                    ----------------------------------------------------
                    CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE
              (target allocations)

              International Fund                        100.0%

              MFS FUND HOLDINGS
              (ACTUAL ALLOCATIONS)

              MFS(R) Research International Fund         35.0%
              ------------------------------------------------
              MFS(R) International Growth Fund           25.0%
              ------------------------------------------------
              MFS(R) International Value Fund            25.0%
              ------------------------------------------------
              MFS(R) International New
              Discovery Fund                             10.0%
              ------------------------------------------------
              MFS(R) Emerging Markets Equity Fund         5.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

The MFS International Diversification Fund is comprised of five underlying MFS international funds with varying market capitalizations and geographic regions. The underlying funds include allocations of 35% to the MFS Research International Fund, 10% to the MFS International New Discovery Fund, 25% to the MFS International Value Fund, 25% to the MFS International Growth Fund, and 5% to the MFS Emerging Markets Equity Fund. The fund's investment objective is to seek long term growth of capital.

The fund commenced investment operations on September 30, 2004. For the eight months ended May 31, 2005, Class A shares of the MFS International Diversification Fund provided a life return of 12.61%, at net asset value. In comparison, the fund's benchmark, the Morgan Stanley Capital International
(MSCI) All Country World (ex-U.S.) Index, returned 13.64%. Over the period, two of the five underlying funds underperformed the benchmark.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the eight-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact. While stocks suffered in March and April as investors worried about high oil prices and the credit quality of some major U.S. corporations, the U.S. stock indices finished the period about where they began. Stocks in other major global markets outperformed those in the United States.

PORTFOLIO POSITIONING

During the period a decision was made to change the allocation of the underlying funds within the MFS International Diversification Fund. In the first quarter of 2005 the allocation of the MFS Emerging Markets Equity Fund was decreased from 10% to 5% while the allocation to the MFS Research International Fund was increased from 30% to 35%.

DETRACTORS FROM PERFORMANCE

Our positions in the MFS Research International and MFS International Growth Funds detracted from relative performance over the period as they lagged the benchmark.

CONTRIBUTORS TO PERFORMANCE

Our holdings in the MFS International Value, MFS International New Discovery and MFS Emerging Markets Equity Funds outperformed the MSCI All Country World (ex-U.S.) Index.

    Respectfully,

/s/ Thomas Melendez

    Thomas Melendez
    Portfolio Manager

A team of professionals within the MFS quantitative group determined the fund selections and target weightings for the fund. Thomas Melendez, Vice President of MFS, monitors overall procedures.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005. Index information is from October 1, 2004.)

                        MFS International
                    Diversification Fund --        MSCI All Country
                          Class A               World (ex-U.S.) Index

            9/04         $ 9,425                     $10,000
            5/05          10,613                      11,364


TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class                   Class inception date                 Life*
-------------------------------------------------------------------------------
         A                              9/30/04                          12.61%
-------------------------------------------------------------------------------
         B                              9/30/04                          12.14%
-------------------------------------------------------------------------------
         C                              9/30/04                          12.03%
-------------------------------------------------------------------------------
         I                              9/30/04                          12.85%
-------------------------------------------------------------------------------
        R**                             9/30/04                          12.46%
-------------------------------------------------------------------------------
        R1                              4/01/05                          12.14%
-------------------------------------------------------------------------------
        R2                              4/01/05                          12.14%
-------------------------------------------------------------------------------
       R3**                             9/30/04                          12.25%
-------------------------------------------------------------------------------
        R4                              4/01/05                          12.61%
-------------------------------------------------------------------------------
        R5                              4/01/05                          12.71%
-------------------------------------------------------------------------------
       529A                             9/30/04                          12.29%
-------------------------------------------------------------------------------
       529B                             9/30/04                          11.84%
-------------------------------------------------------------------------------
       529C                             9/30/04                          11.95%
-------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks

-------------------------------------------------------------------------------
Average International multi-cap core fund+                               11.50%
-------------------------------------------------------------------------------
MSCI All Country World (ex-U.S.) Index#                                  13.64%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
-------------------------------------------------------------------------------
         A                                                                6.13%
-------------------------------------------------------------------------------
         B                                                                8.14%
-------------------------------------------------------------------------------
         C                                                               11.03%
-------------------------------------------------------------------------------
       529A                                                               5.84%
-------------------------------------------------------------------------------
       529B                                                               7.84%
-------------------------------------------------------------------------------
       529C                                                              10.95%
-------------------------------------------------------------------------------

CUMULATIVE WITHOUT SALES CHARGE

    Share class                                                        Life*
-------------------------------------------------------------------------------
         A                                                               12.61%
-------------------------------------------------------------------------------
         B                                                               12.14%
-------------------------------------------------------------------------------
         C                                                               12.03%
-------------------------------------------------------------------------------
         I                                                               12.85%
-------------------------------------------------------------------------------
         R                                                               12.46%
-------------------------------------------------------------------------------
        R1                                                               12.14%
-------------------------------------------------------------------------------
        R2                                                               12.14%
-------------------------------------------------------------------------------
        R3                                                               12.25%
-------------------------------------------------------------------------------
        R4                                                               12.61%
-------------------------------------------------------------------------------
        R5                                                               12.71%
-------------------------------------------------------------------------------
       529A                                                              12.29%
-------------------------------------------------------------------------------
       529B                                                              11.84%
-------------------------------------------------------------------------------
       529C                                                              11.95%
-------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.
 * For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005. Index information is from
   October 1, 2004.
** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares"
   and Class R2 shares have been renamed "Class R3 shares".
 + Source: Lipper Inc., an independent firm that reports mutual fund performance.
 # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI All Country World (ex-US) Index - a market capitalization index that is designed to measure equity performance in the developed and emerging markets, excluding the U.S.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Class R4 and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class R1 and R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic target weightings and in selecting the best mix of underlying funds. In turn, the fund's value will fluctuate in response to the performance of the holdings of the underlying funds" portfolios. There is a risk that the adviser's evaluations and assumptions regarding international style, markets, or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds" performance will be higher than the performance of the asset class that they were selected to represent.

In managing the fund, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the adviser is a fiduciary to the fund and is legally obligated to act in its best interests when selecting underlying funds.

The value of the securities in which the underlying funds invest may decline due to changing economic, political or market conditions or disappointing earnings results.

Prices of securities react to the economic condition of the company that issued the security. The underlying funds" investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

The underlying funds may invest in foreign and emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Equity and fixed income securities purchased by an underlying fund may be traded in the over-the-counter (OTC) market rather than on an organized exchange. Many OTC securities trade less frequently and in smaller volume than exchange traded securities. OTC investments are therefore subject to liquidity risk, meaning the securities are harder to value or sell at a fair price. Companies that issue OTC securities may have limited product lines, markets or financial resources compared to companies that issue exchange traded securities. The value of OTC securities may be more volatile than exchange traded securities. These factors could have a negative impact on the value of an OTC security and therefore on an underlying fund's performance.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
--------------------------------------------------------------------------------
           Actual           0.35%     $1,000.00       $1,020.90         $1.76
    A      ---------------------------------------------------------------------
           Hypothetical*    0.35%     $1,000.00       $1,023.19         $1.77
--------------------------------------------------------------------------------
           Actual           1.00%     $1,000.00       $1,017.60         $5.03
    B     ----------------------------------------------------------------------
           Hypothetical*    1.00%     $1,000.00       $1,019.95         $5.04
--------------------------------------------------------------------------------
           Actual           1.00%     $1,000.00       $1,017.50         $5.03
    C      ---------------------------------------------------------------------
           Hypothetical*    1.00%     $1,000.00       $1,019.95         $5.04
--------------------------------------------------------------------------------
           Actual           0.00%     $1,000.00       $1,023.10         $0.00
    I      ---------------------------------------------------------------------
           Hypothetical*    0.00%     $1,000.00       $1,024.93         $0.00
--------------------------------------------------------------------------------
    R      Actual           0.50%     $1,000.00       $1,020.50         $2.52
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    0.50%     $1,000.00       $1,022.44         $2.52
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00       $1,017.60         $6.04
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00       $1,018.95         $6.04
--------------------------------------------------------------------------------
           Actual           0.90%     $1,000.00       $1,017.60         $4.53
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.90%     $1,000.00       $1,020.44         $4.53
--------------------------------------------------------------------------------
    R3     Actual           0.75%     $1,000.00       $1,018.60         $3.77
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    0.75%     $1,000.00       $1,021.19         $3.78
--------------------------------------------------------------------------------
           Actual           0.40%     $1,000.00       $1,020.90         $2.02
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.40%     $1,000.00       $1,022.94         $2.02
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00       $1,021.80         $0.50
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00       $1,024.43         $0.50
--------------------------------------------------------------------------------
           Actual           0.60%     $1,000.00       $1,019.00         $3.02
  529A     ---------------------------------------------------------------------
           Hypothetical*    0.60%     $1,000.00       $1,021.94         $3.02
--------------------------------------------------------------------------------
           Actual           1.25%     $1,000.00       $1,015.80         $6.28
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.25%     $1,000.00       $1,018.70         $6.29
--------------------------------------------------------------------------------
           Actual           1.25%     $1,000.00       $1,016.80         $6.29
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.25%     $1,000.00       $1,018.70         $6.29
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                     SHARES          $ VALUE
--------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I++                              633,632     $ 16,392,063
MFS International Growth Fund - Class I++*                              4,032,995       81,748,807
MFS International New Discovery Fund - Class I                          1,521,678       32,700,856
MFS International Value Fund - Class I++                                3,301,426       81,743,303
MFS Research International Fund - Class I++                             7,355,256      114,447,782

--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $328,531,178)                                    $327,032,811
--------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT          $ VALUE
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.06%, due 6/01/05,
at Amortized Cost <                                                    $  277,000     $    277,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $328,808,178)                                     $327,309,811
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (0.1)%                                                   (396,340)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $326,913,471
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
 < The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
-------------------------------------------------------------------------------
Investments, at value
  Unaffiliated issuers (identified
  cost, $33,161,954)                                $32,977,856
  Affiliated issuers (identified
  cost, $295,646,224)                               294,331,955
-------------------------------------------------------------------------------
Total investments, at value (identified cost, $328,808,178)        $327,309,811
-------------------------------------------------------------------------------
Cash                                                        593
Receivable for fund shares sold                       4,769,394
-------------------------------------------------------------------------------
Total assets                                                       $332,079,798
-------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------
Payable for investments purchased                    $4,538,295
Payable for fund shares reacquired                      559,382
Payable to affiliates
  Shareholder servicing costs                            12,933
  Distribution and service fee                           22,962
  Administrative fee                                        582
  Program manager fee                                        15
  Administrative service fee                                  9
Accrued expenses and other liabilities                   32,149
-------------------------------------------------------------------------------
Total liabilities                                                    $5,166,327
-------------------------------------------------------------------------------
Net assets                                                         $326,913,471
-------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Paid-in capital                                    $327,387,574
Unrealized depreciation on investments               (1,498,367)
Accumulated undistributed net realized gain
on investments                                        1,024,264
-------------------------------------------------------------------------------
Net assets                                                         $326,913,471
-------------------------------------------------------------------------------
Shares of beneficial interest outstanding                            29,295,017
-------------------------------------------------------------------------------

Class A shares
-------------------------------------------------------------------------------
  Net assets                                       $170,485,328
  Shares outstanding                                 15,250,744
-------------------------------------------------------------------------------
  Net asset value per share                                              $11.18
-------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.18)                            $11.86
-------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------
  Net assets                                        $46,305,441
  Shares outstanding                                  4,156,863
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.14
-------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------
  Net assets                                       $103,224,522
  Shares outstanding                                  9,270,463
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.13
-------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------
  Net assets                                         $3,442,086
  Shares outstanding                                    307,404
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.20
-------------------------------------------------------------------------------

Class R shares (formerly Class R1)
-------------------------------------------------------------------------------
  Net assets                                         $2,558,140
  Shares outstanding                                    229,010
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.17
-------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------
  Net assets                                            $58,783
  Shares outstanding                                      5,279
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.14
-------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------
  Net assets                                            $48,827
  Shares outstanding                                      4,382
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.14
-------------------------------------------------------------------------------

Class R3 shares (formerly Class R2)
-------------------------------------------------------------------------------
  Net assets                                           $120,046
  Shares outstanding                                     10,753
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.16
-------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------
  Net assets                                            $48,868
  Shares outstanding                                      4,371
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.18
-------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------
  Net assets                                            $48,892
  Shares outstanding                                      4,371
-------------------------------------------------------------------------------
  Net asset value, offering price, and redemption
  price per share                                                        $11.19
-------------------------------------------------------------------------------

Class 529A shares
-------------------------------------------------------------------------------
  Net assets                                           $144,319
  Shares outstanding                                     12,927
-------------------------------------------------------------------------------
  Net asset value per share                                              $11.16
-------------------------------------------------------------------------------
  Offering price per share (100/94.25X$11.16)                            $11.84
-------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------
  Net assets                                           $122,867
  Shares outstanding                                     11,035
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.13
-------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------
  Net assets                                           $305,352
  Shares outstanding                                     27,415
-------------------------------------------------------------------------------
  Net asset value and offering price per share                           $11.14
-------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

PERIOD ENDED 5/31/05*

NET INVESTMENT INCOME
-------------------------------------------------------------------------------
Income

  Dividends (including $667,667 received from
  affiliated issuers)                                  $902,089
  Interest                                               21,908
-------------------------------------------------------------------------------
Total investment income                                                $923,997
-------------------------------------------------------------------------------
Expenses
  Trustees' compensation                                 $2,201
  Shareholder servicing costs                            45,838
  Distribution and service fee (Class A)                209,188
  Distribution and service fee (Class B)                151,073
  Distribution and service fee (Class C)                328,906
  Distribution and service fee (Class R)                  2,342
  Distribution and service fee (Class R1)                    63
  Distribution and service fee (Class R2)                    42
  Distribution and service fee (Class R3)                   600
  Distribution and service fee (Class R4)                    21
  Distribution and service fee (Class 529A)                 432
  Distribution and service fee (Class 529B)               1,312
  Distribution and service fee (Class 529C)               1,664
  Program manager fee (Class 529A)                          309
  Program manager fee (Class 529B)                          328
  Program manager fee (Class 529C)                          416
  Administrative service fee (Class R1)                      38
  Administrative service fee (Class R2)                      33
  Administrative service fee (Class R3)                     300
  Administrative service fee (Class R4)                      12
  Administrative service fee (Class R5)                       8
  Administrative fee                                     14,366
  Custodian fee                                          22,903
  Printing                                               55,566
  Postage                                                 8,823
  Auditing fees                                          42,701
  Legal fees                                              4,262
  Registration fees                                     170,857
  Miscellaneous                                          26,731
-------------------------------------------------------------------------------
Total expenses                                                       $1,091,335
-------------------------------------------------------------------------------
  Fees paid indirectly                                       (6)
  Reduction of expenses by investment adviser          (392,935)
-------------------------------------------------------------------------------
Net expenses                                                           $698,394
-------------------------------------------------------------------------------
Net investment income                                                  $225,603
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Capital gain distributions from underlying funds (including
    $1,440,427 from affiliated issuers)                              $1,693,568
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) Investments        $(1,498,367)
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                 $195,201
-------------------------------------------------------------------------------
Change in net assets from operations                                   $420,804
-------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2004 through May 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

PERIOD ENDED 5/31/05*

CHANGE IN NET ASSETS
-------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------
Net investment income                                  $225,603
Net realized gain (loss) on investments               1,693,568
Net unrealized gain (loss) on investments            (1,498,367)
-------------------------------------------------------------------------------
Change in net assets from operations                                   $420,804
-------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------
From net investment income
  Class A                                             $(485,494)
  Class B                                              (107,225)
  Class C                                              (216,135)
  Class I                                                (7,843)
  Class R                                                (2,933)
  Class R3                                               (1,340)
  Class 529A                                             (1,419)
  Class 529B                                             (1,247)
  Class 529C                                             (1,356)
-------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(824,992)
-------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $327,314,956
-------------------------------------------------------------------------------
Redemption fees                                                          $2,703
-------------------------------------------------------------------------------
Total change in net assets                                         $326,913,471
-------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $0)                                       $326,913,471
-------------------------------------------------------------------------------

* For the period from the commencement of the fund's investment operations, September 30, 2004 through May 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent auditors, whose report, together with the fund's financial statements, are included in this report.

                                                         CLASS A            CLASS B            CLASS C            CLASS I
                                                      ----------         ----------         ----------         ----------
                                                          PERIOD             PERIOD             PERIOD             PERIOD
                                                           ENDED              ENDED              ENDED              ENDED
                                                         5/31/05*           5/31/05*           5/31/05*           5/31/05*
Net asset value, beginning of period                      $10.00             $10.00             $10.00             $10.00
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
  Net investment income(S)                                 $0.04             $(0.01)            $(0.02)             $0.06
  Net realized and unrealized gain (loss) on
  investments                                               1.22               1.23               1.22               1.23
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $1.26              $1.22              $1.20              $1.29
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                              $(0.08)            $(0.08)            $(0.07)            $(0.09)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $11.18             $11.14             $11.13             $11.20
-------------------------------------------------------------------------------------------------------------------------
Total return (%)                                           12.61++(+)         12.14++            12.03++            12.85++
-------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                         CLASS A            CLASS B            CLASS C            CLASS I
                                                      ----------         ----------         ----------         ---------
                                                          PERIOD             PERIOD             PERIOD             PERIOD
                                                           ENDED              ENDED              ENDED              ENDED
                                                         5/31/05*           5/31/05*           5/31/05*           5/31/05*
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:(S)
-------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                0.35+              1.00+              1.00+              0.00+
Net investment income                                       0.51+             (0.16)+            (0.21)+             0.79+
Portfolio turnover                                             0                  0                  0                  0
Net assets at end of period (000 Omitted)               $170,485            $46,305           $103,225             $3,442
-------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of distribution and service and certain other fees and expenses, such that Other
    Expenses do not exceed 0.10% of average daily net assets. In addition to the current agreement, effective November
    1, 2004, MFS has voluntarily agreed to bear an additional 0.10% such that Other Expenses do not exceed 0.00%. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation the net investment income per share and the ratios would have been:

Net investment income                                      $0.01             $(0.04)            $(0.04)             $0.03
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
-------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                0.71+              1.36+              1.36+              0.36+
Net investment income                                       0.15+             (0.52)+            (0.56)+             0.44+
-------------------------------------------------------------------------------------------------------------------------
  * For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                    CLASS R
                                                                  (FORMERLY
                                                                  CLASS R1)           CLASS R1           CLASS R2
                                                              -------------       ------------       ------------
                                                                     PERIOD             PERIOD             PERIOD
                                                                      ENDED              ENDED              ENDED
                                                                    5/31/05*           5/31/05**          5/31/05**
Net asset value, beginning of period                                 $10.00             $11.41             $11.41
------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                                     $0.01             $(0.02)            $(0.02)
  Net realized and unrealized gain (loss) on
  investments                                                          1.24              (0.25)^^          (0.25)^^
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $1.25             $(0.27)            $(0.27)
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.08)               $--                $--
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.17             $11.14             $11.14
------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      12.46++            (2.37)++           (2.37)++
------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:(S)
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                           0.50+              1.20+              0.90+
Net investment income (loss)                                           0.15+             (1.19)+            (0.89)+
Portfolio turnover                                                        0                  0                  0
Net assets at end of period (000 Omitted)                            $2,558                $59                $49
------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of distribution and service and certain other fees and expenses, such that Other Expenses do not exceed 0.10% for Class R, 0.55% and 0.50% for Class R1 and Class R2 of average daily net assets, respectively. In addition to the current agreement, effective November 1, 2004, MFS has voluntarily agreed to bear an additional 0.10% such that Other Expenses do not exceed 0.00% for Class R, and
    0.45% and 0.40% for Class R1 and Class R2, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation the net investment income per share and the ratios would have been:

Net investment loss                                                  $(0.01)            $(0.03)            $(0.02)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                           0.86+              1.56+              1.26+
Net investment loss                                                   (0.21)+            (1.54)+            (1.25)+
------------------------------------------------------------------------------------------------------------------

 * For the period from the commencement of the fund's investment operations, September 30, 2004, through
   May 31, 2005.
** For the period from the inception of Class R1 and R2, April 1, 2005, through May 31, 2005.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect expense reductions from fees paid indirectly.
 ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
^^ The per share amount is not in accordance with net realized and unrealized gain for the period because of timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                   CLASS R3
                                                                  (FORMERLY
                                                                  CLASS R2)           CLASS R4           CLASS R5
                                                             --------------       ------------       ------------
                                                                     PERIOD             PERIOD             PERIOD
                                                                      ENDED              ENDED              ENDED
                                                                    5/31/05*           5/31/05**          5/31/05**
Net asset value, beginning of period                                 $10.00             $11.44             $11.44
------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                                     $0.08             $(0.01)            $(0.00)+++

  Net realized and unrealized gain (loss) on
  investments                                                          1.15              (0.25)^^          (0.25)^^
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $1.23             $(0.26)            $(0.25)
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                                         $(0.07)               $--                $--
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $11.16             $11.18             $11.19
------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      12.25++            (2.27)++           (2.19)++
------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:(S)
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                           0.76+              0.40+              0.10+
Net investment income (loss)                                           1.05+             (0.39)+            (0.09)+
Portfolio turnover                                                        0                  0                  0
Net assets at end of period (000 Omitted)                              $120                $49                $49
------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of distribution and service and certain other fees and expenses, such that Other Expenses do not exceed 0.35%, 0.25% and 0.20% of Class R3, Class R4 and Class R5 of average daily net assets, respectively. In addition to the current agreement, effective November 1, 2004, MFS has voluntarily agreed to bear an additional 0.10% such that Other Expenses do not exceed 0.25%, 0.15% and 0.10%
   for Class R3, Class R4 and Class R5, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to
   Tarantino LLC. To the extent actual expenses were over this limitation the net investment income per share and the ratios would have been:

Net investment income (loss)                                          $0.05             $(0.01)            $(0.01)
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                           1.12+              0.76+              0.46+

Net investment income (loss)                                           0.69+             (0.75)+            (0.44)+
------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 30, 2004, through
    May 31, 2005.
 ** For the period from the inception of Class R4 and R5, April 1, 2005, through May 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
 ^^ The per share amount is not in accordance with net realized and unrealized gain for the period because of timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                             CLASS 529A            CLASS 529B            CLASS 529C
                                                           ------------          ------------          ------------
                                                                 PERIOD                PERIOD                PERIOD
                                                                  ENDED                 ENDED                 ENDED
                                                                5/31/05*              5/31/05*              5/31/05*

Net asset value, beginning of period                             $10.00                $10.00                $10.00
------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------
  Net investment income(S)                                        $0.08                 $0.04                 $0.02

  Net realized and unrealized gain (loss) on
  investments                                                      1.15                  1.15                  1.18
------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $1.23                 $1.19                 $1.20
------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.07)               $(0.06)               $(0.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $11.16                $11.13                $11.14
------------------------------------------------------------------------------------------------------------------
Total return (%)                                                  12.29++(+)            11.84++               11.95++
------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:(S)
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                       0.61+                 1.26+                 1.26+
Net investment income                                              1.15+                 0.58+                 0.31+
Portfolio turnover                                                    0                     0                     0
Net assets at end of period (000 Omitted)                          $144                  $123                  $305
------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of distribution and service and certain other fees and expenses, such that Other Expenses do not exceed 0.35% of average daily net assets. In addition to the current agreement, effective November 1, 2004, MFS has voluntarily agreed to bear an additional 0.10% such that Other Expenses do not exceed 0.25% for Class 529A, Class 529B and Class 529C, annually. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation the net investment income per share and the ratios would have been:

Net investment income                                             $0.06                 $0.02                $(0.00)+++
------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
------------------------------------------------------------------------------------------------------------------
Expenses##^                                                       0.97+                 1.62+                 1.62+

Net investment income                                              0.79+                 0.22+                (0.05)+
------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 30, 2004, through
    May 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the sales charge had been included, the results would have been lower.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The fund is a "fund of funds", which invests the majority of its assets in other MFS equity, international mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SHORT TERM FEES - For purchases made before April 1, 2005, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the period ended May 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of proceeds from redemptions as a distribution from realized gains from tax purposes and distribution reclasses.

The tax character of distributions declared for the period ended May 31, 2005 was as follows:

                                                                5/31/05
        Distributions declared from:
          Ordinary income                                      $225,603
          Long-term capital gain                                599,389
        ---------------------------------------------------------------

        Total distributions declared                           $824,992
        ---------------------------------------------------------------

During the year ended May 31, 2005, the following amounts were reclassified due to differences between book and tax accounting for distribution reclasses and treating a portion of proceeds from redemptions as a distribution from realized gains for tax purposes. These changes had no effect on the net assets or net asset value per share.

    Increase (decrease):
    Accumulated distributions in excess of net investment income  $(599,389)
    Accumulated net realized gain on investments                   (669,304)
    Paid-in capital                                                  69,915

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed long-term capital gain          $1,024,264
          Unrealized depreciation                       (1,498,367)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

MFS has contractually agreed to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that Other Expenses do not exceed 0.10%, for Class A, Class B, Class C, Class I and Class R, 0.55%, 0.50%, 0.35%, 0.25% and 0.20% of Class R1, Class R2, Class R3, Class
R4 and Class R5, respectively, and 0.35% for Class 529A, Class 529B and Class 529C, annually. In addition to the current agreement, effective November 1, 2004, MFS has voluntarily agreed to bear an additional 0.10% such that Other Expenses do not exceed 0.00%, for Class A, Class B, Class C, Class I and Class R, 0.45%, 0.40%, 0.25%, 0.15% and 0.10% of Class R1, Class R2, Class R3, Class
R4 and Class R5, respectively, and 0.25% for Class 529A, Class 529B and Class 529C, annually.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets.

The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                        BEGINNING OF PERIOD
EFFECTIVE DATE                           THROUGH 2/28/05        3/01/05

First $2 billion                             0.01120%          0.01626%
Next $2.5 billion                            0.00832%          0.01206%
Next $2.5 billion                            0.00032%          0.00056%
In excess of $7 billion                      0.00000%          0.00000%

For the period ended May 31, 2005, the fund paid MFS $14,366, equivalent to 0.01305% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, the fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1,
Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, the fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $404,338 and $109 for the period ended May 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule
12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                    CLASS A       CLASS B       CLASS C          CLASS R         CLASS R1
Distribution Fee                      0.10%         0.75%         0.75%            0.25%            0.50%
Service Fee                           0.25%         0.25%         0.25%            0.25%            0.25%
---------------------------------------------------------------------------------------------------------
Total Distribution Plan               0.35%         1.00%         1.00%            0.50%            0.75%

                                   CLASS R2      CLASS R3      CLASS R4       CLASS 529A       CLASS 529B       CLASS 529C
Distribution Fee                      0.25%         0.25%         0.00%            0.25%            0.75%            0.75%
Service Fee                           0.25%         0.25%         0.25%            0.25%            0.25%            0.25%
--------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan               0.50%         0.50%         0.25%            0.50%            1.00%            1.00%

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the period ended May 31, 2005 amounted to:

                                    CLASS A       CLASS B       CLASS C          CLASS R         CLASS R1
Service Fee Retained
by MFD                               $2,703            $8            $2               $1               $0

                                   CLASS R2      CLASS R3      CLASS R4       CLASS 529A       CLASS 529B       CLASS 529C
Service Fee Retained
by MFD                                   $0           $23            $0             $252               $0               $2

Fees incurred under the distribution plan during the period ended
May 31, 2005 were as follows:

                                    CLASS A       CLASS B       CLASS C          CLASS R         CLASS R1
Effective Annual Percentage
Rates                                 0.35%         1.00%         1.00%            0.50%            0.75%

                                   CLASS R2      CLASS R3      CLASS R4       CLASS 529A       CLASS 529B       CLASS 529C
Effective Annual Percentage
Rates                                 0.50%         0.50%         0.25%            0.35%            1.00%            1.00%

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended May 31, 2005 were as follows:

                                    CLASS A       CLASS B       CLASS C       CLASS 529B       CLASS 529C
Contingent Deferred Sales
Charges Imposed                          $0       $11,008        $8,028               $0               $0

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, is reimbursed by the fund for shareholder servicing out-of-pocket expenses. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $28,175, and other costs paid by the fund directly to unaffiliated vendors for the period ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund) aggregated $328,531,178 and
$0, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

        Aggregate cost                             $328,808,178
        -------------------------------------------------------
        Gross unrealized appreciation                $1,666,290
        Gross unrealized depreciation                (3,164,657)
        -------------------------------------------------------
        Net unrealized appreciation (depreciation)  $(1,498,367)

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS A SHARES

Shares sold                                16,267,231      $181,810,966
Shares issued to shareholders in
reinvestment of distributions                  27,281           325,474
Shares reacquired                          (1,043,768)      (11,885,116)
--------------------------------------------------------------------------
Net change                                 15,250,744      $170,251,324

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS B SHARES

Shares sold                                 4,298,944       $48,213,980
Shares issued to shareholders in
reinvestment of distributions                   7,135            82,038
Shares reacquired                            (149,216)       (1,692,374)
--------------------------------------------------------------------------
Net change                                  4,156,863       $46,603,644

CLASS C SHARES

Shares sold                                 9,434,105      $105,573,983
Shares issued to shareholders in
reinvestment of distributions                   9,897           114,053
Shares reacquired                            (173,539)       (1,967,980)
--------------------------------------------------------------------------
Net change                                  9,270,463      $103,720,056

CLASS I SHARES

Shares sold                                   332,795        $3,725,330
Shares issued to shareholders in
reinvestment of distributions                     686             7,843
Shares reacquired                             (26,077)         (310,914)
--------------------------------------------------------------------------
Net change                                    307,404        $3,422,259

CLASS R SHARES (FORMERLY CLASS R1)

Shares sold                                   264,542        $2,949,554
Shares issued to shareholders in
reinvestment of distributions                     257             2,933
Shares reacquired                             (35,789)         (415,560)
--------------------------------------------------------------------------
Net change                                    229,010        $2,536,927

                                             Period ended 5/31/05**
                                            SHARES           AMOUNT

CLASS R1 SHARES
Shares sold                                     5,279           $60,014

CLASS R2 SHARES
Shares sold                                     4,382           $50,000

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS R3 SHARES (FORMERLY CLASS R2)

Shares sold                                    22,028          $222,738
Shares issued to shareholders in
reinvestment of distributions                     117             1,340
Shares reacquired                             (11,392)         (135,000)
--------------------------------------------------------------------------
Net change                                     10,753           $89,078

                                             Period ended 5/31/05**
                                            SHARES           AMOUNT

CLASS R4 SHARES

Shares sold                                     4,371           $50,000

CLASS R5 SHARES

Shares sold                                     4,371           $50,000

                                             Period ended 5/31/05*
                                            SHARES           AMOUNT

CLASS 529A SHARES

Shares sold                                    24,202          $247,668
Shares issued to shareholders in
reinvestment of distributions                     124             1,418
Shares reacquired                             (11,399)         (135,189)
--------------------------------------------------------------------------
Net change                                     12,927          $113,897

CLASS 529B SHARES

Shares sold                                    22,328          $225,062
Shares issued to shareholders in
reinvestment of distributions                     109             1,247
Shares reacquired                             (11,402)         (135,000)
--------------------------------------------------------------------------
Net change                                     11,035           $91,309

CLASS 529C SHARES

Shares sold                                    42,890          $458,289
Shares issued to shareholders in
reinvestment of distributions                     118             1,356
Shares reacquired                             (15,593)         (183,197)
--------------------------------------------------------------------------
Net change                                     27,415          $276,448

 * For the period from the commencement of the fund's investment operations, September 30, 2004, through May 31, 2005.
** For the period from the inception of Class R1, Class R2, Class R4 and Class
   R5 shares April 1, 2005 through May 31, 2005.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the period ended May 31, 2005 was $770, and is included in miscellaneous expense. The fund had no significant borrowings during the period ended May 31, 2005.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended
May 31, 2005, is set forth below:

                                                            BEGINNING        ACQUISITIONS               ENDNG
                                                                SHARE              SHARES               SHARE
AFFILIATE                                                      AMOUNT              AMOUNT              AMOUNT
MFS Emerging Markets Equity Fund                                    0             633,632             633,632
MFS International Growth Fund                                       0           4,032,995           4,032,995
MFS International Value Fund                                        0           3,301,426           3,301,426
MFS Research International Fund                                     0           7,355,256           7,355,256
---------------------------------------------------------------------------------------------------------------

                                                                             CAPITAL GAIN
                                                                            DISTRIBUTIONS
                                                             DIVIDEND     FROM UNDERLYING              ENDING
AFFILIATE                                                      INCOME               FUNDS               VALUE
MFS Emerging Markets Equity Fund                              $40,738                 $--         $16,392,063
MFS International Growth Fund                                      --                  --          81,748,807
MFS International Value Fund                                  405,537             248,633          81,743,303
MFS Research International Fund                               221,392           1,191,794         114,447,782
---------------------------------------------------------------------------------------------------------------
                                                             $667,667          $1,440,427        $294,331,955

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by
MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators
Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and the Shareholders of MFS
International Diversification Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Diversification Fund ("the Fund", a series of MFS Series Trust
X) including the portfolio of investments, as of May 31, 2005, and the related statements of operations and changes in net assets and financial highlights for the period from September 30, 2004 (commencement of operations) through May 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Diversification Fund as of May 31, 2005, and the results of its operations, the changes in its net assets and its financial highlights for the period from September 30, 2004 (commencement of operations) through May 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 25, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS International Diversification Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                                          NUMBER OF DOLLARS
                                   ----------------------------------------------------------------
NOMINEE                              AFFIRMATIVE          WITHHOLD AUTHORITY       BROKER NON-VOTES
Lawrence H. Cohn, M.D.            $4,226,686,155.67         $63,668,415.20               $--
---------------------------------------------------------------------------------------------------
David H. Gunning                   4,230,447,987.84          59,906,583.02               0.01
---------------------------------------------------------------------------------------------------
William R. Gutow                   4,228,290,921.34          62,063,649.53                --
---------------------------------------------------------------------------------------------------
Michael Hegarty                    4,229,980,410.55          60,374,160.32                --
---------------------------------------------------------------------------------------------------
J. Atwood Ives                     4,228,064,781.48          62,289,789.39                --
---------------------------------------------------------------------------------------------------
Amy B. Lane                        4,230,079,716.86          60,274,854.01                --
---------------------------------------------------------------------------------------------------
Robert J. Manning                  4,231,244,662.74          59,109,908.13                --
---------------------------------------------------------------------------------------------------
Lawrence T. Perera                 4,228,117,771.46          62,236,799.41                --
---------------------------------------------------------------------------------------------------
Robert C. Pozen                    4,230,758,874.85          59,595,696.02                --
---------------------------------------------------------------------------------------------------
J. Dale Sherratt                   4,228,845,182.78          61,509,388.09                --
---------------------------------------------------------------------------------------------------
Laurie J. Thomsen                  4,230,576,927.68          59,777,643.19                --
---------------------------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.
                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc. (medical
                                                                       technology), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                 CUSTODIAN
Massachusetts Financial Services Company           State Street Bank and Trust Company
500 Boylston Street, Boston, MA                    225 Franklin Street, Boston, MA 02110
02116-3741
                                                   INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                        ACCOUNTING FIRM
MFS Fund Distributors, Inc.                        Deloitte & Touche LLP
500 Boylston Street, Boston, MA                    200 Berkeley Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGER
Thomas Melendez

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated $669,304 as a capital gain dividend for the year ended May 31, 2005.

For the period ended May 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 9.46%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

Please refer to mfs.com for additional information regarding the underlying funds.

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MDI-ANN-07/05 45M

MFS(R) INTERNATIONAL GROWTH FUND                                        5/31/05


ANNUAL REPORT
--------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
MANAGEMENT REVIEW                           3
---------------------------------------------
PERFORMANCE SUMMARY                         5
---------------------------------------------
EXPENSE TABLE                               8
---------------------------------------------
PORTFOLIO OF INVESTMENTS                   10
---------------------------------------------
FINANCIAL STATEMENTS                       15
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              24
---------------------------------------------
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                     35
---------------------------------------------
RESULTS OF SHAREHOLDER MEETING             36
---------------------------------------------
TRUSTEES AND OFFICERS                      37
---------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                41
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             41
---------------------------------------------
FEDERAL TAX INFORMATION                    41
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL
INFORMATION TO SHAREHOLDERS. IT IS AUTHORIZED
FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
ONLY WHEN WHEN PRECEDED OR ACCOMPANIED BY A              M F S)SM)
CURRENT PROSPECTUS.                                      INVESTMENT MANAGEMENT

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors" failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     97.0%
              Cash & Other Net Assets                     2.4%
              Preferred Stock                             0.6%

              TOP TEN HOLDINGS

              Vodafone Group                              4.0%
              ------------------------------------------------
              Samsung Electronics Co.                     2.9%
              ------------------------------------------------
              Roche Holding AG                            2.6%
              ------------------------------------------------
              Sanofi-Aventis                              2.3%
              ------------------------------------------------
              Telefonica S.A.                             2.1%
              ------------------------------------------------
              TOTAL S.A.                                  2.0%
              ------------------------------------------------
              Nestle S.A.                                 1.8%
              ------------------------------------------------
              AstraZeneca                                 1.6%
              ------------------------------------------------
              UBS AG                                      1.6%
              ------------------------------------------------
              Grupo Televisa S.A.                         1.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         18.3%
              ------------------------------------------------
              Utilities & Communications                 11.4%
              ------------------------------------------------
              Technology                                 11.1%
              ------------------------------------------------
              Health Care                                10.5%
              ------------------------------------------------
              Leisure                                     9.6%
              ------------------------------------------------
              Retailing                                   8.5%
              ------------------------------------------------
              Consumer Staples                            6.7%
              ------------------------------------------------
              Energy                                      6.3%
              ------------------------------------------------
              Basic Materials                             4.6%
              ------------------------------------------------
              Industrial Goods & Services                 4.1%
              ------------------------------------------------
              Autos & Housing                             4.0%
              ------------------------------------------------
              Special Products & Services                 1.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              Great Britain                              21.5%
              ------------------------------------------------
              Japan                                      12.8%
              ------------------------------------------------
              France                                     12.0%
              ------------------------------------------------
              Switzerland                                 7.7%
              ------------------------------------------------
              Spain                                       4.1%
              ------------------------------------------------
              Sweden                                      4.0%
              ------------------------------------------------
              Mexico                                      3.8%
              ------------------------------------------------
              Canada                                      3.8%
              ------------------------------------------------
              South Korea                                 3.5%
              ------------------------------------------------
              Other                                      26.8%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

The portfolio is actively managed, and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended May 31, 2005, Class A shares of the MFS International Growth Fund provided a total return of 10.72%, at net asset value. In comparison, the fund's benchmark, the Morgan Stanley Capital International
(MSCI) EAFE (Europe, Australasia, Far East) Growth Index returned 12.25%. The fund's investment objective is capital appreciation. The fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of foreign (including emerging market) issuers. The fund focuses on companies that MFS believes have above average growth potential.

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the 12-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. As the second half of the period began, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the final months of the period, it seemed that rising oil prices and credit concerns at U.S. corporations eroded investors" confidence. Even so, most major international stock indices rose during the period.

DETRACTORS FROM PERFORMANCE

Stock selection in the special products and services, health care, and industrial goods and services sectors held back performance relative to the MSCI EAFE Growth Index. In special products and services, staffing services provider Manpower, Inc. and electronics after-market services provider Accord Customer Care Solutions* were among the top detractors. In the health care sector, our failure to participate in the positive performance of GlaxoSmithKline (an index constituent that outperformed the benchmark) was also a top relative detractor.

While technology was an overall positive contributor to relative returns, two stocks from the sector were significant detractors: integrated circuits provider Wolfson Microelectronics* and electronics manufacturer Seiko Epson*.

Stocks in other sectors that detracted from relative results included frozen dessert manufacturer CoolBrands International*, independent power producer Huaneng Power International*, media conglomerate News Corp.,* and Japanese retailer Nishimatsuya Chain Co.

The portfolio's cash position also detracted from relative performance. The portfolio holds some cash to buy new holdings and to cover redemptions. In a period when international equity markets performed well, holding cash hurt performance against our benchmark, the MSCI EAFE Growth Index, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector contributed to the fund's relative performance. Our positions in Bank Rakyat Indonesia, Hungarian financial services firm OTP Bank, and Anglo Irish Bank were major contributors. Stock selection and an underweighted position in the poor- performing technology sector also helped boost relative results, although no individual technology stocks were among our top contributors.

Stock selection also helped relative results in the energy sector, with steel pipe manufacturer Tenaris and independent energy producer EnCana, among the contributors. In the utilities and communications sector, the fund's positions in Latin American mobile phone company America Movil*, utilities operations company Suez, and India-based telecommunications services provider Bharti Tele-Ventures* were all top contributors.

Stocks in other sectors that contributed to results included Latin media conglomerate Grupo Televisa and Brazilian iron ore miner Companhia Vale do Rio Doce from the leisure and basic materials sectors, respectively.

    Respectfully,

/s/ Barry P. Dargan

    Barry P. Dargan
    Portfolio Manager

* Security was not held in the portfolio at period-end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS Fund. References to specific securities are not recommendations of such securities, and may not be representative of any MFS Fund's current or future investments.

PERFORMANCE SUMMARY THROUGH 5/31/05

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2005. Index information is from November 1, 1995.)

                        MFS International          MSCI
                          Growth Fund              EAFE
                          - Class A            Growth Index

          10/95             $ 9,425              $10,000
          5/96               10,502               10,979
          5/97               10,726               11,559
          5/98               11,486               12,800
          5/99               10,073               13,179
          5/00               12,751               15,950
          5/01               11,152               11,611
          5/02               10,252               10,294
          5/03                9,373                9,103
          5/04               11,494               11,060
          5/05               13,616               13,017

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

  Share class     Class inception date     1-yr      3-yr      5-yr     Life*
------------------------------------------------------------------------------
       A                10/24/95           10.72%     9.92%     1.32%    3.91%
------------------------------------------------------------------------------
       B                10/24/95            9.99%     9.31%     0.79%    3.35%
------------------------------------------------------------------------------
       C                7/01/96            10.00%     9.32%     0.78%    3.38%
------------------------------------------------------------------------------
       I                1/02/97            11.13%    11.00%     2.54%    4.76%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmarks
------------------------------------------------------------------------------
Average international multi-cap
growth fund+                               12.04%     8.06%    -3.11%    5.09%
------------------------------------------------------------------------------
MSCI EAFE Growth Index#                    12.25%     8.14%    -3.98%    2.79%
------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

  Share class
------------------------------------------------------------------------------
       A                                    4.35%     7.77%     0.13%    3.27%
------------------------------------------------------------------------------
       B                                    5.99%     8.47%     0.41%    3.35%
------------------------------------------------------------------------------
       C                                    9.00%     9.32%     0.78%    3.38%
------------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE
------------------------------------------------------------------------------
       A                                   10.72%    32.82%     6.79%   44.47%
------------------------------------------------------------------------------
       B                                    9.99%    30.63%     4.01%   37.23%
------------------------------------------------------------------------------
       C                                   10.00%    30.63%     3.96%   37.54%
------------------------------------------------------------------------------
       I                                   11.13%    36.77%    13.39%   56.30%
------------------------------------------------------------------------------
* For the period from the commencement of the fund's investment operations, October 24, 1995, through May 31, 2005. Index information is from November 1, 1995.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI EAFE (Europe, Australasia, Far East) Growth Index - is a market capitalization index that is designed to measure developed market growth equity performance, excluding the U.S. and Canada.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for Class I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Class C shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The fund may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The fund may invest a substantial amount of its assets in a single country or a limited number of countries and therefore is susceptible to adverse economic, political, and social conditions affecting those countries.

Growth companies risk, is the risk that the prices of growth company securities held by the fund, which are the fund's principal investment focus, will fall to a greater extent than the overall equity markets due to changing economic, political or market conditions.

The fund's investments may include securities traded with the over-the-counter markets. Over-the-counter (OTC) transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the fund may experience difficulty in buying and selling these stocks at prevailing market prices.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, DECEMBER 1, 2004 THROUGH MAY 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                                                    Expenses
                                                                   Paid During
                      Annualized      Beginning        Ending       Period**
Share                   Expense     Account Value   Account Value   12/01/04
Class                    Ratio        12/01/04         5/31/05      -5/31/05
------------------------------------------------------------------------------
       Actual            1.65%        $1,000.00       $1,002.70      $ 8.24
  A    -----------------------------------------------------------------------
       Hypothetical*     1.65%        $1,000.00       $1,016.70      $ 8.30
------------------------------------------------------------------------------
       Actual            2.30%        $1,000.00       $  998.90      $11.46
  B    -----------------------------------------------------------------------
       Hypothetical*     2.30%        $1,000.00       $1,013.46      $11.55
------------------------------------------------------------------------------
       Actual            2.30%        $1,000.00       $  998.90      $11.46
  C    -----------------------------------------------------------------------
       Hypothetical*     2.30%        $1,000.00       $1,013.46      $11.55
------------------------------------------------------------------------------
       Actual            1.31%        $1,000.00       $1,004.00      $ 6.55
  I    -----------------------------------------------------------------------
       Hypothetical*     1.31%        $1,000.00       $1,018.40      $ 6.59
------------------------------------------------------------------------------
 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.0%
---------------------------------------------------------------------------------------------
ISSUER                                                                SHARES          $ VALUE
---------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.1%
---------------------------------------------------------------------------------------------
Pernod Ricard^                                                        18,360   $    2,836,329
---------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.2%
---------------------------------------------------------------------------------------------
Burberry Group PLC                                                   198,710   $    1,479,909
LVMH Moet Hennessy Louis Vuitton S.A.^                                41,930        2,993,595
Toray Industries, Inc.                                               352,000        1,569,499
                                                                               --------------
                                                                               $    6,043,003
---------------------------------------------------------------------------------------------
Automotive - 1.6%
---------------------------------------------------------------------------------------------
Autoliv, Inc.^                                                        32,530   $    1,510,715
Toyota Motor Corp.                                                    79,200        2,822,174
                                                                               --------------
                                                                               $    4,332,889
---------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.7%
---------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                          37,900   $    2,421,122
Aiful Corp.                                                           33,875        2,498,604
Anglo Irish Bank Corp. PLC                                           243,590        2,848,546
Bancolombia S.A., ADR                                                 93,250        1,319,488
Bank Rakyat Indonesia                                              8,702,500        2,653,899
Close Brothers Group PLC                                             159,560        2,119,852
DEPFA Bank PLC                                                       127,880        2,052,676
Erste Bank der Oesterreichischen Sparkassen AG                        68,270        3,358,956
Grupo Financiero Inbursa S.A. de C.V                                 763,670        1,627,965
Housing Development Finance Corp. Ltd.                               208,080        3,632,761
OTP Bank Ltd., GDR                                                    50,340        3,095,910
Powszechna Kasa Oszczednosci Bank Polski S.A                         267,080        2,095,800
Royal Bank of Scotland Group PLC                                     114,184        3,355,891
Shinsei Bank Ltd.^                                                   382,000        1,943,060
St. George Bank Ltd.^                                                 73,500        1,448,452
Standard Chartered PLC                                               149,530        2,711,345
Takefuji Corp.                                                        21,320        1,326,534
UBS AG^                                                               56,667        4,369,476
                                                                               --------------
                                                                               $   44,880,337
---------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.1%
---------------------------------------------------------------------------------------------
Antena TV S.A.^                                                      119,458   $    2,389,510
Astro All Asia Networks PLC*                                         931,700        1,287,217
Grupo Televisa S.A., ADR                                              69,350        4,161,000
PagesJaunes S.A                                                       54,460        1,316,617
Premiere AG*                                                          47,580        1,659,248
WPP Group PLC                                                        260,040        2,780,858
                                                                               --------------
                                                                               $   13,594,450
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
---------------------------------------------------------------------------------------------
Schroders PLC                                                        211,150   $    2,910,862
---------------------------------------------------------------------------------------------
Business Services - 1.9%
---------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                 132,970   $    3,095,542
Manpower, Inc.                                                        52,470        2,089,880
                                                                               --------------
                                                                               $    5,185,422
---------------------------------------------------------------------------------------------
Computer Software - 2.2%
---------------------------------------------------------------------------------------------
Business Objects S.A., ADR^*                                         103,320   $    2,961,151
SAP AG^                                                               17,960        2,962,231
                                                                               --------------
                                                                               $    5,923,382
---------------------------------------------------------------------------------------------
Construction - 2.4%
---------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                               81,680   $    3,120,176
Siam Cement Public Co. Ltd.                                          313,230        1,881,539
Urbi Desarrollos Urbanos S.A. de C.V.*                               256,760        1,403,769
                                                                               --------------
                                                                               $    6,405,484
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.9%
---------------------------------------------------------------------------------------------
AmorePacific, Corp.                                                    5,110   $    1,336,461
Reckitt Benckiser PLC                                                123,700        3,779,552
                                                                               --------------
                                                                               $    5,116,013
---------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
---------------------------------------------------------------------------------------------
Nidec Corp.                                                           17,400   $    1,911,470
Nitto Denko Corp.                                                     51,700        2,916,104
Schneider Electric S.A.^                                              27,910        2,054,477
                                                                               --------------
                                                                               $    6,882,051
---------------------------------------------------------------------------------------------
Electronics - 6.0%
---------------------------------------------------------------------------------------------
CANON, Inc.                                                           54,000   $    2,941,149
Murata Manufacturing Co. Ltd.                                         52,600        2,690,090
Royal Philips Electronics N.V                                        106,500        2,715,001
Samsung Electronics Co., Ltd.                                         15,920        7,726,928
                                                                               --------------
                                                                               $   16,073,168
---------------------------------------------------------------------------------------------
Energy - Independent - 2.3%
---------------------------------------------------------------------------------------------
CNOOC Ltd.                                                         2,591,000   $    1,423,709
EnCana Corp.*                                                         74,680        2,592,538
Talisman Energy, Inc.                                                 62,050        2,055,046
                                                                               --------------
                                                                               $    6,071,293
---------------------------------------------------------------------------------------------
Energy - Integrated - 3.2%
---------------------------------------------------------------------------------------------
BP PLC                                                               333,451   $    3,341,527
TOTAL S.A.^                                                           24,100        5,325,026
                                                                               --------------
                                                                               $    8,666,553
---------------------------------------------------------------------------------------------
Engineering - Construction - 0%
---------------------------------------------------------------------------------------------
Atlas Copco AB^*                                                      32,690   $       87,881
---------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
---------------------------------------------------------------------------------------------
Jardine Strategic Holdings Ltd.                                      227,500   $    2,275,000
William Morrison Supermarkets PLC                                    374,990        1,288,970
                                                                               --------------
                                                                               $    3,563,970
---------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.9%
---------------------------------------------------------------------------------------------
Groupe Danone^                                                        30,380   $    2,795,369
Nestle S.A.^                                                          18,899        4,973,620
                                                                               --------------
                                                                               $    7,768,989
---------------------------------------------------------------------------------------------
Gaming & Lodging - 1.5%
---------------------------------------------------------------------------------------------
OPAP S.A                                                              52,180   $    1,429,781
William Hill Organization Ltd.                                       293,450        2,639,136
                                                                               --------------
                                                                               $    4,068,917
---------------------------------------------------------------------------------------------
Insurance - 0.5%
---------------------------------------------------------------------------------------------
St. James's Place Capital PLC                                        365,350   $    1,461,817
---------------------------------------------------------------------------------------------
Leisure & Toys - 0.6%
---------------------------------------------------------------------------------------------
Heiwa Corp.                                                           41,200   $      595,608
Nintendo Co. Ltd.                                                     10,000        1,065,313
                                                                               --------------
                                                                               $    1,660,921
---------------------------------------------------------------------------------------------
Machinery & Tools - 1.5%
---------------------------------------------------------------------------------------------
Atlas Copco AB                                                       103,690   $    1,581,915
Sandvik AB^                                                           65,310        2,576,548
                                                                               --------------
                                                                               $    4,158,463
---------------------------------------------------------------------------------------------
Medical Equipment - 2.7%
---------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                   306,840   $    3,033,003
Straumann Holding AG^                                                  8,030        1,617,901
Synthes, Inc.                                                         24,670        2,709,599
                                                                               --------------
                                                                               $    7,360,503
---------------------------------------------------------------------------------------------
Metals & Mining - 2.3%
---------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                    26,100   $      760,682
Aber Diamond Corp.                                                    15,180          442,419
BHP Billiton Ltd.^                                                   258,950        3,267,540
Companhia Vale do Rio Doce, ADR                                       55,420        1,608,843
                                                                               --------------
                                                                               $    6,079,484
---------------------------------------------------------------------------------------------
Oil Services - 0.8%
---------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                     30,520   $    2,128,770
---------------------------------------------------------------------------------------------
Pharmaceuticals - 7.8%
---------------------------------------------------------------------------------------------
AstraZeneca PLC                                                      103,720   $    4,404,643
Chugai Pharmaceutical Co. Ltd.                                       133,800        1,984,921
Roche Holding AG^                                                     55,930        7,052,579
Sanofi-Aventis^                                                       68,570        6,186,975
Tanabe Seiyaku Co. Ltd.                                              136,000        1,412,416
                                                                               --------------
                                                                               $   21,041,534
---------------------------------------------------------------------------------------------
Printing & Publishing - 2.4%
---------------------------------------------------------------------------------------------
Reed Elsevier N.V.^                                                   99,910   $    1,381,112
Reuters Group PLC                                                    211,870        1,487,367
Yell Group PLC                                                       474,180        3,525,026
                                                                               --------------
                                                                               $    6,393,505
---------------------------------------------------------------------------------------------
Specialty Chemicals - 2.3%
---------------------------------------------------------------------------------------------
Air Liquide S.A.^                                                     15,177   $    2,639,784
Asahi Glass Co. Ltd.                                                 182,000        1,975,832
Kaneka Corp.                                                         162,000        1,694,401
                                                                               --------------
                                                                               $    6,310,017
---------------------------------------------------------------------------------------------
Specialty Stores - 5.0%
---------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                 235,000   $    1,683,954
Fast Retailing Co. Ltd.                                               25,000        1,324,717
Hennes & Mauritz AB, "B"                                              78,180        2,763,770
Kingfisher PLC                                                       507,155        2,370,474
NEXT PLC                                                              94,360        2,471,222
Nishimatsuya Chain Co. Ltd.                                           54,560        1,312,059
RONA, Inc.*                                                           70,010        1,452,664
                                                                               --------------
                                                                               $   13,378,860
---------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.5%
---------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR                                          39,880   $    1,399,788
Vodafone Group PLC                                                 4,243,030       10,707,064
                                                                               --------------
                                                                               $   12,106,852
---------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.9%
---------------------------------------------------------------------------------------------
CSR PLC*                                                             272,810   $    1,885,407
Nokia Oyj                                                            180,900        3,037,338
Research In Motion Ltd.*                                              34,870        2,887,933
                                                                               --------------
                                                                               $    7,810,678
---------------------------------------------------------------------------------------------
Telephone Services - 4.6%
---------------------------------------------------------------------------------------------
FastWeb S.p.A.^*                                                      42,794   $    1,869,516
Hanarotelecom, Inc.*                                                 177,968          459,272
Singapore Telecommunications Ltd.                                  1,811,000        2,826,969
Starhub Ltd.*                                                      1,685,000        1,547,821
Telefonica S.A.^                                                     330,706        5,540,391
                                                                               --------------
                                                                               $   12,243,969
---------------------------------------------------------------------------------------------
Tobacco - 0.8%
---------------------------------------------------------------------------------------------
Swedish Match AB^                                                    190,400   $    2,181,784
---------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.3%
---------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                      118,080   $    3,016,023
Suez S.A.^                                                           118,070        3,175,640
                                                                               --------------
                                                                               $    6,191,663
---------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $240,700,127)                                   $  260,919,813
---------------------------------------------------------------------------------------------
Preferred Stocks - 0.6%
---------------------------------------------------------------------------------------------
Automotive - 0.6%
---------------------------------------------------------------------------------------------
Porsche AG^                                                            2,177   $    1,514,074
---------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,172,261)                           $    1,514,074
---------------------------------------------------------------------------------------------
Rights - 0%
---------------------------------------------------------------------------------------------
ISSUER                                1ST EXERCISE
---------------------------------------------------------------------------------------------
Machinery & Tools - 0%
---------------------------------------------------------------------------------------------
Sandvik AB*                             6/10/05                       54,400   $       31,954
---------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 18.8%
---------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                   50,518,955   $   50,518,955
---------------------------------------------------------------------------------------------
Repurchase Agreement - 3.2%
---------------------------------------------------------------------------------------------
ISSUER                                                            PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------
Morgan Stanley, 3.05%, dated 5/31/05, due 6/01/05, total
to be received $8,512,721 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded account),
at Cost                                                       $    8,512,000   $    8,512,000
---------------------------------------------------------------------------------------------
Total Investments(+) (Identified Cost, $300,903,343)                           $  321,496,796
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (19.6)%                                          (52,649,937)
---------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                            $  268,846,859
---------------------------------------------------------------------------------------------
  * Non-income producing security.
  ^ All or a portion of this security is on loan.
(+) As of May 31, 2005, 1 security representing $760,682 and 0.3% of net assets was fair valued in accordance with the policies adopted by the Board of
    Trustees.
ADR = American Depository Receipt GDR = Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 5/31/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $48,165,388 of securities on
loan (identified cost, $300,903,343)                                $321,496,796
Cash                                                                      40,676
Foreign currency, at value (identified cost, $1,836,439)               1,836,997
Receivable for investments sold                                          425,297
Receivable for fund shares sold                                        3,452,927
Interest and dividends receivable                                        746,772
Other assets                                                                 752
------------------------------------------------------------------------------------------------------
Total assets                                                                              $328,000,217
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $7,982,439
Payable for fund shares reacquired                                       580,514
Collateral for securities loaned, at value                            50,518,955
Payable to affiliates
  Management fee                                                          26,318
  Reimbursement fee                                                       12,410
  Distribution and service fee                                            11,404
Accrued expenses and other liabilities                                    21,318
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $59,153,358
------------------------------------------------------------------------------------------------------
Net assets                                                                                $268,846,859
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $253,606,325
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $21,318 deferred country tax)                                 20,590,067
Accumulated net realized loss on investments and foreign
currency transactions                                                 (5,695,605)
Accumulated undistributed net investment income                          346,072
------------------------------------------------------------------------------------------------------
Net assets                                                                                $268,846,859
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   14,040,363
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $110,876,121
  Shares outstanding                                                   5,866,252
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $18.90
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$18.90)                                                   $20.05
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $46,210,945
  Shares outstanding                                                   2,542,669
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $18.17
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $19,356,420
  Shares outstanding                                                   1,072,759
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $18.04
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $92,403,373
  Shares outstanding                                                   4,558,683
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $20.27
------------------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 5/31/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $3,510,165
  Interest                                                                234,689
  Foreign taxes withheld                                                 (274,775)
------------------------------------------------------------------------------------------------------
Total investment income                                                                     $3,470,079
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $1,456,586
  Trustees" compensation                                                    5,885
  Shareholder servicing costs                                             319,728
  Distribution and service fee (Class A)                                  267,646
  Distribution and service fee (Class B)                                  429,696
  Distribution and service fee (Class C)                                  141,766
  Administrative fee                                                       16,367
  Custodian fee                                                           217,445
  Printing                                                                 52,972
  Postage                                                                  17,046
  Auditing fees                                                            53,151
  Legal fees                                                                5,589
  Miscellaneous                                                            83,663
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,067,540
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (4,610)
  Reduction of expenses by investment adviser                            (120,435)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,942,495
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $527,584
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $10,491 country tax)                 $8,670,449
  Foreign currency transactions                                          (160,451)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $8,509,998
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $21,318 deferred country tax)                    $1,484,328
  Translation of assets and liabilities in foreign currencies              15,254
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                        $1,499,582
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $10,009,580
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $10,537,164
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 5/31                                                2005                     2004

CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $527,584                  $32,888
Net realized gain (loss) on investments and foreign
currency transactions                                               8,509,998               11,030,264
Net unrealized gain (loss) on investments and foreign
currency translation                                                1,499,582               10,971,111
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $10,537,164              $22,034,263
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $152,781,020               $7,913,389
------------------------------------------------------------------------------------------------------
Redemption fees                                                       $10,339                   $1,396
------------------------------------------------------------------------------------------------------
Total change in net assets                                       $163,328,523              $29,949,048
------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $105,518,336              $75,569,288
At end of period (including accumulated undistributed net
investment income of $346,072 and accumulated net investment
loss of $10,570, respectively)                                   $268,846,859             $105,518,336
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions)
held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 5/31
                                                 -------------------------------------------------------------------------
CLASS A                                                 2005            2004            2003            2002          2001

Net asset value, beginning of period                  $17.07          $13.02          $14.22          $15.48        $19.19
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                      $0.08           $0.05          $(0.00)+        $(0.04)       $(0.08)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.75            4.00           (1.20)          (1.22)        (2.24)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.83           $4.05          $(1.20)         $(1.26)       $(2.32)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $--             $--             $--        $(0.06)
  From net realized gain on investments and
  foreign currency transactions                           --              --              --              --         (1.32)
  In excess of net investment income                      --              --              --              --         (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--             $--             $--             $--        $(1.39)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $18.90          $17.07          $13.02          $14.22        $15.48
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&                                   10.72           31.21           (8.57)          (8.07)       (12.54)
--------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 5/31
                                                 -------------------------------------------------------------------------
CLASS A (CONTINUED)                                     2005            2004            2003            2002          2001

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.65            1.92            2.16            2.06          2.01
Net investment income (loss)                            0.43            0.30           (0.03)          (0.30)        (0.47)
Portfolio turnover                                        75             102              87             127            84
Net assets at end of period (000 Omitted)           $110,876         $56,503         $42,544         $42,084       $49,797
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.06           $0.03          $(0.01)         $(0.05)          $--
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.72            2.05            2.23            2.13            --
Net investment income (loss)                            0.36            0.17           (0.10)          (0.37)           --
--------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS B                                                 2005            2004            2003            2002          2001

Net asset value, beginning of period                  $16.52          $12.66          $13.91          $15.21        $18.89
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment loss(S)                              $(0.07)         $(0.05)         $(0.07)         $(0.11)       $(0.17)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.72            3.91           (1.18)          (1.19)        (2.19)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.65           $3.86          $(1.25)         $(1.30)       $(2.36)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                          $--             $--             $--             $--        $(1.32)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $18.17          $16.52          $12.66          $13.91        $15.21
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                       9.99           30.49           (8.99)          (8.55)       (12.93)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.30            2.47            2.66            2.56          2.51
Net investment loss                                    (0.37)          (0.31)          (0.55)          (0.80)        (0.97)
Portfolio turnover                                        75             102              87             127            84
Net assets at end of period (000 Omitted)            $46,211         $39,093         $29,341         $37,337       $44,600
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.08)         $(0.07)         $(0.07)         $(0.12)          $--
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.37            2.60            2.73            2.63            --
Net investment loss                                    (0.44)          (0.44)          (0.62)          (0.87)           --
--------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS C                                                 2005            2004            2003            2002          2001

Net asset value, beginning of period                  $16.40          $12.57          $13.81          $15.10        $18.79
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                     $(0.05)          $0.00+         $(0.06)         $(0.11)       $(0.17)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.69            3.83           (1.18)          (1.18)        (2.19)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.64           $3.83          $(1.24)         $(1.29)       $(2.36)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $--             $--             $--        $(0.01)
  From net realized gain on investments and
  foreign currency transactions                           --              --              --              --         (1.32)
  In excess of net investment income                      --              --              --              --         (0.00)+
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $--             $--             $--             $--        $(1.33)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $18.04          $16.40          $12.57          $13.81        $15.10
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                      10.00           30.47           (8.98)          (8.54)       (12.98)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.30            2.43            2.66            2.56          2.51
Net investment income (loss)                           (0.27)           0.03           (0.54)          (0.80)        (0.97)
Portfolio turnover                                        75             102              87             127            84
Net assets at end of period (000 Omitted)            $19,356          $9,916          $3,685          $4,370        $5,364
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.06)         $(0.02)         $(0.07)         $(0.12)          $--
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              2.37            2.56            2.73            2.63            --
Net investment loss                                    (0.34)          (0.10)          (0.61)          (0.87)           --
--------------------------------------------------------------------------------------------------------------------------
 + Per share amount was less than $0.01.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 5/31
                                                  ------------------------------------------------------------------------
CLASS I                                                 2005            2004            2003            2002          2001

Net asset value, beginning of period                  $18.24          $13.75          $14.83          $15.69        $19.45
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss)(S)                      $0.27           $0.47          $(0.07)          $0.18        $(0.01)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.76            4.02           (1.01)          (1.04)        (2.27)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.03           $4.49          $(1.08)         $(0.86)       $(2.28)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                             $--             $--             $--             $--        $(0.16)
  From net realized gain on investments and
  foreign currency transactions                           --              --              --              --         (1.32)
Total distributions declared to shareholders             $--             $--             $--             $--        $(1.48)
--------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+          $0.00+            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $20.27          $18.24          $13.75          $14.83        $15.69
--------------------------------------------------------------------------------------------------------------------------
Total return (%)&                                      11.13           32.65           (7.22)          (6.68)       (11.17)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.32            1.18###         1.73###         1.56          1.51
Net investment income (loss)                            1.42            2.81           (0.54)           1.23         (0.08)
Portfolio turnover                                        75             102              87             127            84
Net assets at end of period (000 Omitted)            $92,403              $7             $--++           $--++         $--++
--------------------------------------------------------------------------------------------------------------------------

(S) MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. In addition, effective June 7, 2004, the investment adviser has also voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.26           $0.45          $(0.08)          $0.17           $--
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS):
--------------------------------------------------------------------------------------------------------------------------
Expenses##                                              1.39            1.31###         1.80###         1.63            --
Net investment income (loss)                            1.35            2.68           (0.62)           1.16            --
--------------------------------------------------------------------------------------------------------------------------
  + Per share amount was less than $0.01.
 ++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
### Expense ratio is not in correlation with contractual fee arrangement due to the timing of sales and redemptions of fund shares during the period.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004 and before April 1, 2005, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended May 31, 2005, the fund's custodian fees were reduced by $2,599 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended May 31, 2005, the fund's miscellaneous expenses were reduced by $2,011 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, wash sales, and foreign taxes.

The fund paid no distributions for the years ended May 31, 2004 and May 31, 2005.

During the year ended May 31, 2005, accumulated undistributed net investment income decreased by $170,942, and accumulated net realized loss on investments and foreign currency transactions decreased by $170,942 due to differences between book and tax accounting for foreign currency transactions and foreign taxes. This change had no effect on the net assets or net asset value per share.

As of May 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income         $355,900
          Capital loss carryforward           (5,234,189)
          Unrealized appreciation             20,305,351
          Other temporary differences           (186,528)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on May 31, 2011, $(5,234,189).

Realized gain is reported net of any foreign capital gains tax in the Statement of Operations.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.0 billion of average net assets      0.90%
          Next $1.0 billion of average net assets       0.80%
          Average net assets in excess of $2.0 billion  0.70%

Management fees incurred for year ended May 31, 2005 were an effective rate of 0.90% of average daily net assets on an annualized basis.

MFS has contractually agreed, subject to reimbursement, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses do not exceed 0.40% annually for Class A, Class B, Class C, and Class I shares. This arrangement is effected by MFS bearing all of the fund's Other Expenses during the fund's fiscal year, and the fund paying MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to unreimbursed amounts paid by MFS under the current agreement. This agreement will terminate on the earlier of October 1, 2005 or such date as all expenses previously borne by MFS under the current agreement have been paid by the fund. At May 31, 2005, aggregate unreimbursed expenses amounted to $202,837.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees. Included in Trustees" compensation is a pension expense of $1,829 for retired Independent Trustees for the year ended May 31, 2005.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. On July 28, 2004, the fund accrued an estimate of the amount to be received pursuant to this matter in the amount of $214, which did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. The proceeds were paid to the fund on February 16, 2005.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. The fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

                                 BEGINNING OF PERIOD
      EFFECTIVE DATE               THROUGH 2/28/05           3/01/05

      First $2 billion                 0.01120%              0.01626%
      Next $2.5 billion                0.00832%              0.01206%
      Next $2.5 billion                0.00032%              0.00056%
      In excess of $7 billion          0.00000%              0.00000%

For the year ended May 31, 2005, the fund paid MFS $16,367, equivalent to 0.01012% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $50,569 for the year ended May 31, 2005, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A       CLASS B       CLASS C

Distribution Fee                             0.10%         0.75%         0.75%
Service Fee                                  0.25%         0.25%         0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                      0.35%         1.00%         1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended May 31, 2005 amounted to:

                                           CLASS A       CLASS B       CLASS C

Service Fee Retained by MFD                 $6,753          $229          $251

Fees incurred under the distribution plan during the year ended May 31, 2005 were as follows:

                                           CLASS A       CLASS B       CLASS C

Effective Annual Percentage Rates            0.35%         1.00%         1.00%

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2005 were as follows:

                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges
Imposed                                     $4,396       $47,706        $1,763

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. For the period July 1, 2004 through December 31, 2004, the fund was charged up to 0.0861% of its average daily net assets. For the period January 1, 2005 through February 28, 2005, the fund was charged up to 0.1035% of its average daily net assets. Effective March 1, 2005, the fund is charged up to 0.1159% of its average daily net assets. For the year ended May 31, 2005, the fund paid MFSC a fee of $162,745 for shareholder services which equated to 0.1006% of the fund's average daily net assets. Shareholder service costs include out of pocket expenses and sub accounting services expenses paid by MFSC on behalf of the fund and subsequently reimbursed to MFSC which amounted to $86,102, and other costs paid by the fund directly to unaffiliated vendors for the year ended May 31, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $269,478,262 and $118,174,932, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $301,191,445
          ----------------------------------------------------------
          Gross unrealized appreciation                  $24,502,800
          Gross unrealized depreciation                   (4,197,449)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $20,305,351

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                   Year ended 5/31/05              Year ended 5/31/04
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS A SHARES

Shares sold                                     4,261,652      $79,680,948      5,038,434      $74,135,336

Shares reacquired                              (1,706,075)     (31,232,717)    (4,996,392)     (72,037,754)
-------------------------------------------------------------------------------------------------------------
Net change                                      2,555,577      $48,448,231         42,042       $2,097,582

CLASS B SHARES

Shares sold                                     1,078,491      $19,041,976      1,105,903      $17,092,262

Shares reacquired                                (902,328)     (15,840,715)    (1,056,272)     (16,209,918)
-------------------------------------------------------------------------------------------------------------
Net change                                        176,163       $3,201,261         49,631         $882,344

                                                   Year ended 5/31/05              Year ended 5/31/04
                                                SHARES          AMOUNT          SHARES          AMOUNT

CLASS C SHARES

Shares sold                                       613,664      $10,853,014        425,303       $6,568,853

Shares reacquired                                (145,554)      (2,565,272)      (113,725)      (1,642,118)
-------------------------------------------------------------------------------------------------------------
Net change                                        468,110       $8,287,742        311,578       $4,926,735

CLASS I SHARES

Shares sold                                     4,564,337      $92,967,060            366           $6,773

Shares reacquired                                  (6,020)        (123,274)            (3)             (45)
-------------------------------------------------------------------------------------------------------------
Net change                                      4,558,317      $92,843,786            363           $6,728

The fund is one of several MFS mutual funds in which the MFS Asset Allocation Funds and MFS International Diversification Fund may invest. These funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund was the owner of record of approximately 30% of the total outstanding shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended May 31, 2005 was $1,260, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended May 31, 2005.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS" former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough
v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by (i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS International Growth Fund:

We have audited the accompanying statement of assets and liabilities of MFS International Growth Fund (the Fund) (one of the portfolios comprising MFS Series Trust X), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS International Growth Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
                                                       ERNST & YOUNG LLP
Boston, Massachusetts
July 12, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS International Growth Fund, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                            NUMBER OF DOLLARS
                      ---------------------------------------------------------
NOMINEE                    AFFIRMATIVE    WITHHOLD AUTHORITY   BROKER NON-VOTES

Lawrence H. Cohn, M.D.  $4,226,686,155.67    $63,668,415.20           $--
--------------------------------------------------------------------------------
David H. Gunning         4,230,447,987.84     59,906,583.02           0.01
--------------------------------------------------------------------------------
William R. Gutow         4,228,290,921.34     62,063,649.53            --
--------------------------------------------------------------------------------
Michael Hegarty          4,229,980,410.55     60,374,160.32            --
--------------------------------------------------------------------------------
J. Atwood Ives           4,228,064,781.48     62,289,789.39            --
--------------------------------------------------------------------------------
Amy B. Lane              4,230,079,716.86     60,274,854.01            --
--------------------------------------------------------------------------------
Robert J. Manning        4,231,244,662.74     59,109,908.13            --
--------------------------------------------------------------------------------
Lawrence T. Perera       4,228,117,771.46     62,236,799.41            --
--------------------------------------------------------------------------------
Robert C. Pozen          4,230,758,874.85     59,595,696.02            --
--------------------------------------------------------------------------------
J. Dale Sherratt         4,228,845,182.78     61,509,388.09            --
--------------------------------------------------------------------------------
Laurie J. Thomsen        4,230,576,927.68     59,777,643.19            --
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                                POSITION(s) HELD    TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)             OTHER DIRECTORSHIPS(2)
-------------------             ----------------    ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs,
                                                                       The Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997
                                                                       to July 2001); Bell Canada
                                                                       Enterprises (telecommunications),
                                                                       Director; Medtronic, Inc.
                                                                       (medical technology), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; Eastern
(born 05/01/36)                 of Trustees                            Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                         Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Michael Hegarty                 Trustee            December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                        services and insurance), Vice
                                                                       Chairman and Chief Operating
                                                                       Officer (until May 2001); The
                                                                       Equitable Life Assurance Society
                                                                       (insurance), President and Chief
                                                                       Operating Officer (until May 2001)

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President;
                                                                       Wellfleet Investments (investor
                                                                       in health care companies),
                                                                       Managing General Partner (since
                                                                       1993); Cambridge Nutraceuticals
                                                                       (professional nutritional
                                                                       products), Chief Executive
                                                                       Officer (until May 2001)

Laurie J. Thomsen               Trustee            March 2005          Private investor; Prism Venture
(born 08/05/57)                                                        Partners (venture capital), Co-
                                                                       founder and General Partner (until
                                                                       June 2004); St. Paul Travelers
                                                                       Companies (commercial property
                                                                       liability insurance), Director

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Jeffrey N. Carp(3)              Secretary and      September 2004      Massachusetts Financial Services
(born 12/1/56)                  Clerk                                  Company, Executive Vice President,
                                                                       General Counsel and Secretary
                                                                       (since April 2004); Hale and Dorr
                                                                       LLP (law firm), Partner (prior to
                                                                       April 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Maria F. Dwyer(3)               Treasurer          May 2005            Massachusetts Financial Services
(born 12/01/58)                                                        Company, Executive Vice President
                                                                       and Chief Regulatory Officer
                                                                       (since March 2004); Fidelity
                                                                       Management & Research Company,
                                                                       Vice President (prior to March
                                                                       2004); Fidelity Group of Funds,
                                                                       President and Treasurer (prior to
                                                                       March 2004)

Brian T. Hourihan(3)            Assistant          September 2004      Massachusetts Financial Services
(born 11/11/64)                 Secretary and                          Company, Vice President, Senior
                                Assistant Clerk                        Counsel and Assistant Secretary
                                                                       (since June 2004); Affiliated
                                                                       Managers Group, Inc., Chief Legal
                                                                       Officer/Centralized Compliance
                                                                       Program (January to April 2004);
                                                                       Fidelity Research & Management
                                                                       Company, Assistant General Counsel
                                                                       (prior to January 2004)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Susan S. Newton(3)              Assistant          May 2005            Massachusetts Financial Services
(born 03/07/50)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel (since
                                                                       April 2005); John Hancock
                                                                       Advisers, LLC, Senior Vice
                                                                       President, Secretary and Chief
                                                                       Legal Officer (prior to April
                                                                       2005); John Hancock Group of
                                                                       Funds, Senior Vice President,
                                                                       Secretary and Chief Legal Officer
                                                                       (prior to April 2005)

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President
------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Messrs. Ives and Sherratt and Mses. Lane and Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Barry P. Dargan

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             FGF-ANN-07/05 27M

MFS(R) Mutual Funds

ANNUAL REPORT 5/31/05

MFS(R) CONSERVATIVE ALLOCATION FUND

MFS(R) MODERATE ALLOCATION FUND

MFS(R) GROWTH ALLOCATION FUND

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

A path for pursuing opportunity

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) CONSERVATIVE ALLOCATION FUND

The fund seeks a high level of total return consistent with a conservative level of risk relative to the other MFS asset allocation funds.

MFS(R) MODERATE ALLOCATION FUND

The fund seeks a high level of total return consistent with a moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS asset allocation funds.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

The fund seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS asset allocation funds.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                    TABLE OF CONTENTS
                    ----------------------------------------------------

                    LETTER FROM THE CEO                                1
                    ----------------------------------------------------
                    PORTFOLIO COMPOSITION                              3
                    ----------------------------------------------------
                    MANAGEMENT REVIEW                                  7
                    ----------------------------------------------------
                    PERFORMANCE SUMMARY                                9
                    ----------------------------------------------------
                    EXPENSE TABLE                                     19
                    ----------------------------------------------------
                    PORTFOLIO OF INVESTMENTS                          27
                    ----------------------------------------------------
                    FINANCIAL STATEMENTS                              29
                    ----------------------------------------------------
                    NOTES TO FINANCIAL STATEMENTS                     68
                    ----------------------------------------------------
                    REPORT OF INDEPENDENT REGISTERED
                    PUBLIC ACCOUNTING FIRM                            81
                    ----------------------------------------------------
                    RESULTS OF SHAREHOLDER MEETING                    82
                    ----------------------------------------------------
                    TRUSTEES AND OFFICERS                             83
                    ----------------------------------------------------
                    PROXY VOTING POLICIES AND INFORMATION             85
                    ----------------------------------------------------
                    QUARTERLY PORTFOLIO DISCLOSURE                    85
                    ----------------------------------------------------
                    FEDERAL TAX INFORMATION                           85
                    ----------------------------------------------------
                    CONTACT INFORMATION                       BACK COVER



--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

Dear Shareholders,

[Photo of Robert J. Manning]

Dear Shareholders,
As a professional investor for more than 20 years, I've often been asked to name the single most important factor in investment success. My answer is always the same: diversification. At MFS we talk about applying a disciplined diversification(SM) strategy to a portfolio as a three step process: allocate among the major asset classes; diversify within each asset class; and rebalance regularly to avoid unnecessary risk.

Individual investors sometimes assume that the amount they're putting away is too small to allow for diversification. My response would be that a good investment plan, developed with the help of an investment professional, should provide a way to properly diversify your contributions.

Remember that the purpose of diversification is to own investments that historically have not moved in sync with each other - in the hope that, in any given period, underperforming holdings will be somewhat counteracted by other outperforming holdings. If none of your asset classes did badly in the past year or so, you're probably not properly diversified.

Americans today have more of their wealth tied up in the markets than in any previous period of our history, but we are not yet making the most of our opportunities. While neither asset allocation nor diversification can guarantee a profit or protect against a loss, I would voice the opinion that, to a large extent, a failure to have a plan, diversify contributions, and rebalance a portfolio annually has been behind many U.S. investors' failure to reach their long-term financial goals.

For more information on how to apply a disciplined diversification(SM) strategy to your portfolio, I would urge you to contact your own investment professional. You may also want to refer to information on the subject on our Website, MFS.COM.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 15, 2005

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION       MFS(R) CONSERVATIVE ALLOCATION FUND

              PORTFOLIO STRUCTURE
              (TARGET ALLOCATIONS)

              Bond Funds                                 50.0%
              U.S. Stock Funds                           35.0%
              Cash & Other Net Assets                    10.0%
              International Stock Funds                   5.0%

              MFS FUND HOLDINGS
              (ACTUAL ALLOCATIONS)

              MFS(R) Limited Maturity Fund               19.9%
              ------------------------------------------------
              MFS(R) Research Fund                       15.1%
              ------------------------------------------------
              MFS(R) Value Fund                          15.0%
              ------------------------------------------------
              MFS(R) Intermediate Investment Grade
                Bond Fund1                                5.0%
              ------------------------------------------------
              MFS(R) Government Securities Fund          10.0%
              ------------------------------------------------
              MFS(R) Money Market Fund                    9.9%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund                5.1%
              ------------------------------------------------
              MFS(R) Research Bond Fund                   5.0%
              ------------------------------------------------
              MFS(R) Research International Fund          5.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

* Cash & Other Net Assets includes investments in MFS Money Market Fund.

PORTFOLIO COMPOSITION       MFS(R) MODERATE ALLOCATION FUND

              PORTFOLIO STRUCTURE
              (TARGET ALLOCATIONS)

              Bond Funds                                 50.0%
              U.S. Stock Funds                           35.0%
              Cash & Other Net Assets                    10.0%
              International Stock Funds                   5.0%

              MFS FUND HOLDINGS
              (ACTUAL ALLOCATIONS)

              MFS(R) Research Fund                       15.0%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) Strategic Growth Fund               10.1%
              ------------------------------------------------
              MFS(R) Research Bond Fund                  10.0%
              ------------------------------------------------
              MFS(R) Government Securities Fund          10.0%
              ------------------------------------------------
              MFS(R) Intermediate Investment Grade
                Bond Fund1                                0.0%
              ------------------------------------------------
              MFS(R) Research International Fund          9.9%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                  5.1%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.0%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                   5.0%
              ------------------------------------------------
              MFS(R) Money Market Fund                    5.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

* Cash & Other Net Assets includes investments in MFS Money Market Fund.

PORTFOLIO COMPOSITION       MFS(R) GROWTH ALLOCATION FUND

              PORTFOLIO STRUCTURE
              (TARGET ALLOCATIONS)

              U.S. Stock Funds                           60.0%
              International Stock Funds                  20.0%
              Bond Funds                                 20.0%

              MFS FUND HOLDINGS
              (ACTUAL ALLOCATIONS)

              MFS(R) Strategic Growth Fund               15.1%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) Research International Fund         14.8%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                 10.1%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  10.1%
              ------------------------------------------------
              MFS(R) Research Bond Fund                  10.0%
              ------------------------------------------------
              MFS(R) Research Fund                       10.0%
              ------------------------------------------------
              MFS(R) High Income Fund                     5.0%
              ------------------------------------------------
              MFS(R) Government Securities Fund           5.0%
              ------------------------------------------------
              MFS(R) International New Discovery Fund     5.0%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

PORTFOLIO COMPOSITION            MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

              PORTFOLIO STRUCTURE
              (TARGET ALLOCATIONS)

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              MFS FUND HOLDINGS
              (ACTUAL ALLOCATIONS)

              MFS(R) Strategic Growth Fund               20.1%
              ------------------------------------------------
              MFS(R) Mid Cap Growth Fund                 15.1%
              ------------------------------------------------
              MFS(R) Mid Cap Value Fund                  15.1%
              ------------------------------------------------
              MFS(R) Value Fund                          14.9%
              ------------------------------------------------
              MFS(R) Research Fund                       10.0%
              ------------------------------------------------
              MFS(R) International New Discovery Fund     9.9%
              ------------------------------------------------
              MFS(R) Research International Fund          9.8%
              ------------------------------------------------
              MFS(R) New Discovery Fund                   5.1%
              ------------------------------------------------

Percentages are based on net assets as of 5/31/05.

Fund holdings do not reflect the fund's working cash balances; some portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short-term needs. Current holdings may be different.

MANAGEMENT REVIEW

MARKET ENVIRONMENT

Stocks experienced considerable volatility during the 12-month period. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. As the second half of the period began, investors seemed to conclude that the global economic recovery, although modest, was still intact. In the final months of the period, rising oil prices and credit concerns at U.S. corporations eroded investors' confidence. Even so, stocks ended the period about where they began.

The U.S. fixed income market experienced a dramatic flattening of the yield curve during the 12-month period. (A yield curve for bonds shows the relationship between yield and time to maturity; in a majority of market environments, longer-maturity bonds offer higher yields.) On June 30, 2004, the U.S. Federal Reserve Board raised its target federal funds rate for the first time in four years. For the remainder of the period, the Fed continued a steady drumbeat of quarter-point rate hikes. While the Fed seemed committed to a course of gradually raising short-term rates, several factors caused long-term rates to stagnate or retreat over the period.

Job growth, which had shot up in the spring of 2004, ebbed and flowed for the remainder of the period; uncertainty about the employment situation helped to push down yields on longer-dated bonds. Another factor that held long-term rates down was overseas demand for U.S. Treasuries, especially from foreign central banks. However, moderate GDP (gross domestic product) growth and inflation concerns kept shorter-term interest rates moving up. For the period as a whole, short-term rates rose significantly while long-term rates were generally flat to down.

In addition, performance in the U.S. corporate bond market slowed dramatically in the final months of the period as the debt of General Motors and Ford Motor Company, two of the largest issuers of corporate high-grade bonds, was downgraded to junk status.

MFS CONSERVATIVE ALLOCATION FUND

SUMMARY OF RESULTS

The MFS Conservative Allocation Fund is a blend of approximately 50% fixed income funds, 40% stock funds, and 10% money market funds. The Conservative Allocation Fund seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds.

For the twelve months ended May 31, 2005, Class A shares of the MFS Conservative Allocation Fund provided a total return of 6.83%, at net asset value. In comparison, the fund's primary benchmark, the Lehman Brothers Aggregate Bond Index, returned 6.82%. The fund's secondary benchmark, a blend of 35% of the S&P 500, 5% of the MSCI EAFE Index, 50% of the Lehman Brothers Aggregate Bond Index, and 10% of the Lehman Brother Three-Month Treasury Bill Index, returned 7.31%.

DETRACTORS FROM PERFORMANCE

The primary detractor to relative performance during the period was the fund's investments in fixed income products. Although all of the underlying bond funds posted positive absolute returns, on a relative basis bond and cash markets underperformed equities over the 12-month period. The extent to which we had allocations to underlying funds that invest in these markets detracted from performance. The major impacts to relative performance were our positioning in the MFS Limited Maturity Fund, the MFS Money Market Fund, and the MFS Intermediate Investment Grade Bond Fund.

CONTRIBUTORS TO PERFORMANCE

For the 12-month period, all underlying MFS mutual funds within the portfolio posted positive absolute returns. The major contributors to relative performance over the period were the fund's investments in large cap and international funds. Our positions in the MFS Value Fund, MFS Research Fund, and MFS Research International Fund led to positive relative results.

MFS MODERATE ALLOCATION FUND

SUMMARY OF RESULTS

The MFS Moderate Allocation Fund is a blend of approximately 60% stock funds, 35% fixed income funds, and 5% money market funds. The Moderate Allocation Fund seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds.

For the twelve months ended May 31, 2005, Class A shares of the MFS Moderate Allocation Fund provided a total return of 8.53%, at net asset value. In comparison, the fund's primary benchmark, the S&P 500 Index, returned 8.23%. The fund's secondary benchmark, a blend of 50% of the S&P 500, 10% of the MSCI EAFE Index, 35% of the Lehman Brothers Aggregate Bond Index, and 5% of the Lehman Brothers Three-Month Treasury Bill Index, returned 8.16%.

CONTRIBUTORS TO PERFORMANCE

For the 12-month period, all underlying MFS mutual funds within the portfolio posted positive absolute returns. The major contributors to relative performance over the period were our investments in large cap, value, and international funds. Our positions in the MFS Value Fund, MFS Research Fund, MFS Mid Cap Value Fund, and MFS Research International Fund led to positive relative results.

DETRACTORS FROM PERFORMANCE

The primary detractors to relative performance over the period were our allocations to fixed income products. Although all of the underlying bond funds posted positive absolute returns, on a relative basis bond and cash markets underperformed equities over the time period. The extent to which we had allocations to these markets detracted from performance. The major impacts to relative performance were our positioning in the MFS Money Market Fund and the MFS Intermediate Investment Grade Bond Fund. Other detractors included our positions in the MFS Strategic Growth Fund and MFS Mid Cap Growth Fund, both of which underperformed the broad equity benchmark over the period.

MFS GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

The MFS Growth Allocation Fund is a blend of approximately 60% domestic stocks funds, 20% international stock funds, and 20% fixed income funds. The Growth Allocation Fund seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation Funds.

For the twelve months ended May 31, 2005, Class A shares of the MFS Growth Allocation Fund provided a total return of 9.41%, at net asset value. In comparison, the fund's primary benchmark, the S&P 500 Index, returned 8.23%. The fund's secondary benchmark, a blend of 60% of the S&P 500, 20% of the MSCI EAFE Index, and 20% of the Lehman Brothers Aggregate Bond Index, returned 9.30%.

CONTRIBUTORS TO PERFORMANCE

For the 12-month period, all underlying MFS mutual funds within the portfolio posted positive absolute returns. The major contributors to relative performance over the period were our investments in large cap, value, and international funds. Our positions in the MFS Value Fund, MFS Research Fund, MFS Research International Fund, MFS International New Discovery Fund, and MFS Mid Cap Value Fund led to positive relative results.

DETRACTORS FROM PERFORMANCE

The primary detractor from relative performance was our positioning in the MFS Mid Cap Growth Fund and MFS Strategic Growth Fund. During the 12-month period, both of these funds lagged the S&P 500. In the fixed income area, our allocations to the MFS Research Bond Fund and MFS Government Securities Fund held back relative results as fixed income markets lagged equity markets during the period.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUMMARY OF RESULTS

The MFS Aggressive Growth Allocation Fund is a blend of approximately 80% domestic stock funds and 20% international stock funds. The MFS Aggressive Growth Allocation Fund seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds.

For the twelve months ended May 31, 2005, Class A shares of the MFS Aggressive Growth Allocation Fund provided a total return of 8.98%, at net asset value. In comparison, the fund's primary benchmark, the S&P 500 Index, returned 8.23%. The fund's secondary benchmark, a blend of 80% of the S&P 500 and 20% of the MSCI EAFE Index, returned 9.50%.

DETRACTORS FROM PERFORMANCE

The primary detractor to relative performance over the period was our positioning in growth funds that underperformed the broad equity market. Although these stock funds posted positive absolute returns, on a relative basis they held back performance. The MFS Mid Cap Growth Fund was the single largest detractor over the period. Our positioning in large cap offering MFS Strategic Growth Fund and small cap offering MFS New Discovery Fund also hurt relative results.

CONTRIBUTORS TO PERFORMANCE

The major contributors to relative performance were the fund's investments in value and international funds. Domestically, our allocations to the MFS Value Fund and MFS Mid Cap Value Fund added to results over the period. Performance was further enhanced by our positioning in the MFS Research International Fund and MFS International New Discovery Fund.

    Respectfully,

/s/ Joseph C. Flaherty

    Joseph C. Flaherty
    Portfolio Manager
On behalf of the MFS Quantitative Research Group

The MFS Quantitative Research Group is responsible for the overall management of the portfolios.

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

It is not possible to invest directly in an index.

The portfolios are actively managed, and current holdings may be different.

PERFORMANCE SUMMARY THROUGH 5/31/05    MFS(R) CONSERVATIVE ALLOCATION FUND

The following chart illustrates the historical performance of each fund's original share class in comparison to its benchmarks. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR I SHARES CALL 1-888-808-6374.) MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. HIGH SHORT-TERM RETURNS FOR ANY PERIOD MAY BE AND LIKELY WERE ATTRIBUTABLE TO FAVORABLE MARKET CONDITIONS DURING THAT PERIOD, WHICH MAY NOT BE REPEATABLE. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.)

              MFS Conservative
             Allocation Fund --    Asset Allocation      Lehman Brothers
                  Class A         Conservative Index   Aggregate Bond Index

6/02             $ 9,425              $10,000               $10,000
5/03               9,755               10,511                11,062
5/04              10,423               11,311                11,013
5/05              11,135               12,137                11,765


TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date       1-yr       Life*
---------------------------------------------------------------------
         A                  6/28/2002               6.83%       5.86%
---------------------------------------------------------------------
         B                  6/28/2002               6.08%       5.19%
---------------------------------------------------------------------
         C                  6/28/2002               6.12%       5.20%
---------------------------------------------------------------------
         I                  6/28/2002               7.18%       6.26%
---------------------------------------------------------------------
       R***                 12/31/2002              6.57%       5.69%
---------------------------------------------------------------------
        R1                  4/01/2005               5.99%       5.16%
---------------------------------------------------------------------
        R2                  4/01/2005               6.08%       5.19%
---------------------------------------------------------------------
       R3***                10/31/2003              6.31%       5.33%
---------------------------------------------------------------------
        R4                  4/01/2005               6.83%       5.86%
---------------------------------------------------------------------
        R5                  4/01/2005               6.83%       5.86%
---------------------------------------------------------------------
       529A                 7/31/2002               6.49%       5.62%
---------------------------------------------------------------------
       529B                 7/31/2002               5.84%       4.93%
---------------------------------------------------------------------
       529C                 7/31/2002               5.79%       4.95%
---------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
---------------------------------------------------------------------
Average income fund+                                7.49%       7.34%
---------------------------------------------------------------------
Asset Allocation Conservative Index#**              7.31%       6.87%
---------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index#               6.82%       5.73%
---------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
---------------------------------------------------------------------
         A                                          0.69%       3.74%
---------------------------------------------------------------------
         B                                          2.08%       4.25%
---------------------------------------------------------------------
         C                                          5.12%       5.20%
---------------------------------------------------------------------
       529A                                         0.36%       5.62%
---------------------------------------------------------------------
       529B                                         1.84%       3.98%
---------------------------------------------------------------------
       529C                                         4.79%       4.95%
---------------------------------------------------------------------

Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE

      Share class                                   1-yr       Life*
---------------------------------------------------------------------
         A                                          6.83%      18.14%
---------------------------------------------------------------------
         B                                          6.08%      15.96%
---------------------------------------------------------------------
         C                                          6.12%      16.00%
---------------------------------------------------------------------
         I                                          7.18%      19.45%
---------------------------------------------------------------------
       R***                                         6.57%      17.57%
---------------------------------------------------------------------
        R1                                          5.99%      15.85%
---------------------------------------------------------------------
        R2                                          6.08%      15.96%
---------------------------------------------------------------------
       R3***                                        6.31%      16.40%
---------------------------------------------------------------------
        R4                                          6.83%      18.14%
---------------------------------------------------------------------
        R5                                          6.83%      18.14%
---------------------------------------------------------------------
       529A                                         6.49%      17.36%
---------------------------------------------------------------------
       529B                                         5.84%      15.11%
---------------------------------------------------------------------
       529C                                         5.79%      15.17%
---------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: Lehman Brothers Aggregate Bond Index
    (50%), Standard & Poor's 500 Stock Index (35%), Lehman Brothers Three-Month Treasury Bill Index (10%), Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index (5%).
*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

PERFORMANCE SUMMARY THROUGH 5/31/05    MFS(R) MODERATE ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.)

                MFS Moderate
             Allocation Fund --    Standard & Poor's     Asset Allocation
                  Class A           500 Stock Index       Moderate Index

6/02             $ 9,425              $10,000               $10,000
5/03               9,745                9,898                10,284
5/04              10,909               11,712                11,512
5/05              11,839               12,676                12,452

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date       1-yr       Life*
---------------------------------------------------------------------
         A                  6/28/2002               8.53%       8.11%
---------------------------------------------------------------------
         B                  6/28/2002               7.75%       7.45%
---------------------------------------------------------------------
         C                  6/28/2002               7.67%       7.45%
---------------------------------------------------------------------
         I                  6/28/2002               8.75%       8.54%
---------------------------------------------------------------------
       R***                 12/31/2002              8.30%       7.94%
---------------------------------------------------------------------
        R1                  4/01/2005               7.66%       7.42%
---------------------------------------------------------------------
        R2                  4/01/2005               7.75%       7.45%
---------------------------------------------------------------------
       R3***                10/31/2003              8.03%       7.60%
---------------------------------------------------------------------
        R4                  4/01/2005               8.44%       8.08%
---------------------------------------------------------------------
        R5                  4/01/2005               8.53%       8.11%
---------------------------------------------------------------------
       529A                 7/31/2002               8.08%       7.84%
---------------------------------------------------------------------
       529B                 7/31/2002               7.42%       7.20%
---------------------------------------------------------------------
       529C                 7/31/2002               7.42%       7.22%
---------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
---------------------------------------------------------------------
Average balanced fund+                              7.27%       6.92%
---------------------------------------------------------------------
Asset Allocation Moderate Index#**                  8.16%       7.81%
---------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                  8.23%       8.47%
---------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
---------------------------------------------------------------------
         A                                          2.29%       5.94%
---------------------------------------------------------------------
         B                                          3.75%       6.55%
---------------------------------------------------------------------
         C                                          6.67%       7.45%
---------------------------------------------------------------------
       529A                                         1.87%       7.84%
---------------------------------------------------------------------
       529B                                         3.42%       6.30%
---------------------------------------------------------------------
       529C                                         6.42%       7.22%
---------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE

    Share class                                     1-yr       Life*
---------------------------------------------------------------------
         A                                          8.53%      25.62%
---------------------------------------------------------------------
         B                                          7.75%      23.41%
---------------------------------------------------------------------
         C                                          7.67%      23.41%
---------------------------------------------------------------------
         I                                          8.75%      27.10%
---------------------------------------------------------------------
       R***                                         8.30%      25.05%
---------------------------------------------------------------------
        R1                                          7.66%      23.31%
---------------------------------------------------------------------
        R2                                          7.75%      23.41%
---------------------------------------------------------------------
       R3***                                        8.03%      23.91%
---------------------------------------------------------------------
        R4                                          8.44%      25.51%
---------------------------------------------------------------------
        R5                                          8.53%      25.62%
---------------------------------------------------------------------
       529A                                         8.08%      24.73%
---------------------------------------------------------------------
       529B                                         7.42%      22.57%
---------------------------------------------------------------------
       529C                                         7.42%      22.63%
---------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (50%), MSCI EAFE
    Index (10%), Lehman Brothers Aggregate Bond Index (35%), Lehman Brothers Three-Month Treasury Bill (5%).
*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

PERFORMANCE SUMMARY THROUGH 5/31/05    MFS(R) GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.)

                 MFS Growth
             Allocation Fund --    Asset Allocation      Standard & Poor's
                  Class A            Growth Index         500 Stock Index

6/02             $ 9,425              $10,000               $10,000
5/03               9,585               10,003                 9,898
5/04              11,331               11,712                11,712
5/05              12,397               12,801                12,676

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date       1-yr       Life*
---------------------------------------------------------------------
         A                  6/28/2002               9.41%       9.82%
---------------------------------------------------------------------
         B                  6/28/2002               8.73%       9.09%
---------------------------------------------------------------------
         C                  6/28/2002               8.72%       9.08%
---------------------------------------------------------------------
         I                  6/28/2002               9.81%      10.18%
---------------------------------------------------------------------
       R***                 12/31/2002              9.28%       9.75%
---------------------------------------------------------------------
        R1                  4/01/2005               8.65%       9.06%
---------------------------------------------------------------------
        R2                  4/01/2005               8.73%       9.09%
---------------------------------------------------------------------
       R3***                10/31/2003              8.91%       9.21%
---------------------------------------------------------------------
        R4                  4/01/2005               9.41%       9.82%
---------------------------------------------------------------------
        R5                  4/01/2005               9.50%       9.85%
---------------------------------------------------------------------
       529A                 7/31/2002               9.17%       9.57%
---------------------------------------------------------------------
       529B                 7/31/2002               8.39%       8.76%
---------------------------------------------------------------------
       529C                 7/31/2002               8.48%       8.80%
---------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
---------------------------------------------------------------------
Average multi-cap core fund+                        8.22%       8.42%
---------------------------------------------------------------------
Asset Allocation Growth Index#**                    9.30%       8.84%
---------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                  8.23%       8.47%
---------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
---------------------------------------------------------------------
         A                                          3.12%       7.62%
---------------------------------------------------------------------
         B                                          4.73%       8.22%
---------------------------------------------------------------------
         C                                          7.72%       9.08%
---------------------------------------------------------------------
       529A                                         2.89%       9.57%
---------------------------------------------------------------------
       529B                                         4.39%       7.88%
---------------------------------------------------------------------
       529C                                         7.48%       8.80%
---------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE

    Share class                                   1-yr       Life*
---------------------------------------------------------------------
         A                                          9.41%      31.53%
---------------------------------------------------------------------
         B                                          8.73%      29.00%
---------------------------------------------------------------------
         C                                          8.72%      28.95%
---------------------------------------------------------------------
         I                                          9.81%      32.79%
---------------------------------------------------------------------
       R***                                         9.28%      31.28%
---------------------------------------------------------------------
        R1                                          8.65%      28.90%
---------------------------------------------------------------------
        R2                                          8.73%      29.00%
---------------------------------------------------------------------
       R3***                                        8.91%      29.39%
---------------------------------------------------------------------
        R4                                          9.41%      31.53%
---------------------------------------------------------------------
        R5                                          9.50%      31.64%
---------------------------------------------------------------------
       529A                                         9.17%      30.65%
---------------------------------------------------------------------
       529B                                         8.39%      27.84%
---------------------------------------------------------------------
       529C                                         8.48%      27.99%
---------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (60%), MSCI EAFE
    Index (20%), Lehman Brothers Aggregate Bond Index (20%).
*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

PERFORMANCE SUMMARY THROUGH 5/31/05    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.)

            MFS Aggresive Growth
             Allocation Fund --    Asset Allocation      Standard & Poor's
                  Class A            Growth Index           Stock Index

6/02             $ 9,425              $10,000               $10,000
5/03               9,302                9,743                 9,898
5/04              11,423               11,798                11,712
5/05              12,449               12,920                12,676

TOTAL RETURNS

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class        Class inception date       1-yr       Life*
---------------------------------------------------------------------
         A                  6/28/2002               8.98%       9.98%
---------------------------------------------------------------------
         B                  6/28/2002               8.20%       9.37%
---------------------------------------------------------------------
         C                  6/28/2002               8.25%       9.32%
---------------------------------------------------------------------
         I                  6/28/2002               9.34%      10.41%
---------------------------------------------------------------------
       R***                 12/31/2002              8.82%       9.89%
---------------------------------------------------------------------
        R1                  4/01/2005               8.20%       9.37%
---------------------------------------------------------------------
        R2                  4/01/2005               8.29%       9.40%
---------------------------------------------------------------------
       R3***                10/31/2003              8.54%       9.53%
---------------------------------------------------------------------
        R4                  4/01/2005               8.98%       9.98%
---------------------------------------------------------------------
        R5                  4/01/2005               8.98%       9.98%
---------------------------------------------------------------------
       529A                 7/31/2002               8.66%       9.81%
---------------------------------------------------------------------
       529B                 7/31/2002               7.98%       9.01%
---------------------------------------------------------------------
       529C                 7/31/2002               7.95%       9.06%
---------------------------------------------------------------------

AVERAGE ANNUAL

Comparative Benchmarks
---------------------------------------------------------------------
Average multi-cap core fund+                        8.22%       8.42%
---------------------------------------------------------------------
Asset Allocation Aggressive Growth Index#**         9.50%       9.18%
---------------------------------------------------------------------
Standard & Poor's 500 Stock Index#                  8.23%       8.47%
---------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
---------------------------------------------------------------------
         A                                          2.72%       7.78%
---------------------------------------------------------------------
         B                                          4.20%       8.50%
---------------------------------------------------------------------
         C                                          7.25%       9.32%
---------------------------------------------------------------------
       529A                                         2.42%       9.81%
---------------------------------------------------------------------
       529B                                         3.98%       8.13%
---------------------------------------------------------------------
       529C                                         6.95%       9.06%
---------------------------------------------------------------------
Class I, R, R1, R2, R3, R4 and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CUMULATIVE WITHOUT SALES CHARGE

    Share class                                     1-yr       Life*
---------------------------------------------------------------------
         A                                          8.98%      32.09%
---------------------------------------------------------------------
         B                                          8.20%      29.95%
---------------------------------------------------------------------
         C                                          8.25%      29.79%
---------------------------------------------------------------------
         I                                          9.34%      33.61%
---------------------------------------------------------------------
       R***                                         8.82%      31.78%
---------------------------------------------------------------------
        R1                                          8.20%      29.95%
---------------------------------------------------------------------
        R2                                          8.29%      30.05%
---------------------------------------------------------------------
        R3                                          8.54%      30.52%
---------------------------------------------------------------------
        R4                                          8.98%      32.09%
---------------------------------------------------------------------
        R5                                          8.98%      32.09%
---------------------------------------------------------------------
       529A                                         8.66%      31.48%
---------------------------------------------------------------------
       529B                                         7.98%      28.71%
---------------------------------------------------------------------
       529C                                         7.95%      28.89%
---------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2005. Index information is from July 1, 2002.
 ** Comprised of the following indices: S&P 500 Stock Index (80%), MSCI EAFE
    Index (20%).
*** Effective April 1, 2005, Class R1 shares have been renamed "Class R shares", and Class R2 shares have been renamed "Class R3 shares".
  + Source: Lipper Inc., an independent firm that reports mutual fund performance.
  # Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS

INDEX DEFINITIONS

S&P 500 STOCK INDEX - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

LEHMAN BROTHERS AGGREGATE BOND INDEX - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS THREE-MONTH TREASURY BILL INDEX - is derived from secondary market Treasury bill rates published by the Federal Reserve Bank.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B and 529B results including sales charge reflect the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results including sales charge (assuming redemption within one year from the end of the prior month of purchase) reflect the deduction of the 1% CDSC. Class R shares have no initial sales charge or CDSC and are available only to existing Class R shareholders. Class I, R1, R2, R3, R4, and R5 shares have no initial sales charge or CDSC. Class I shares are only available to certain investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional annual fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for Class R, R4, R5 and 529A shares includes the performance of each fund's Class A shares for periods prior to their offering. Performance for Class R1, R2, R3 and 529B shares includes the performance of each fund's Class B shares for periods prior to their offering. Performance for Class 529C shares includes the performance of each fund's Class C shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

KEY RISK CONSIDERATIONS

Each fund's ability to achieve its investment objective depends upon the adviser's skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. There is a risk that the adviser's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds" performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the funds. If an underlying fund were to change its investment objective or policies, a fund might be forced to withdraw its investment from the underlying fund at a disadvantageous time.

In managing the funds, the adviser will have authority to select and substitute underlying funds. The adviser may be subject to potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Certain of the underlying funds may invest in revenue obligations, which are municipal bonds that are not backed by the full faith and credit of the issuer. These securities are subject to a higher degree of credit risk than general municipal bonds.

Some of the underlying funds may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Certain underlying funds may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk. In addition, some underlying funds may invest in foreign or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

Each fund's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments.

Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the fund's value will be. Bond prices will decline when interest rates rise and will increase when interest rates fall. Many bonds also carry credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, bonds with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. However, stocks historically have outperformed bonds over time.

Please see the prospectus for further information regarding these and other risk considerations.

EXPENSE TABLE       MFS(R) CONSERVATIVE ALLOCATION FUND

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00       $1,019.60         $2.27
    A      -------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00       $1,022.69         $2.27
------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,016.60         $5.53
    B     --------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45         $5.54
------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,016.90         $5.53
    C      -------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45         $5.54
------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00       $1,021.40         $0.50
    I      -------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00       $1,024.43         $0.50
------------------------------------------------------------------------------
    R      Actual           0.60%     $1,000.00       $1,018.80         $3.02
(formerly  -------------------------------------------------------------------
   R1)     Hypothetical*    0.60%     $1,000.00       $1,021.94         $3.02
------------------------------------------------------------------------------
           Actual           1.30%     $1,000.00       $1,015.70         $6.53
    R1     -------------------------------------------------------------------
           Hypothetical*    1.30%     $1,000.00       $1,018.45         $6.54
------------------------------------------------------------------------------
           Actual           1.00%     $1,000.00       $1,016.60         $5.03
    R2     -------------------------------------------------------------------
           Hypothetical*    1.00%     $1,000.00       $1,019.95         $5.04
------------------------------------------------------------------------------
    R3     Actual           0.85%     $1,000.00       $1,018.00         $4.28
(formerly  -------------------------------------------------------------------
   R2)     Hypothetical*    0.85%     $1,000.00       $1,020.69         $4.28
------------------------------------------------------------------------------
           Actual           0.51%     $1,000.00       $1,019.60         $2.57
    R4     -------------------------------------------------------------------
           Hypothetical*    0.51%     $1,000.00       $1,022.39         $2.57
------------------------------------------------------------------------------
           Actual           0.21%     $1,000.00       $1,019.60         $1.06
    R5     -------------------------------------------------------------------
           Hypothetical*    0.21%     $1,000.00       $1,023.88         $1.06
------------------------------------------------------------------------------
           Actual           0.70%     $1,000.00       $1,018.00         $3.52
  529A     -------------------------------------------------------------------
           Hypothetical*    0.70%     $1,000.00       $1,021.44         $3.53
------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,015.00         $6.78
  529B     -------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20         $6.79
------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,014.50         $6.78
  529C     -------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00        $1,018.20        $6.79
------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

EXPENSE TABLE       MFS(R) MODERATE ALLOCATION FUND

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00       $1,019.40         $2.26
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00       $1,022.69         $2.27
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,015.80         $5.53
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45         $5.54
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,015.90         $5.53
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45         $5.54
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00       $1,021.10         $0.50
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00       $1,024.43         $0.50
--------------------------------------------------------------------------------
    R      Actual           0.60%     $1,000.00       $1,018.70         $3.02
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    0.60%     $1,000.00       $1,021.94         $3.02
--------------------------------------------------------------------------------
           Actual           1.31%     $1,000.00       $1,015.00         $6.58
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.31%     $1,000.00       $1,018.40         $6.59
--------------------------------------------------------------------------------
           Actual           1.01%     $1,000.00       $1,015.80         $5.08
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.01%     $1,000.00       $1,019.90         $5.09
--------------------------------------------------------------------------------
    R3     Actual           0.85%     $1,000.00       $1,016.90         $4.27
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    0.85%     $1,000.00       $1,020.69         $4.28
--------------------------------------------------------------------------------
           Actual           0.52%     $1,000.00       $1,018.50         $2.62
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.52%     $1,000.00       $1,022.34         $2.62
--------------------------------------------------------------------------------
           Actual           0.22%     $1,000.00       $1,019.40         $1.11
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.22%     $1,000.00        $1,023.83        $1.11
--------------------------------------------------------------------------------
           Actual           0.70%     $1,000.00       $1,017.60         $3.52
  529A     ---------------------------------------------------------------------
           Hypothetical*    0.70%     $1,000.00       $1,021.44         $3.53
--------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,014.20         $6.78
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20         $6.79
--------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,014.30         $6.78
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20         $6.79
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

EXPENSE TABLE       MFS(R) GROWTH ALLOCATION FUND

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH MAY 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
-------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00       $1,017.40         $2.26
    A      --------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00       $1,022.69         $2.27
-------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,014.40         $5.52
    B     ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45         $5.54
-------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,014.20         $5.52
    C      --------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,019.45        $5.54
-------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00       $1,019.10         $0.50
    I      --------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00       $1,024.43         $0.50
-------------------------------------------------------------------------------
    R      Actual           0.60%     $1,000.00       $1,016.90         $3.02
(formerly  --------------------------------------------------------------------
   R1)     Hypothetical*    0.60%     $1,000.00       $1,021.94         $3.02
-------------------------------------------------------------------------------
           Actual           1.31%     $1,000.00       $1,013.60         $6.58
    R1     --------------------------------------------------------------------
           Hypothetical*    1.31%     $1,000.00       $1,018.40         $6.59
-------------------------------------------------------------------------------
           Actual           1.02%     $1,000.00       $1,014.40         $5.12
    R2     --------------------------------------------------------------------
           Hypothetical*    1.02%     $1,000.00       $1,019.85         $5.14
-------------------------------------------------------------------------------
    R3     Actual           0.85%     $1,000.00       $1,014.90         $4.27
(formerly  --------------------------------------------------------------------
   R2)     Hypothetical*    0.85%     $1,000.00       $1,020.69         $4.28
-------------------------------------------------------------------------------
           Actual           0.51%     $1,000.00       $1,017.40         $2.57
    R4     --------------------------------------------------------------------
           Hypothetical*    0.51%     $1,000.00       $1,022.39         $2.57
-------------------------------------------------------------------------------
           Actual           0.22%     $1,000.00       $1,018.20         $1.11
    R5     --------------------------------------------------------------------
           Hypothetical*    0.22%     $1,000.00       $1,023.83         $1.11
-------------------------------------------------------------------------------
           Actual           0.70%     $1,000.00       $1,016.50         $3.52
  529A     --------------------------------------------------------------------
           Hypothetical*    0.70%     $1,000.00       $1,021.44         $3.53
-------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,013.30         $6.78
  529B     --------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20         $6.79
-------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,013.30         $6.78
  529C     --------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20         $6.79
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

EXPENSE TABLE       MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
DECEMBER 1, 2004 THROUGH
MAY 31, 2005

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 through May 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value    12/01/04-
Share Class                 Ratio      12/01/04         5/31/05        5/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00       $1,013.70           $2.26
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00       $1,022.69           $2.27
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,010.50           $5.51
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45           $5.54
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00       $1,010.10           $5.51
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00       $1,019.45           $5.54
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00       $1,015.30           $0.50
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00       $1,024.43           $0.50
--------------------------------------------------------------------------------
    R      Actual           0.60%     $1,000.00       $1,012.90           $3.01
(formerly  ---------------------------------------------------------------------
   R1)     Hypothetical*    0.60%     $1,000.00       $1,021.94           $3.02
--------------------------------------------------------------------------------
           Actual           1.30%     $1,000.00       $1,010.50           $6.52
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.30%     $1,000.00       $1,018.45           $6.54
--------------------------------------------------------------------------------
           Actual           1.00%     $1,000.00       $1,011.30           $5.01
    R2     ---------------------------------------------------------------------
           Hypothetical*    1.00%     $1,000.00       $1,019.95           $5.04
--------------------------------------------------------------------------------
    R3     Actual           0.85%     $1,000.00       $1,012.50           $4.26
(formerly  ---------------------------------------------------------------------
   R2)     Hypothetical*    0.85%     $1,000.00       $1,020.69           $4.28
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00       $1,013.70           $2.51
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00       $1,022.44           $2.52
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00       $1,013.70           $1.00
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00       $1,023.93           $1.01
--------------------------------------------------------------------------------
           Actual           0.70%     $1,000.00       $1,012.20           $3.51
  529A     ---------------------------------------------------------------------
           Hypothetical*    0.70%     $1,000.00       $1,021.44           $3.53
--------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,009.50           $6.76
  529B     ---------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20           $6.79
--------------------------------------------------------------------------------
           Actual           1.35%     $1,000.00       $1,008.60           $6.76
  529C     ---------------------------------------------------------------------
           Hypothetical*    1.35%     $1,000.00       $1,018.20           $6.79
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS - 5/31/05          MFS(R) CONSERVATIVE ALLOCATION FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES       $ VALUE
--------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                   5,738,830   $55,781,429
MFS Intermediate Investment Grade Bond Fund - Class I++                    8,276,610    83,676,523
MFS Limited Maturity Fund - Class I++                                     17,177,552   111,310,540
MFS Money Market Fund++                                                   55,517,382    55,517,382
MFS Research Bond Fund - Class I                                           2,689,628    27,945,230
MFS Research Fund - Class I                                                4,176,449    84,489,565
MFS Research International Fund - Class I                                  1,780,491    27,704,438
MFS Strategic Growth Fund - Class I*                                       1,507,439    28,490,593
MFS Value Fund - Class I                                                   3,595,611    83,813,688
--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $521,523,231)                                    $558,729,388
--------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT       $ VALUE
--------------------------------------------------------------------------------------------------
Societe Generale, 3.063%, due 6/01/05, at Amortized Cost                    $442,000      $442,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $521,965,231)                                     $559,171,388
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                   (563,152)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $558,608,236
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

PORTFOLIO OF INVESTMENTS - 5/31/05          MFS(R) MODERATE ALLOCATION FUND

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES         $ VALUE
--------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                              16,202,667    $157,489,924
MFS High Income Fund - Class I++                                        20,742,834      79,859,912
MFS Intermediate Investment Grade Bond Fund - Class I++                 15,575,959     157,472,946
MFS Mid Cap Growth Fund - Class I*                                       9,408,347      80,159,114
MFS Mid Cap Value Fund - Class I++                                       5,920,839      79,457,659
MFS Money Market Fund++                                                 78,362,420      78,362,420
MFS Research Bond Fund - Class I++                                      15,183,827     157,759,960
MFS Research Fund - Class I++                                           11,707,322     236,839,118
MFS Research International Fund - Class I++                             10,028,894     156,049,601
MFS Strategic Growth Fund - Class I*++                                   8,445,297     159,616,112
MFS Value Fund - Class I                                                10,105,265     235,553,720
--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,436,534,041)                                $1,578,620,486
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0%                                                        302,844
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $1,578,923,330
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

SEE NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS - 5/31/05          MFS(R) GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                      SHARES         $ VALUE
--------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I++                               8,159,868     $79,313,917
MFS High Income Fund - Class I++                                        20,795,443      80,062,456
MFS International New Discovery Fund - Class I                           3,670,858      78,886,730
MFS Mid Cap Growth Fund - Class I*++                                    18,832,136     160,449,796
MFS Mid Cap Value Fund - Class I++                                      11,862,527     159,195,119
MFS Research Bond Fund - Class I++                                      15,288,367     158,846,135
MFS Research Fund - Class I++                                            7,813,452     158,066,127
MFS Research International Fund - Class I++                             15,140,351     235,583,869
MFS Strategic Growth Fund - Class I*++                                  12,679,468     239,641,939
MFS Value Fund - Class I                                                10,153,600     236,680,420
--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $1,428,304,296)                                $1,586,726,508
--------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  PAR AMOUNT         $ VALUE
--------------------------------------------------------------------------------------------------
Societe Generale, 3.063%, due 6/01/05, at Amortized Cost                $1,885,000      $1,885,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,430,189,296)                                 $1,588,611,508
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                 (1,526,664)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $1,587,084,844
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

PORTFOLIO OF INVESTMENTS - 5/31/05          MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

Mutual Funds - 100.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES       $ VALUE
--------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                             3,153,363   $67,765,775
MFS Mid Cap Growth Fund - Class I++*                                      12,149,073   103,510,101
MFS Mid Cap Value Fund - Class I++                                         7,669,057   102,918,743
MFS New Discovery Fund - Class I*                                          2,240,209    34,678,431
MFS Research Fund - Class I                                                3,365,223    68,078,462
MFS Research International Fund - Class I                                  4,320,397    67,225,377
MFS Strategic Growth Fund - Class I++*                                     7,276,890   137,533,212
MFS Value Fund - Class I                                                   4,365,176   101,752,248
--------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $600,036,263)                                    $683,462,349
--------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                                    PAR AMOUNT       $ VALUE
--------------------------------------------------------------------------------------------------
Societe Generale, 3.06%, due 6/01/05, at Amortized Cost                    $ 428,000      $428,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $600,464,263)                                     $683,890,349
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                   (372,038)
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $683,518,311
--------------------------------------------------------------------------------------------------
 * Non-income producing security.
++ Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF ASSETS AND LIABILITIES

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.
                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
AT 5/31/05                                              ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND

ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value
  Unaffiliated issuers (identified cost, $265,822,004,
  $263,058,399, $266,054,160 and $290,476,155,
  respectively)                                            $308,666,943      $315,712,834      $317,452,150         $339,928,293
  Affiliated issuers (identified cost, $256,143,227,
  $1,173,475,642, $1,164,135,136 and $309,988,108,
  respectively)                                             250,504,445     1,262,907,652     1,271,159,358          343,962,056
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost,
$521,965,231, $1,436,534,041, $1,430,189,296 and
$600,464,263, respectively)                                $559,171,388    $1,578,620,486    $1,588,611,508         $683,890,349
Cash                                                                272                --               581                  958
Receivable for investments sold                                 129,360           447,660                --              248,495
Receivable for fund shares sold                               1,453,401         4,287,607         5,469,713            2,875,261
Interest and dividends receivable                             1,097,066         2,427,088         1,431,383                   36
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                               $561,851,487    $1,585,782,841    $1,595,513,185         $687,015,099
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                $--          $105,282               $--                  $--
Payable for investments purchased                             2,243,374         4,791,197         6,227,219              685,947
Payable for fund shares reacquired                              818,433         1,461,022         1,748,401            2,590,914
Payable to affiliates
  Shareholder servicing costs                                    66,005           200,519           228,164               91,869
  Distribution and service fee                                   41,509           118,249           118,004               46,707
  Administrative fee                                                980             2,749             2,748                1,223
  Program manager fee                                               596             1,220             1,556                1,231
  Administrative service fee                                         15                82                86                   59
Accrued expenses and other liabilities                           72,339           179,191           102,163               78,838
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            $3,243,251        $6,859,511        $8,428,341           $3,496,788
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $558,608,236    $1,578,923,330    $1,587,084,844         $683,518,311
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                            $516,561,547    $1,422,775,977    $1,412,482,073         $595,532,736
Unrealized appreciation on investments                       37,206,157       142,086,445       158,422,212           83,426,086
Accumulated undistributed net realized gain on
investments                                                     981,722         6,521,312        13,397,858            4,559,489
Accumulated undistributed net investment income               3,858,810         7,539,596         2,782,701                   --
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                 $558,608,236    $1,578,923,330    $1,587,084,844         $683,518,311
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND

Net assets
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                  $226,530,352      $643,285,290      $645,029,259         $293,813,752
  Class B                                                   163,734,668       471,664,831       461,019,062          159,947,549
  Class C                                                   118,003,235       335,759,227       331,896,167          121,630,957
  Class I                                                    14,175,042        32,926,558        40,853,249           37,068,899
  Class R                                                    13,660,930        47,477,331        48,044,519           23,713,117
  Class R1                                                       50,323            52,241            50,054               49,963
  Class R2                                                       50,349            50,288            50,080               49,988
  Class R3                                                      329,515         2,763,414         2,962,523            1,977,607
  Class R4                                                       50,391            50,330            50,121               50,029
  Class R5                                                       50,416            50,355            50,147               50,054
  Class 529A                                                 12,839,781        23,623,071        26,536,604           22,246,788
  Class 529B                                                  1,611,491        10,672,921        19,854,704           17,698,256
  Class 529C                                                  7,521,743        10,547,473        10,688,355            5,221,352
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $558,608,236    $1,578,923,330    $1,587,084,844         $683,518,311
--------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
--------------------------------------------------------------------------------------------------------------------------------
  Class A                                                    19,861,709        52,705,970        50,113,860           22,478,330
  Class B                                                    14,478,232        38,980,182        36,243,760           12,379,781
  Class C                                                    10,445,220        27,768,243        26,106,387            9,418,427
  Class I                                                     1,235,237         2,676,364         3,156,481            2,810,241
  Class R                                                     1,202,679         3,905,912         3,740,018            1,818,617
  Class R1                                                        4,452             4,320             3,937                3,867
  Class R2                                                        4,452             4,156             3,937                3,867
  Class R3                                                       29,182           228,181           232,094              152,371
  Class R4                                                        4,417             4,126             3,894                3,828
  Class R5                                                        4,417             4,125             3,894                3,829
  Class 529A                                                  1,128,844         1,942,426         2,070,278            1,707,073
  Class 529B                                                    142,858           886,321         1,569,362            1,380,986
  Class 529C                                                    668,508           874,998           844,870              406,861
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding              49,210,207       129,985,324       124,092,772           52,568,078
--------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                     MFS
                                                                    MFS          MODERATE               MFS                  MFS
                                                           CONSERVATIVE        ALLOCATION            GROWTH    AGGRESSIVE GROWTH
                                                        ALLOCATION FUND              FUND   ALLOCATION FUND      ALLOCATION FUND
Class A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value
per share)                                                       $12.11            $12.95            $13.66               $13.87
--------------------------------------------------------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.31            $12.10            $12.72               $12.92
--------------------------------------------------------------------------------------------------------------------------------
Class C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.30            $12.09            $12.71               $12.91
--------------------------------------------------------------------------------------------------------------------------------
Class I shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.48            $12.30            $12.94               $13.19
--------------------------------------------------------------------------------------------------------------------------------
Class R shares (formerly Class R1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price
per share (net assets/shares of beneficial interest
outstanding)                                                     $11.36            $12.16            $12.85               $13.04
--------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.30            $12.09            $12.71               $12.92
--------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.31            $12.10            $12.72               $12.93
--------------------------------------------------------------------------------------------------------------------------------
Class R3 shares (formerly Class R2)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.29            $12.11            $12.76               $12.98
--------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.41            $12.20            $12.87               $13.07
--------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price
per share
(net assets/shares of beneficial interest outstanding)           $11.41            $12.21            $12.88               $13.07
--------------------------------------------------------------------------------------------------------------------------------
Class 529A shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)           $11.37            $12.16            $12.82               $13.03
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value
per share)                                                       $12.06            $12.90            $13.60               $13.82
--------------------------------------------------------------------------------------------------------------------------------
Class 529B shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.28            $12.04            $12.65               $12.82
--------------------------------------------------------------------------------------------------------------------------------
Class 529C shares
--------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $11.25            $12.05            $12.65               $12.83
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.

                                                                                  MFS
                                                                MFS            MODERATE               MFS                    MFS
                                                       CONSERVATIVE          ALLOCATION            GROWTH      AGGRESSIVE GROWTH
                                                    ALLOCATION FUND                FUND   ALLOCATION FUND        ALLOCATION FUND

YEAR ENDED 5/31/05

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------------
Income
  Dividends (including $8,386,058, $30,748,030,
  $24,075,992 and $5,043,619 received from
  affiliated issuers, respectively)                     $13,316,306         $33,512,878       $28,337,293             $8,362,242
  Interest                                                   13,537              57,309            70,832                 32,137
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                 $13,329,843         $33,570,187       $28,408,125             $8,394,379
--------------------------------------------------------------------------------------------------------------------------------
Expenses
  Trustees' compensation                                    $13,526             $21,957           $21,378                $13,221
  Shareholder servicing costs                               321,698             781,790           897,507                445,394
  Distribution and service fee (Class A)                    678,502           1,844,512         1,773,627                814,502
  Distribution and service fee (Class B)                  1,515,793           4,101,775         3,790,759              1,321,358
  Distribution and service fee (Class C)                  1,042,668           2,797,411         2,675,790              1,042,875
  Distribution and service fee (Class R)                     47,110             185,334           167,200                 78,887
  Distribution and service fee (Class R1)                        63                  63                62                     62
  Distribution and service fee (Class R2)                        42                  42                42                     42
  Distribution and service fee (Class R3)                       822               9,912             6,770                  3,074
  Distribution and service fee (Class R4)                        21                  21                21                     21
  Distribution and service fee (Class 529A)                  32,366              65,726            68,495                 55,972
  Distribution and service fee (Class 529B)                  14,373              80,815           162,579                149,161
  Distribution and service fee (Class 529C)                  61,341              88,287            91,064                 41,805
  Program manager fee (Class 529A)                           23,119              46,947            48,925                 39,980
  Program manager fee (Class 529B)                            3,593              20,204            40,645                 37,290
  Program manager fee (Class 529C)                           15,335              22,072            22,766                 10,451
  Administrative service fee (Class R1)                          38                  38                37                     37
  Administrative service fee (Class R2)                          33                  33                33                     33
  Administrative service fee (Class R3)                         411               4,956             3,385                  1,537
  Administrative service fee (Class R4)                          13                  13                12                     12
  Administrative service fee (Class R5)                           8                   9                 8                      8
  Administrative fee                                         44,190             121,023           117,635                 51,275
  Custodian fee                                              92,482             220,897           215,662                105,942
  Printing                                                   49,266              97,103           129,422                 75,940
  Postage                                                    23,918              82,213            75,482                 22,952
  Auditing fees                                              32,739              33,051            21,498                 34,685
  Legal fees                                                 15,762              40,589            38,476                 17,199
  Registration fees                                         163,288             251,729           231,538                211,123
  Miscellaneous                                              48,420             127,422           110,487                 58,589
--------------------------------------------------------------------------------------------------------------------------------
Total expenses                                           $4,240,940         $11,045,944       $10,711,305             $4,633,427
--------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                       (8,844)            (24,633)          (23,014)                (9,183)
  Reduction of expenses by investment adviser              (309,793)           (436,960)         (572,805)              (476,296)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                             $3,922,303         $10,584,351       $10,115,486             $4,147,948
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    $9,407,540         $22,985,836       $18,292,639             $4,246,431
--------------------------------------------------------------------------------------------------------------------------------

Statements of Operations - continued

                                                                                   MFS
                                                                MFS            MODERATE               MFS                    MFS
                                                       CONSERVATIVE          ALLOCATION            GROWTH      AGGRESSIVE GROWTH
                                                    ALLOCATION FUND                FUND   ALLOCATION FUND        ALLOCATION FUND

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (including $(21,894), $
  (3,095), $(5,020) and $(101,469) from
  transactions in securities of affiliated
  issuers, respectively)                                    $73,008             $(6,321)          $(4,741)             $(149,824)
  Capital gain distributions from underlying funds
  (including $--, $7,639,999, $11,833,414 and
  $2,253,560 from affiliated underlying funds,
  respectively)                                           1,088,351           7,639,999        13,592,469              6,212,096
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                  $1,161,359          $7,633,678       $13,587,728             $6,062,272
--------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
on investments                                          $19,259,717         $68,482,396       $73,638,253            $34,397,157
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                             $20,421,076         $76,116,074       $87,225,981            $40,459,429
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                    $29,828,616         $99,101,910      $105,518,620            $44,705,860
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                          MFS CONSERVATIVE ALLOCATION FUND          MFS MODERATE ALLOCATION FUND
                                                          --------------------------------    ----------------------------------
                                                               YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                                  5/31/05          5/31/04           5/31/05             5/31/04

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          $9,407,540       $5,695,741       $22,985,836         $10,019,606
Net realized gain (loss) on investments                         1,161,359           (9,174)        7,633,678            (211,209)
Net unrealized gain (loss) on investments                      19,259,717       11,016,323        68,482,396          54,373,694
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                          $29,828,616      $16,702,890       $99,101,910         $64,182,091
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(3,749,168)     $(1,951,927)      $(9,271,732)        $(3,481,263)
  Class B                                                      (2,025,696)      (1,297,109)       (4,977,516)         (2,092,273)
  Class C                                                      (1,425,189)        (897,894)       (3,409,173)         (1,479,318)
  Class I                                                        (275,854)        (143,763)         (606,892)           (261,341)
  Class R                                                        (170,142)         (76,300)         (625,982)            (93,829)
  Class R3                                                         (2,448)             (90)          (32,071)                (65)
  Class 529A                                                     (154,858)         (67,753)         (285,685)           (101,662)
  Class 529B                                                      (15,771)         (12,180)          (89,684)            (23,196)
  Class 529C                                                      (74,064)         (40,271)          (92,228)            (37,185)
From net realized gain on investments
  Class A                                                          (5,646)              --           (25,986)                 --
  Class B                                                          (4,413)              --           (20,414)                 --
  Class C                                                          (3,034)              --           (13,854)                 --
  Class I                                                            (360)              --            (1,466)                 --
  Class R                                                            (268)              --            (1,832)                 --
  Class R3                                                             (4)              --               (95)                 --
  Class 529A                                                         (255)              --              (898)                 --
  Class 529B                                                          (43)              --              (395)                 --
  Class 529C                                                         (179)              --              (438)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(7,907,392)     $(4,487,287)     $(19,456,341)        $(7,570,132)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $130,791,248     $226,701,121      $434,327,961        $690,113,181
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                    $1,611              $--           $10,659                 $--
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $152,714,083     $238,916,724      $513,984,189        $746,725,140
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       $405,894,153     $166,977,429    $1,064,939,141        $318,214,001
At end of period
                                                             $558,608,236     $405,894,153    $1,578,923,330      $1,064,939,141
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income included
in net assets at end of period                                 $3,858,810       $2,341,955        $7,539,596          $3,934,541
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets - continued

                                                                MFS GROWTH ALLOCATION FUND MFS AGGRESSIVE GROWTH ALLOCATION FUND
                                                          --------------------------------    ----------------------------------
                                                               YEAR ENDED       YEAR ENDED        YEAR ENDED          YEAR ENDED
                                                                  5/31/05          5/31/04           5/31/05             5/31/04

CHANGE IN NET ASSETS

OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                  $18,292,639       $4,094,227        $4,246,431           $(966,576)
Net realized gain (loss) on investments                        13,587,728          177,184         6,062,272              89,901
Net unrealized gain (loss) on investments                      73,638,253       68,019,920        34,397,157          40,050,657
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                         $105,518,620      $72,291,331       $44,705,860         $39,173,982
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                     $(8,052,010)     $(1,631,261)      $(2,646,379)                $--
  Class B                                                      (4,181,867)        (733,858)         (809,106)                 --
  Class C                                                      (2,853,586)        (589,473)         (579,006)                 --
  Class I                                                        (678,126)        (172,239)         (457,917)                 --
  Class R                                                        (503,949)         (61,555)         (184,670)                 --
  Class R3                                                        (22,445)             (39)           (5,422)                 --
  Class 529A                                                     (259,358)         (50,208)         (150,085)                 --
  Class 529B                                                     (146,605)         (18,215)          (63,187)                 --
  Class 529C                                                      (83,060)         (15,458)          (21,157)                 --
From net realized gain on investments
  Class A                                                         (71,650)              --           (40,948)                 --
  Class B                                                         (54,698)              --           (23,399)                 --
  Class C                                                         (37,888)              --           (18,182)                 --
  Class I                                                          (5,167)              --            (5,734)                 --
  Class R                                                          (4,657)              --            (2,883)                 --
  Class R3                                                           (193)              --               (82)                 --
  Class 529A                                                       (2,618)              --            (2,731)                 --
  Class 529B                                                       (2,360)              --            (2,703)                 --
  Class 529C                                                       (1,336)              --              (777)                 --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                 $(16,961,573)     $(3,272,306)      $(5,014,368)                $--
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $539,506,475     $671,609,456      $223,796,669        $280,622,290
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees                                                    $7,039              $--            $1,594                 $--
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                   $628,070,561     $740,628,481      $263,489,755        $319,796,272
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       $959,014,283     $218,385,802      $420,028,556        $100,232,284
At end of period                                           $1,587,084,844     $959,014,283      $683,518,311        $420,028,556
--------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income included
in net assets at end of period                                 $2,782,701       $1,271,158               $--                 $--
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand each fund's financial performance for the past 5 years (or, if shorter, the period of each fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by each fund's independent registered public accounting firm, whose report, together with each fund's financial statements, are included in this report.

                                                                  CLASS A                                   CLASS B
                                                  ---------------------------------------   ---------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                  $10.88        $10.35        $10.00        $10.80        $10.29        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.25         $0.24         $0.20         $0.18         $0.17         $0.14
Net realized and unrealized gain (loss) on
investments                                             0.49          0.47          0.15          0.48          0.47          0.15
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.74         $0.71         $0.35         $0.66         $0.64         $0.29
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.21)       $(0.18)          $--        $(0.15)       $(0.13)          $--
From net realized capital gain on investments           0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.21)       $(0.18)          $--        $(0.15)       $(0.13)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.41        $10.88        $10.35        $11.31        $10.80        $10.29
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     6.83          6.85          3.50++        6.08          6.23          2.90+
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.45          0.45          0.45+         1.10          1.10          1.10+
Net investment income                                   2.28          2.24          2.33+         1.63          1.61          1.66+
Portfolio turnover                                         1             1             1             1             1             1
Net assets at end of period (000 Omitted)           $226,530      $155,476       $59,469      $163,735      $134,200       $63,256
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                  $0.25         $0.23         $0.16         $0.17         $0.16         $0.10
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.51          0.53          0.91+         1.16          1.18          1.56+
Net investment income                                   2.21          2.16          1.87+         1.57          1.53          1.20+

*   For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                  CLASS C                                   CLASS I
                                                  ---------------------------------------   ---------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                  $10.79        $10.30        $10.00        $10.94        $10.39        $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.18         $0.17         $0.14         $0.30         $0.28         $0.22
Net realized and unrealized gain (loss) on
investments                                             0.48          0.46          0.16          0.49          0.47          0.17
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.66         $0.63         $0.30         $0.79         $0.75         $0.39
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.15)       $(0.14)          $--        $(0.25)       $(0.20)          $--
From net realized capital gain on investments           0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.15)       $(0.14)          $--        $(0.25)       $(0.20)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $11.30        $10.79        $10.30        $11.48        $10.94        $10.39
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     6.12          6.13          3.00++        7.18          7.26          3.90++
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             1.10          1.10          1.10+         0.10          0.10          0.10+
Net investment income                                   1.63          1.60          1.66+         2.63          2.61          2.65+
Portfolio turnover                                         1             1             1             1             1             1
Net assets at end of period (000 Omitted)           $118,003       $87,876       $31,002       $14,175        $9,214        $7,003
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                  $0.17         $0.16         $0.10         $0.29         $0.27         $0.18
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             1.16          1.18          1.56+         0.16          0.18          0.56+
Net investment income                                   1.56          1.52          1.20+         2.56          2.53          2.19+
-----------------------------------------------------------------------------------------------------------------------------------
*   For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                               CLASS R (FORMERLY CLASS R1)
                                                                                         --------------------------------------
                                                                                              YEAR          YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*

Net asset value, beginning of period                                                            $10.85        $10.33         $9.85
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                         $0.24         $0.23         $0.08
Net realized and unrealized gain (loss) on investments                                            0.47          0.47          0.40
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                 $0.71         $0.70         $0.48
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                      $(0.20)       $(0.18)          $--
From net realized capital gain on investments                                                     0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                    $(0.20)       $(0.18)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                        $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $11.36        $10.85        $10.33
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                  6.57          6.79          4.87++
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                       0.60          0.60          0.60+
Net investment income                                                                             2.12          2.10          2.15+
Portfolio turnover                                                                                   1             1             1
Net assets at end of period (000 Omitted)                                                      $13,661        $6,658          $863
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10%. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                            $0.23         $0.22         $0.06
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                       0.66          0.68          1.06+
Net investment income                                                                             2.06          2.02          1.69+
-----------------------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                CLASS R1      CLASS R2
                                                                                             ------------  ------------
                                                                                                 PERIOD        PERIOD
                                                                                                 ENDED         ENDED
                                                                                                5/31/05*      5/31/05*
Net asset value, beginning of period                                                              $11.23        $11.23
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                           $0.02         $0.03
Net realized and unrealized gain (loss) on investments                                              0.05          0.05
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                   $0.07         $0.08
-----------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                          $0.00+++      $0.00+++
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $11.30        $11.31
-----------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                    0.62++        0.71++
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                         1.30+         1.00+
Net investment income                                                                               1.08+         1.38+
Portfolio turnover                                                                                     1             1
Net assets at end of period (000 Omitted)                                                            $50           $50
-----------------------------------------------------------------------------------------------------------------------

(S)The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.55% and 0.50% of average daily net assets, for Class R1 and Class R2 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                              $0.02         $0.02
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                         1.36+         1.06+
Net investment income                                                                               1.01+         1.31+
-----------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class R1 and R2 shares, April 1, 2005, through May 31, 2005.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                           CLASS R3 (FORMERLY CLASS R2)
                                                                                           ----------------------------
                                                                                                YEAR         PERIOD
                                                                                               ENDED         ENDED
                                                                                              5/31/05       5/31/04*
Net asset value, beginning of period                                                             $10.82        $10.63###
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                          $0.20         $0.11
Net realized and unrealized gain (loss) on investments                                             0.48          0.27
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.68         $0.38
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
From net investment income                                                                       $(0.21)       $(0.19)
From net realized capital gain on investments                                                      0.00+++         --
---------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                     $(0.21)       $(0.19)
---------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                         $0.00+++        $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                   $11.29        $10.82
---------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                   6.31          3.58###++
---------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                        0.85          0.83+
Net investment income                                                                              1.85          1.84+
Portfolio turnover                                                                                    1             1
Net assets at end of period (000 Omitted)                                                          $330           $13
---------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35%. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                             $0.19         $0.10
---------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                        0.91          0.91+
Net investment income                                                                              1.78          1.76+
---------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class R3 shares, October 31, 2003, through May 31, 2004.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
### The net asset value and total return previously reported as $10.64 and 3.49%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                        CLASS R4      CLASS R5
                                                      ------------  ------------
                                                         PERIOD        PERIOD
                                                         ENDED         ENDED
                                                        5/31/05*      5/31/05*

Net asset value, beginning of period                     $11.32        $11.32
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------
Net investment income(S)                                  $0.04         $0.04
Net realized and unrealized gain (loss) on investments     0.05          0.05
-----------------------------------------------------------------------------
Total from investment operations                          $0.09         $0.09
-----------------------------------------------------------------------------
Redemption fees added to paid-in capital#                 $0.00+++      $0.00+++
-----------------------------------------------------------------------------
Net asset value, end of period                           $11.41        $11.41
-----------------------------------------------------------------------------
Total return (%)                                           0.80++        0.80++
-----------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------
Expenses##^                                                0.51+         0.21+
Net investment income                                      1.88+         2.18+
Portfolio turnover                                            1             1
Net assets at end of period (000 Omitted)                   $50           $50
-----------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.25% and 0.20% of average daily net assets, for Class R4 and Class R5 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/ reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                       $0.03         $0.04
-----------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------
Expenses##^                                                  0.57+         0.27+
Net investment income                                        1.82+         2.12+

* For the period from the inception of Class R4 and R5 shares, April 1, 2005, through May 31, 2005.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

 SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                           CLASS 529A                                CLASS 529B
                                                ------------------------------------   ---------------------------------------
                                                  YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                 ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*

Net asset value, beginning of period              $10.86        $10.34         $9.70###     $10.77        $10.27         $9.69###
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                           $0.23         $0.21         $0.16         $0.15         $0.15         $0.11
Net realized and unrealized gain (loss) on
investments                                         0.47          0.47          0.48          0.48          0.46          0.47
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $0.70         $0.68         $0.64         $0.63         $0.61         $0.58
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                        $(0.19)       $(0.16)          $--        $(0.12)       $(0.11)          $--
From net realized capital gain on investments       0.00+++         --            --          0.00+++         --            --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders      $(0.19)       $(0.16)          $--        $(0.12)       $(0.11)          $--
------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#          $0.00+++        $--           $--         $0.00+++        $--           $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $11.37        $10.86        $10.34        $11.28        $10.77        $10.27
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                 6.49          6.59          6.60###++     5.84          5.90          5.99###++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                         0.70          0.70          0.70+         1.35          1.35          1.35+
Net investment income                               2.02          1.99          2.07+         1.38          1.36          1.42+
Portfolio turnover                                     1             1             1             1             1             1
Net assets at end of period (000 Omitted)        $12,840        $6,339        $2,975        $1,611        $1,320          $854
------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                              $0.22         $0.21         $0.13         $0.15         $0.14         $0.07
RATIOS (%) TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                         0.76          0.78          1.16+         1.41          1.43          1.81+
Net investment income                               1.95          1.91          1.61+         1.32          1.28          0.96+
------------------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of Class 529A and 529B shares, July 31, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
### The net asset value and total return previously reported as $9.75 and 6.05% for Class 529A, $9.74 and 5.44% for Class 529B,
    respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) CONSERVATIVE ALLOCATION FUND

                                                                                                 CLASS 529C
                                                                                  ---------------------------------------
                                                                                       YEAR           YEAR         PERIOD
                                                                                       ENDED         ENDED         ENDED
                                                                                      5/31/05       5/31/04       5/31/03*

Net asset value, beginning of period                                                   $10.76        $10.28         $9.69###

-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                $0.15         $0.14         $0.11
Net realized and unrealized gain (loss) on investments                                   0.47          0.47          0.48
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                        $0.62         $0.61         $0.59
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income                                                             $(0.13)       $(0.13)          $--
From net realized capital gain on investments                                            0.00+++         --            --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(0.13)       $(0.13)          $--
-------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                               $0.00+++        $--           $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $11.25        $10.76        $10.28
-------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                         5.79          5.91          6.09###++
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                              1.35          1.35          1.35+
Net investment income                                                                    1.37          1.32          1.38+
Portfolio turnover                                                                          1             1             1
Net assets at end of period (000 Omitted)                                              $7,522        $4,798        $1,555
-------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other
    Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                                   $0.15         $0.13         $0.07
-------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                              1.41          1.43          1.81+
Net investment income                                                                    1.31          1.24          0.92+
-------------------------------------------------------------------------------------------------------------------------

*   For the period from the inception of 529C shares, July 31, 2002, through May 31, 2003.
+   Annualized.
++  Not annualized.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect expense reductions from fees paid indirectly.
### The net asset value and total return previously reported as $9.74 and 5.54% have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
^   In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                  CLASS A                                   CLASS B
                                                    -------------------------------------     -------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                  $11.44        $10.34        $10.00        $11.36        $10.30        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.25         $0.20         $0.15         $0.17         $0.13         $0.09
Net realized and unrealized gain on investments         0.73          1.03          0.19          0.71          1.02          0.21
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $0.98         $1.23         $0.34         $0.88         $1.15         $0.30
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.21)       $(0.13)          $--        $(0.14)       $(0.09)          $--
From net realized gain on investments                   0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.21)       $(0.13)          $--        $(0.14)       $(0.09)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.21        $11.44        $10.34        $12.10        $11.36        $10.30
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     8.53         11.94          3.40++        7.75         11.20          3.00++
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.45          0.45          0.45+         1.10          1.11          1.10+
Net investment income                                   2.09          1.79          1.79+         1.44          1.15          1.11+
Portfolio turnover                                     0(++)             1             2             0(++)         1             2
Net assets at end of period (000 Omitted)           $643,285      $416,219      $126,033      $471,665      $343,299      $111,637

-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004 the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                  $0.25         $0.19         $0.12         $0.17         $0.12         $0.07
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.48          0.51          0.78+         1.13          1.17          1.43+
Net investment income                                   2.06          1.73          1.46+         1.41          1.09          0.78+
-----------------------------------------------------------------------------------------------------------------------------------
   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
^    In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                                             CLASS C
                                                                                               ------------------------------------
                                                                                                 YEAR          YEAR         PERIOD
                                                                                                ENDED         ENDED         ENDED
                                                                                               5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                            $11.36        $10.30        $10.00
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                         $0.17         $0.13         $0.09

Net realized and unrealized gain (loss) on investments                                            0.70          1.03          0.21
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                 $0.87         $1.16         $0.30
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                      $(0.14)       $(0.10)          $--
From net realized gain on investments                                                             0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                    $(0.14)       $(0.10)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                        $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $12.09        $11.36        $10.30
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                  7.67         11.28          3.00++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                       1.10          1.11          1.10+
Net investment income                                                                             1.44          1.14          1.10+
Portfolio turnover                                                                                   0(++)         1             2
Net assets at end of period (000 Omitted)                                                     $335,759      $228,905       $59,054
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                            $0.17         $0.12         $0.06
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                       1.13          1.17          1.43+
Net investment income                                                                             1.41          1.08          0.77+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                  CLASS I                         CLASS R (FORMERLY CLASS R1)
                                                     ------------------------------------     ------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04      5/31/03**
Net asset value, beginning of period                  $11.53        $10.40        $10.00        $11.41        $10.33         $9.62
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.30         $0.24         $0.17         $0.23         $0.17         $0.06
Net realized and unrealized gain on investments         0.71          1.04          0.23          0.72          1.04          0.65
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.01         $1.28         $0.40         $0.95         $1.21         $0.71
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                            $(0.24)       $(0.15)          $--        $(0.20)       $(0.13)          $--
From net realized gain on investments                   0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.24)       $(0.15)          $--        $(0.20)       $(0.13)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.30        $11.53        $10.40        $12.16        $11.41        $10.33
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                        8.75         12.38          4.00++        8.30         11.78          7.38++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.10          0.10          0.10+         0.60          0.60          0.60+
Net investment income                                   2.46          2.17          2.10+         1.94          1.53          1.57+
Portfolio turnover                                         0(++)         1             2             0(++)         1             2
Net assets at end of period (000 Omitted)            $32,927       $23,094       $12,252       $47,477       $26,172        $1,338
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually for Class I and Class R shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1,
    2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective
    November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/
    reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                  $0.29         $0.24         $0.14         $0.23         $0.16         $0.05
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.13          0.16          0.43+         0.63          0.66          0.93+
Net investment income                                   2.43          2.11          1.77+         1.91          1.47          1.24+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
  ** For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio trunover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                         CLASS R1      CLASS R2
                                                                                                       ------------  ------------
                                                                                                          PERIOD        PERIOD
                                                                                                          ENDED         ENDED
                                                                                                         5/31/05*      5/31/05*
Net asset value, beginning of period                                                                      $12.03        $12.03
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                                   $0.01         $0.02
Net realized and unrealized gain on investments                                                             0.05          0.05
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           $0.06         $0.07
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                  $0.00+++      $0.00+++
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $12.09        $12.10
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            0.50++        0.58++
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 1.30+         1.00+
Net investment income                                                                                       0.57+         0.88+
Portfolio turnover                                                                                             0(++)         0(++)
Net assets at end of period (000 Omitted)                                                                    $52           $50
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.55% and 0.50% of average daily net assets, for Class R1 and Class R2 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                                          $0.01         $0.02
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 1.33+         1.03+
Net investment income                                                                                       0.54+         0.85+
-------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R1 and R2 shares, April 1, 2005, through May 31, 2005.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                   CLASS R3 (FORMERLY CLASS R2)
                                                                                                   ----------------------------
                                                                                                        YEAR         PERIOD
                                                                                                       ENDED         ENDED
                                                                                                      5/31/05       5/31/04*
Net asset value, beginning of period                                                                     $11.39        $10.93###
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                                  $0.20         $0.04
Net realized and unrealized gain on investments                                                            0.72          0.56
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                          $0.92         $0.60
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                               $(0.20)       $(0.14)
From net realized gain on investments                                                                      0.00+++         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                             $(0.20)       $(0.14)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                 $0.00+++        $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                           $12.11        $11.39
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                           8.03          5.52###++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                0.85          0.86+
Net investment income                                                                                      1.68          0.94+
Portfolio turnover                                                                                            0(++)         1
Net assets at end of period (000 Omitted)                                                                $2,763        $1,082
-------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually for Class R3 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                                                     $0.20         $0.04
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                0.88          0.92+
Net investment income                                                                                      1.65          0.88+
-------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R3 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
 ### The net asset value and total return previously reported as $10.94 and 5.42%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                                                                          CLASS R4      CLASS R5
                                                                                                        ------------  ------------
                                                                                                           PERIOD        PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05*      5/31/05*
Net asset value, beginning of period                                                                      $12.12        $12.12
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                                   $0.03         $0.03
Net realized and unrealized gain on investments                                                             0.05          0.06
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           $0.08         $0.09
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                  $0.00+++      $0.00+++
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $12.20        $12.21
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            0.66++        0.74++
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.50+         0.20+
Net investment income                                                                                       1.37+         1.67+
Portfolio turnover                                                                                             0(++)         0(++)
Net assets at end of period (000 Omitted)                                                                    $50           $50
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.25% and 0.20% of average daily net assets, for Class R4 and Class R5 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                                      $0.03         $0.03
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.53+         0.23+
Net investment income                                                                                       1.34+         1.64+
-------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R4 and R5 shares, April 1, 2005, through May 31, 2005.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND

                                                             CLASS 529A                                CLASS 529B
                                                  ------------------------------------     -------------------------------------
                                                    YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                   ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                  5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period               $11.42        $10.33         $9.54###     $11.33        $10.28         $9.54###
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                            $0.22         $0.17         $0.12         $0.14         $0.10         $0.07
Net realized and unrealized gain on investments      0.71          1.04          0.67          0.70          1.03          0.67
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.93         $1.21         $0.79         $0.84         $1.13         $0.74
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.19)       $(0.12)          $--        $(0.13)       $(0.08)          $--
From net realized gain on investments                0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.19)       $(0.12)          $--        $(0.13)       $(0.08)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#           $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.16        $11.42        $10.33        $12.04        $11.33        $10.28
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                  8.08         11.71          8.28###++     7.42         10.99          7.76###++
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND

SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                          0.70          0.70          0.70+         1.35          1.36          1.35+
Net investment income                                1.82          1.53          1.52+         1.18          0.86          0.86+
Portfolio turnover                                  0(++)             1             2             0(++)         1             2
Net assets at end of period (000 Omitted)         $23,623       $13,766        $4,416       $10,673        $5,481        $1,427
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                               $0.21         $0.16         $0.09         $0.14         $0.09         $0.04
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
Expenses##^                                          0.73          0.76          1.03+         1.38          1.42          1.68+
Net investment income                                1.79          1.47          1.19+         1.15          0.80          0.53+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A and 529B shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
 ### The net asset value and total return previously reported as $9.57 and 7.94% for Class 529A and $9.57 and 7.42% for Class
     529B, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) MODERATE ALLOCATION FUND
                                                                                                       CLASS 529C
                                                                                          -------------------------------------
                                                                                             YEAR           YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                         $11.33        $10.29         $9.54###
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                      $0.14         $0.10         $0.06
Net realized and unrealized gain on investments                                                0.70          1.03          0.69
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                              $0.84         $1.13         $0.75
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                   $(0.12)       $(0.09)          $--
From net realized gain on investments                                                          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                 $(0.12)       $(0.09)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                     $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $12.05        $11.33        $10.29
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                               7.42         10.94          7.86###++
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                    1.35          1.36          1.35+
Net investment income                                                                          1.19          0.87          0.84+
Portfolio turnover                                                                                0(++)         1             2
Net assets at end of period (000 Omitted)                                                   $10,547        $6,922        $2,057
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                         $0.14         $0.09         $0.04
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                    1.38          1.42          1.68+
Net investment income                                                                          1.16          0.81          0.51+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
 ### The net asset value and total return previously reported as $9.57 and 7.52% for Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                   CLASS A                                   CLASS B
                                                     ------------------------------------      ------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                  $11.94        $10.17        $10.00        $11.82        $10.11        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.22         $0.12         $0.08         $0.14         $0.05         $0.03

Net realized and unrealized gain on investments         0.91          1.73          0.09          0.89          1.70          0.08
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.13         $1.85         $0.17         $1.03         $1.75         $0.11
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.20)       $(0.08)          $--        $(0.13)       $(0.04)          $--
From net realized gain on investments                   0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.20)       $(0.08)          $--        $(0.13)       $(0.04)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.87        $11.94        $10.17        $12.72        $11.82        $10.11
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                     9.41         18.21          1.70++        8.73         17.35          1.10++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.45          0.45          0.45+         1.10          1.10          1.10+
Net investment income                                   1.79          1.07          1.00+         1.15          0.43          0.34+
Portfolio turnover                                         0(++)         0(++)         1             0(++)         0(++)         1
Net assets at end of period (000 Omitted)           $645,029      $379,702       $85,484      $461,019      $291,778       $71,154
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.22         $0.11         $0.05         $0.14         $0.04        $(0.01)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             0.49          0.53          0.86+         1.14          1.18          1.51+
Net investment income (loss)                            1.75          0.99          0.59+         1.11          0.35         (0.07)+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                   CLASS C                                   CLASS I
                                                     ------------------------------------      ------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                  $11.81        $10.11        $10.00        $11.99        $10.20        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                               $0.14         $0.05         $0.03         $0.28         $0.17         $0.11
Net realized and unrealized gain on investments         0.89          1.70          0.08          0.90          1.72          0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $1.03         $1.75         $0.11         $1.18         $1.89         $0.20
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $(0.13)       $(0.05)          $--        $(0.23)       $(0.10)          $--
From net realized gain on investments                   0.00+++         --            --          0.00+++         --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(0.13)       $(0.05)          $--        $(0.23)       $(0.10)          $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#              $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $12.71        $11.81        $10.11        $12.94        $11.99        $10.20
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                        8.72         17.32          1.10++        9.81         18.56          2.00++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             1.10          1.10          1.10+         0.10          0.10          0.10+
Net investment income                                   1.13          0.43          0.33+         2.22          1.46          1.34+
Portfolio turnover                                         0(++)         0(++)         1             0(++)         0(++)         1
Net assets at end of period (000 Omitted)           $331,896      $209,448       $40,583       $40,853       $24,930       $11,078

-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                           $0.13         $0.04        $(0.01)        $0.28         $0.16         $0.07
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                             1.14          1.18          1.51+         0.14          0.18          0.51+
Net investment income (loss)                            1.09          0.35         (0.08)+        2.18          1.38          0.93+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                                                CLASS R (FORMERLY CLASS R1)
                                                                                            ------------------------------------
                                                                                              YEAR          YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                        $11.93        $10.18         $9.32###
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                                                              $0.20         $0.10         $0.02
Net realized and unrealized gain on investments                                               0.91          1.73          0.84
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                             $1.11         $1.83         $0.86
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  $(0.19)       $(0.08)          $--
From net realized gain on investments                                                         0.00+++         --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(0.19)       $(0.08)          $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                    $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $12.85        $11.93        $10.18
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                              9.28         18.01          9.23###++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                   0.60          0.60          0.60+
Net investment income (loss)                                                                  1.62          0.88          0.72+
Portfolio turnover                                                                               0(++)         0(++)         1
Net assets at end of period (000 Omitted)                                                  $48,045       $19,172        $1,193
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually for Class R shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                   $0.20         $0.09         $0.01
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                     0.64          0.68          1.01+
Net investment income (loss)                                                                    1.58          0.80          0.31+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The net asset value and total return previously reported as $9.33 and 9.11%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                          CLASS R1      CLASS R2
                                                                                                        ------------  ------------
                                                                                                           PERIOD        PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05*      5/31/05*
Net asset value, beginning of period                                                                       $12.70        $12.70
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                                                                            $(0.00)+++     $0.00+++
Net realized and unrealized gain on investments                                                              0.01          0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                            $0.01         $0.02
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                   $0.00+++      $0.00+++
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $12.71        $12.72
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                             0.08++        0.16++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  1.30+         1.01+
Net investment income (loss)                                                                                (0.18)+        0.11+
Portfolio turnover                                                                                              0(++)         0(++)
Net assets at end of period (000 Omitted)                                                                     $50           $50
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.55% and 0.50% of average daily net assets, for Class R1 and Class R2 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                               $(0.00)+++     $0.00+++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  1.34+         1.05+
Net investment income (loss)                                                                                (0.22)+        0.07+
--------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R1 and R2 shares, April 1, 2005, through May 31, 2005.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                       CLASS R3 (FORMERLY CLASS R2)
                                                                                                        --------------------------
                                                                                                            YEAR         PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05       5/31/04*
Net asset value, beginning of period                                                                      $11.90        $11.15
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                                   $0.16         $0.05
Net realized and unrealized gain on investments                                                             0.90          0.79
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           $1.06         $0.84
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                                $(0.20)       $(0.09)
From net realized gain on investments                                                                       0.00+++         --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                              $(0.20)       $(0.09)
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                  $0.00+++        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $12.76        $11.90
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            8.91          7.52++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.85          0.83+
Net investment income                                                                                       1.35          0.78+
Portfolio turnover                                                                                             0(++)         0(++)
Net assets at end of period (000 Omitted)                                                                 $2,963            $6
--------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually for Class R3 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income per share and the ratios would have been:

Net investment income                                                                                      $0.16         $0.05
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.89          0.91+
Net investment income                                                                                       1.31          0.70+
--------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R3 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                          CLASS R4      CLASS R5
                                                                                                        ------------  ------------
                                                                                                           PERIOD        PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05*      5/31/05*
Net asset value, beginning of period                                                                       $12.84        $12.84
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                                    $0.01         $0.02
Net realized and unrealized gain on investments                                                              0.02          0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                            $0.03         $0.04
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                   $0.00+++      $0.00+++
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $12.87        $12.88
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                             0.23++        0.31++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  0.50+         0.21+
Net investment income                                                                                        0.60+         0.91+
Portfolio turnover                                                                                              0(++)         0(++)
Net assets at end of period (000 Omitted)                                                                     $50           $50
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.25% and 0.20% of average daily net assets, for Class R4 and Class R5 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income                                                                                       $0.01         $0.02
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  0.54+         0.25+
Net investment income                                                                                        0.56+         0.87+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R4 and R5 shares, April 1, 2005, through May 31, 2005.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND

                                                                CLASS 529A                                CLASS 529B
                                                   ------------------------------------      ------------------------------------

                                                     YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period               $11.90        $10.16         $9.33###     $11.77        $10.07         $9.31###
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                            $0.18         $0.09         $0.06         $0.11         $0.02         $0.01
Net realized and unrealized gain on investments      0.91          1.72          0.77          0.88          1.70          0.75
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.09         $1.81         $0.83         $0.99         $1.72         $0.76
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                         $(0.17)       $(0.07)          $--        $(0.11)       $(0.02)          $--
From net realized gain on investments                0.00+++         --            --          0.00+++         --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(0.17)       $(0.07)          $--        $(0.11)       $(0.02)          $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#           $0.00+++        $--           $--         $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.82        $11.90        $10.16        $12.65        $11.77        $10.07
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                  9.17         17.79          8.90###++     8.39         17.12          8.16###++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                          0.70          0.70          0.70+         1.35          1.35          1.35+
Net investment income                                1.48          0.81          0.74+         0.90          0.18          0.09+
Portfolio turnover                                      0(++)         0(++)         1             0(++)         0(++)         1
Net assets at end of period (000 Omitted)         $26,537       $13,802        $3,510       $19,855       $12,858        $3,623
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                        $0.18         $0.09         $0.02         $0.11         $0.01        $(0.02)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                          0.74          0.78          1.11+         1.39          1.43          1.76+
Net investment income (loss)                         1.44          0.73          0.33+         0.86          0.10         (0.32)+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A and 529B shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The net asset value and total return previously reported as $9.35 and 8.66% for Class 529A, and $9.33 and 7.93% for Class
     529B, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) GROWTH ALLOCATION FUND
                                                                                                         CLASS 529C
                                                                                            ------------------------------------
                                                                                              YEAR          YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                        $11.76        $10.08         $9.31###
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                                                     $0.11         $0.02         $0.00+++
Net realized and unrealized gain on investments                                               0.89          1.70          0.77
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                             $1.00         $1.72         $0.77
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  $(0.11)       $(0.04)          $--
From net realized gain on investments                                                         0.00+++         --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(0.11)       $(0.04)          $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                    $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $12.65        $11.76        $10.08
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                              8.48         17.05          8.27###++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                   1.35          1.35          1.35+
Net investment income                                                                         0.91          0.14          0.06+
Portfolio turnover                                                                               0(++)         0(++)         1
Net assets at end of period (000 Omitted)                                                  $10,688        $7,318        $1,760
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                 $0.11         $0.01        $(0.03)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                   1.39          1.43          1.76+
Net investment income (loss)                                                                  0.87          0.06         (0.35)+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The net asset value and total return previously reported as $9.33 and 8.04% for Class 529C, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                   CLASS A                                   CLASS B
                                                     ------------------------------------      ------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                $12.12         $9.87        $10.00        $12.01         $9.84        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                      $0.13        $(0.01)       $(0.02)        $0.05        $(0.08)       $(0.07)
Net realized and unrealized gain (loss) on
investments                                           0.96          2.26         (0.11)         0.94          2.25         (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $1.09         $2.25        $(0.13)        $0.99         $2.17        $(0.16)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.14)          $--           $--        $(0.08)          $--           $--
From net realized gain on investments                (0.00)+++        --            --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.14)          $--           $--        $(0.08)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+++        $--           $--         $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $13.07        $12.12         $9.87        $12.92        $12.01         $9.84
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                   8.98         22.80         (1.30)++       8.20         22.05         (1.60)++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                           0.45          0.45          0.45+         1.10          1.10          1.10+
Net investment income (loss)                          1.06         (0.07)        (0.24)+        0.42         (0.71)        (0.90)+
Portfolio turnover                                       1             0(++)         9             1             0(++)         9
Net assets at end of period (000 Omitted)         $293,814      $172,787       $43,541      $159,948      $103,720       $26,215
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $0.12        $(0.02)       $(0.07)        $0.04        $(0.09)       $(0.12)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                           0.54          0.55          1.09+         1.19          1.20          1.74+
Net investment income (loss)                          0.97         (0.17)        (0.88)+        0.33         (0.81)        (1.54)+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                   CLASS C                                   CLASS I
                                                     ------------------------------------      ------------------------------------
                                                       YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                      ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                     5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                $11.99         $9.83        $10.00        $12.22         $9.91        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                      $0.05        $(0.08)       $(0.07)        $0.19         $0.03         $0.01
Net realized and unrealized gain (loss) on
investments                                           0.94          2.24         (0.10)         0.95          2.28         (0.10)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.99         $2.16        $(0.17)        $1.14         $2.31        $(0.09)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.07)          $--           $--        $(0.17)          $--           $--
From net realized gain on investments                (0.00)+++        --            --         (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.07)          $--           $--        $(0.17)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#            $0.00+++        $--           $--         $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.91        $11.99         $9.83        $13.19        $12.22         $9.91
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                      8.25         21.97         (1.70)++       9.34         23.31         (0.90)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                           1.10          1.10          1.10+         0.10          0.10          0.10+
Net investment income (loss)                          0.42         (0.71)        (0.91)+        1.48          0.28          0.12+
Portfolio turnover                                       1             0(++)         9             1             0(++)         9
Net assets at end of period (000 Omitted)         $121,631       $87,253       $17,460       $37,069       $23,649        $6,058
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                         $0.04        $(0.09)       $(0.12)        $0.18         $0.02        $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                           1.19          1.20          1.74+         0.19          0.20          0.74+
Net investment income (loss)                          0.33         (0.81)        (1.55)+        1.39          0.18         (0.52)+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the commencement of the fund's investment operations, June 28, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                                CLASS R (FORMERLY CLASS R1)
                                                                                            ------------------------------------
                                                                                              YEAR          YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                        $12.11         $9.86         $8.92###
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                                                              $0.12        $(0.03)       $(0.02)
Net realized and unrealized gain on investments                                               0.95          2.28          0.96
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                             $1.07         $2.25         $0.94
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  $(0.14)          $--           $--
From net realized gain on investments                                                        (0.00)+++        --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                $(0.14)          $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                    $0.00+++        $--           $--
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $13.04        $12.11         $9.86
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                              8.82         22.82         10.54++###
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                   0.60          0.60          0.60+
Net investment income (loss)                                                                  0.96         (0.27)        (0.55)+
Portfolio turnover                                                                               1             0(++)         9
Net assets at end of period (000 Omitted)                                                  $23,713        $6,704          $741
---------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually for Class R shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                 $0.11        $(0.04)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                   0.69          0.70          1.24+
Net investment income (loss)                                                                  0.87         (0.37)        (1.19)+
---------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R shares, December 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The net asset value and total return previously reported as $8.94 and 10.29% for Class R has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

                                                                                                          CLASS R1      CLASS R2
                                                                                                        ------------  ------------
                                                                                                           PERIOD        PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05*      5/31/05*
Net asset value, beginning of period                                                                       $12.93        $12.93
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss(S)                                                                                     $(0.03)       $(0.02)
Net realized and unrealized gain on investments                                                              0.02          0.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           $(0.01)        $0.00
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                   $0.00+++      $0.00+++
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $12.92        $12.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            (0.08)++       0.00++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  1.30+         1.00+
Net investment loss                                                                                         (1.29)+       (1.00)+
Portfolio turnover                                                                                              1             1
Net assets at end of period (000 Omitted)                                                                     $50           $50
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.55% and 0.50% of average daily net assets, for Class R1 and Class R2 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment loss                                                                                        $(0.03)       $(0.02)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  1.39+         1.09+
Net investment loss                                                                                         (1.38)+       (1.09)+
----------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1 and R2 shares, April 1, 2005, through May 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                                       CLASS R3 (FORMERLY CLASS R2)
                                                                                                       ----------------------------
                                                                                                            YEAR         PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05       5/31/04*
Net asset value, beginning of period                                                                      $12.09        $11.13###
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                                                                            $0.03        $(0.02)
Net realized and unrealized gain on investments                                                             1.00          0.98
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                           $1.03         $0.96
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                                $(0.14)          $--
From net realized gain on investments                                                                      (0.00)+++        --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                              $(0.14)          $--
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                  $0.00+++        $--
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                            $12.98        $12.09
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                            8.54          8.63++###
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.85          0.83+
Net investment income (loss)                                                                                0.31         (0.33)+
Portfolio turnover                                                                                             1             0(++)

Net assets at end of period (000 Omitted)                                                                 $1,978            $5
--------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually for Class R3 shares. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1,
    2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                               $0.02        $(0.03)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                 0.94          0.93+
Net investment income (loss)                                                                                0.22         (0.43)+
--------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class R3 shares, October 31, 2003, through May 31, 2004.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 ### The net asset value and total return previously reported as $11.12 and 8.72% for Class R3 has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                                          CLASS R4      CLASS R5
                                                                                                        ------------  ------------
                                                                                                           PERIOD        PERIOD
                                                                                                           ENDED         ENDED
                                                                                                          5/31/05*      5/31/05*
Net asset value, beginning of period                                                                       $13.06        $13.06
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss(S)                                                                                     $(0.01)       $(0.00)+++
Net realized and unrealized gain on investments                                                              0.02          0.01
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                            $0.01         $0.01
--------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                                   $0.00+++      $0.00+++
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                             $13.07        $13.07
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                             0.08++        0.08++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  0.50+         0.20+
Net investment loss                                                                                         (0.50)+       (0.19)+
Portfolio turnover                                                                                              1             1
Net assets at end of period (000 Omitted)                                                                     $50           $50
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses in excess of 0.25% and 0.20% of average daily net assets, for Class R4 and Class R5 shares, respectively. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment loss                                                                                        $(0.01)       $(0.01)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                                  0.59+         0.29+
Net investment loss                                                                                         (0.59)+       (0.28)+
--------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R4 and R5 shares, April 1, 2005, through May 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
  ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                CLASS 529A                                CLASS 529B
                                                   ------------------------------------      ------------------------------------
                                                     YEAR          YEAR         PERIOD         YEAR          YEAR         PERIOD
                                                    ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                   5/31/05       5/31/04       5/31/03*      5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                 $12.10         $9.87         $9.13        $11.92         $9.79         $9.13
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                       $0.09        $(0.04)       $(0.04)        $0.02        $(0.11)       $(0.08)
Net realized and unrealized gain on investments        0.96          2.27          0.78          0.93          2.24          0.74
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $1.05         $2.23         $0.74         $0.95         $2.13         $0.66
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                           $(0.12)          $--           $--        $(0.05)          $--           $--
From net realized gain on investments                 (0.00)+++        --            --         (0.00)+++        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.12)          $--           $--        $(0.05)          $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#             $0.00+++        $--           $--         $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $13.03        $12.10         $9.87        $12.82        $11.92         $9.79
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)                                    8.66         22.59          8.11++        7.98         21.76          7.23++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                            0.70          0.70          0.70+         1.35          1.35          1.35+
Net investment income (loss)                           0.75         (0.33)        (0.50)+        0.18         (0.96)        (1.16)+
Portfolio turnover                                        1             0(++)         9             1             0(++)         9
Net assets at end of period (000 Omitted)           $22,247       $10,690        $2,552       $17,698       $12,133        $2,858
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                          $0.08        $(0.05)       $(0.08)        $0.01        $(0.12)       $(0.13)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                            0.79          0.80          1.34+         1.44          1.45          1.99+
Net investment income (loss)                           0.66         (0.43)        (1.14)+        0.09         (1.06)        (1.80)+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529A and 529B shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
 (+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                                                                                         CLASS 529C
                                                                                            ------------------------------------
                                                                                              YEAR          YEAR         PERIOD
                                                                                             ENDED         ENDED         ENDED
                                                                                            5/31/05       5/31/04       5/31/03*
Net asset value, beginning of period                                                          $11.94         $9.81         $9.13
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(S)                                                                $0.02        $(0.11)       $(0.08)
Net realized and unrealized gain on investments                                                 0.93          2.24          0.76
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                               $0.95         $2.13         $0.68
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                    $(0.06)          $--           $--
From net realized gain on investments                                                          (0.00)+++        --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                                  $(0.06)          $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital#                                                      $0.00+++        $--           $--
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $12.83        $11.94         $9.81
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                7.95         21.71          7.45++
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                     1.35          1.35          1.35+
Net investment income (loss)                                                                    0.18         (0.97)        (1.18)+
Portfolio turnover                                                                                 1             0(++)         9
Net assets at end of period (000 Omitted)                                                     $5,221        $3,087          $807
-----------------------------------------------------------------------------------------------------------------------------------

(S) MFS had contractually agreed, subject to reimbursement by the fund to MFS, to bear a portion of the fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.35% annually. To the extent that the expense reimbursement fee exceeded the fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Effective October 1, 2004, the fund entered into a similar expense arrangement without reimbursement. This new arrangement will be in effect until October 1, 2005. In addition, the investment adviser contractually waived its fee for periods prior to November 1, 2003. Effective November 1, 2003, the management fee was eliminated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of substantially all of Independent Chief Compliance Officer service fees paid to
    Tarantino LLC. To the extent actual expenses were over this limitation, and the waiver/reimbursement had not been in place, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                                                                   $0.01        $(0.12)       $(0.13)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses##^                                                                                     1.44          1.45          1.99+
Net investment income (loss)                                                                    0.09         (1.07)        (1.82)+
-----------------------------------------------------------------------------------------------------------------------------------

   * For the period from the inception of Class 529C shares, July 31, 2002, through May 31, 2003.
   + Annualized.
  ++ Not annualized.
 +++ Per share amount was less than $0.01.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect reductions from fees paid indirectly.
(++) Portfolio turnover percentage is less than 1%.
   ^ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

INVESTMENT VALUATIONS - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See the each fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME -Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the year ended May 31, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, wash sales, and distribution reclasses.

The tax character of distributions declared for the years ended May 31, 2005 and May 31, 2004 was as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATIONFUND
                                                             5/31/05              5/31/05              5/31/05              5/31/05
Distributions declared from:
  Ordinary income                                         $7,893,190          $19,390,963          $16,798,648           $4,256,262
  Long-term capital gain                                      14,202               65,378              162,925              758,106
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared                              $7,907,392          $19,456,341          $16,961,573           $5,014,368

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                             5/31/04              5/31/04              5/31/04              5/31/04
Distributions declared from:
  Ordinary income                                         $4,486,694           $7,569,517           $3,272,306                  $--
  Long-term capital gain                                         593                  615                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared                              $4,487,287           $7,570,132           $3,272,306                  $--

During the year ended May 31, 2005, the following amounts were reclassified due to differences between book and tax accounting for treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes, and distribution reclasses. This change had no effect on the net assets or net asset value per share.

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND

Increase (decrease):
Paid-in capital                                            $147,183             $762,595             $130,113             $509,584
Accumulated undistributed net realized gain (loss)
on investments                                             (149,688)            (772,777)            (130,023)          (1,180,082)
Accumulated undistributed net investment income               2,505               10,182                  (90)             670,498

As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
Undistributed ordinary income                            $3,935,522           $7,539,596           $2,782,701                  $--
Undistributed long-term capital gain                      1,007,442            6,883,045           13,462,071            5,065,291
Unrealized appreciation                                  37,103,725          141,724,712          158,357,999           82,920,530
Other temporary differences                                      --                   --                   --                 (246)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

Prior to October 1, 2004, MFS had contractually agreed, subject to reimbursement by each fund to MFS, to bear a portion of each fund's "Other Expenses", which are defined as the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that Other Expenses did not exceed 0.10% annually for Class A, Class B, Class C, Class I, and Class R shares, and 0.35% annually for Class R3, Class 529A, Class 529B, and Class 529C shares. This arrangement was effected by MFS bearing all of each fund's Other Expenses (exclusive of Class R3 administrative service fees in the case of the Class R3 shares and tuition program manager fees in the case of the 529 share classes) during each fund's fiscal year and the fund paying MFS an expense reimbursement fee not greater than 0.10% of average daily net assets for Class A, Class B, Class C, Class I, and Class R, and 0.35% of average daily net assets for Class R3, Class 529A, Class 529B, and Class 529C. To the extent that the expense reimbursement fee exceeded each fund's actual expenses, the excess was applied to unreimbursed amounts paid by MFS under the agreement. This reimbursement agreement was terminated on September 30, 2004. Each fund will not be required to reimburse MFS for the following unreimbursed expenses:

                                                                     AGGREGATE
                                                                  UNREIMBURSED
                                                                      EXPENSES

MFS Conservative Allocation Fund                                      $342,420
MFS Moderate Allocation Fund                                           515,488
MFS Growth Allocation Fund                                             750,531
MFS Aggressive Growth Allocation Fund                                  465,318

Effective October 1, 2004, each fund entered into a similar expense arrangement without reimbursement. With the new arrangement the investment adviser has contractually agreed to pay the fund's Other Expenses, such that the fund's Other Expenses do not exceed 0.10% annually for Class A, Class B, Class C, Class I, and Class R shares, 0.55% annually for Class R1 shares, 0.50% annually for Class R2 shares, 0.35% annually for Class R3, Class 529A, Class 529B, and Class 529C shares, 0.25% annually for Class R4 shares, and 0.20% annually for Class R5 shares. This is reflected as a reduction of expenses in the Statement of Operations. This new arrangement will be in effect until October 1, 2005.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Each fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Each fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Each fund paid MFS an administrative fee up to the following annual percentage rates of each fund's average daily net assets:

                                             BEGINNING OF
                                            PERIOD THROUGH
EFFECTIVE DATE                                 2/28/05                 3/01/05
First $2 billion                               0.01120%                0.01626%
Next $2.5 billion                              0.00832%                0.01206%
Next $2.5 billion                              0.00032%                0.00056%
In excess of $7 billion                        0.00000%                0.00000%

For the year ended May 31, 2005, each fund paid MFS the following amounts and percentages of average daily net assets, to partially reimburse MFS for the costs of providing administrative services:

                                                                  PERCENTAGE OF
                                               ADMINISTRATIVE     AVERAGE DAILY
                                                          FEE        NET ASSETS
MFS Conservative Allocation Fund                      $44,190          0.00905%
MFS Moderate Allocation Fund                          121,023          0.00916%
MFS Growth Allocation Fund                            117,635          0.00928%
MFS Aggressive Growth Allocation Fund                  51,275          0.00928%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to Class R1, Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. Effective April 1, 2005, each fund pays an annual plan administration and service fee in an amount up to 0.45%, 0.40%, 0.25%, 0.15%, and 0.10% solely from the assets of Class R1,
Class R2, Class R3 (formerly Class R2), Class R4, and Class R5 shares, respectively, to MFS for the provision of these services. Prior to April 1, 2005, each fund paid an annual 0.25% plan administration and service fee solely from the assets of Class R3 (formerly Class R2) shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts for the year ended May 31, 2005, as its portion of the sales charge on sales of Class A and Class 529A shares of each fund.

MFS CONSERVATIVE ALLOCATION FUND
Class A                                              $348,948
Class 529A                                            $21,687

MFS MODERATE ALLOCATION FUND
Class A                                              $968,657
Class 529A                                            $62,950

MFS GROWTH ALLOCATION FUND
Class A                                              $998,242
Class 529A                                            $67,642

MFS AGGRESSIVE GROWTH ALLOCATION FUND
Class A                                              $300,452
Class 529A                                            $70,043

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R (formerly Class R1), Class R1, Class R2, Class R3 (formerly Class R2), Class R4, Class 529A, Class 529B, and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes as compensation for services provided by MFD and financial intermediaries in connection with the distribution and servicing of its shares. One component of the plan is a distribution fee and another is a service fee paid by MFD to financial intermediaries that enter into sales or service agreements with MFD or its affiliates based on the average daily net assets of accounts attributable to such intermediaries. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                CLASS A        CLASS B        CLASS C        CLASS R       CLASS R1
Distribution Fee                                  0.10%          0.75%          0.75%          0.25%          0.50%
Service Fee                                       0.25%          0.25%          0.25%          0.25%          0.25%

------------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                           0.35%          1.00%          1.00%          0.50%          0.75%

                                               CLASS R2       CLASS R3       CLASS R4     CLASS 529A     CLASS 529B     CLASS529C
Distribution Fee                                  0.25%          0.25%          0.00%          0.25%          0.75%          0.75%
Service Fee                                       0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
----------------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                           0.50%          0.50%          0.25%          0.50%          1.00%          1.00%

MFD may retain all or a portion of the service fee, including for accounts for which there is no financial intermediary of record. Service fees retained by MFD for the year ended May 31, 2005 amounted to:

                                                                        SERVICE FEE RETAINED BY MFD
                                             --------------------------------------------------------------------------------------
                                                 CLASS A        CLASS B        CLASS C        CLASS R       CLASS R1       CLASS R2
MFS Conservative Allocation Fund                 $15,770           $181           $194             $0             $0          $0
MFS Moderate Allocation Fund                      24,637            432          1,757              2              0           0
MFS Growth Allocation Fund                        16,098            239            366              3              0           0
MFS Aggressive Growth Allocation Fund             20,760            321            136              3              0           0

                                                                        SERVICE FEE RETAINED BY MFD
                                             --------------------------------------------------------------------------------------
                                                CLASS R3       CLASS R4     CLASS 529A     CLASS 529B     CLASS 529C
MFS Conservative Allocation Fund                      $0             $0           $596            $47           $650
MFS Moderate Allocation Fund                          27              0          1,971            103             75
MFS Growth Allocation Fund                            21              0          1,955             59            183
MFS Aggressive Growth Allocation Fund                 28              0          3,632             90            119

Fees incurred under the distribution plan during the year ended May 31, 2005, were as follows:

                                                 CLASS A        CLASS B        CLASS C        CLASS R       CLASS R1
Effective Annual Percentage Rates                  0.35%          1.00%          1.00%          0.50%          0.75%

                                                CLASS R2       CLASS R3       CLASS R4     CLASS 529A     CLASS 529B     CLASS 529C
Effective Annual Percentage Rates                  0.50%          0.50%          0.25%          0.35%          1.00%          1.00%

Payment of the 0.15% per annum portion of each fund's Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the Trust may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and Class 529C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended May 31, 2005 were as follows:

                                                     CLASS A        CLASS B        CLASS C     CLASS 529B     CLASS 529C
MFS Conservative Allocation Fund                      $6,308       $350,569        $43,938         $4,396           $346
MFS Moderate Allocation Fund                          20,995        800,330         94,892          8,442            455
MFS Growth Allocation Fund                            20,698        626,091         77,988          8,331            339
MFS Aggressive Growth Allocation Fund                 15,092        218,713         38,758          8,847            733

Each fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from each fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD, or a third party which contracts with MFD, provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the Board of Trustees that oversees each fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, is reimbursed by each fund for shareholder out-of-pocket and subaccounting expenses. For the year ended May 31, 2005, such expenses amounted to:

MFS Conservative Allocation Fund                     $169,475
MFS Moderate Allocation Fund                          428,075
MFS Growth Allocation Fund                            500,707
MFS Aggressive Growth Allocation Fund                 269,298

Also included in shareholder servicing costs are expenses made to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds (excluding the MFS Money Market Fund) were as follows:

                                                                  MFS AGGRESSIVE
          MFS CONSERVATIVE      MFS MODERATE        MFS GROWTH            GROWTH
           ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND

Purchases     $138,512,261      $449,692,593      $556,353,374      $234,613,354
--------------------------------------------------------------------------------
Sales           $4,326,060        $1,844,450          $157,882        $4,762,711
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                                                                                     MFS AGGRESSIVE
                                                    MFS CONSERVATIVE         MFS MODERATE           MFS GROWTH               GROWTH
                                                     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND      ALLOCATIONFUND
Aggregate cost                                         $522,067,663       $1,436,895,774       $1,430,253,509         $600,969,819
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation                           $43,448,447         $146,402,142         $159,904,051          $82,920,530

Gross unrealized depreciation                            (6,344,722)          (4,677,430)          (1,546,052)                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)              $37,103,725         $141,724,712         $158,357,999          $82,920,530

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                          MFS CONSERVATIVE              MFS MODERATE                  MFS GROWTH            MFS AGGRESSIVE GROWTH
                          ALLOCATION FUND              ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
CLASS A SHARES
YEAR ENDED 5/31/05     SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold           9,976,706   $111,633,747    26,169,398   $312,609,594   26,938,189   $337,924,578   13,271,834   $168,137,530
Shares issued to
shareholders in
reinvestment of
distributions           293,278      3,343,367       708,573      8,722,530      576,559      7,558,701      187,770      2,527,387
Shares reacquired    (4,696,453)   (52,685,355)  (10,539,954)  (125,957,872)  (9,204,606)  (115,739,243)  (5,233,266)   (66,357,082)
------------------------------------------------------------------------------------------------------------------------------------
Net change            5,573,531    $62,291,759    16,338,017   $195,374,252   18,310,142   $229,744,036    8,226,338   $104,307,835

YEAR ENDED 5/31/04
Shares sold          12,688,249   $135,967,429    30,963,222   $343,737,385   30,426,755   $350,375,008   12,852,065   $147,494,365
Shares issued to
shareholders in
reinvestment of
distributions           163,891      1,771,665       286,252      3,231,814      126,030      1,472,027           --             --
Shares reacquired    (4,310,228)   (46,562,405)   (7,073,532)   (79,352,251)  (7,151,313)   (84,190,560)  (3,011,896)   (34,769,532)
------------------------------------------------------------------------------------------------------------------------------------
Net change            8,541,912    $91,176,689    24,175,942   $267,616,948   23,401,472   $267,656,475    9,840,169   $112,724,833

CLASS B SHARES
YEAR ENDED 5/31/05

Shares sold           4,641,594    $51,418,976    13,652,836   $160,866,215   15,661,221   $193,212,129    5,734,119    $71,582,515
Shares issued to
shareholders in
reinvestment of
distributions           158,050      1,790,673       369,766      4,525,919      301,421      3,915,326       58,413        779,015
Shares reacquired    (2,747,974)   (30,552,593)   (5,253,668)   (62,014,208)  (4,402,538)   (54,558,382)  (2,052,136)   (25,626,705)
------------------------------------------------------------------------------------------------------------------------------------
Net change            2,051,670    $22,657,056     8,768,934   $103,377,926   11,560,104   $142,569,073    3,740,396    $46,734,825

YEAR ENDED 5/31/04
Shares sold           8,367,645    $89,027,583    21,974,531   $241,708,405   19,538,686   $220,497,675    6,999,096    $79,516,147
Shares issued to
shareholders in
reinvestment of
distributions           106,285      1,142,564       170,459      1,916,512       58,081        673,145           --             --
Shares reacquired    (2,191,734)   (23,378,475)   (2,774,732)   (30,861,521)  (1,952,635)   (22,519,889)  (1,024,569)   (11,806,872)
------------------------------------------------------------------------------------------------------------------------------------
Net change            6,282,196    $66,791,672    19,370,258   $212,763,396   17,644,132   $198,650,931    5,974,527    $67,709,275

CLASS C SHARES
YEAR ENDED 5/31/05

Shares sold           4,242,259    $47,037,942    11,306,949   $133,626,397   11,540,469   $143,073,766    4,203,855    $52,535,373
Shares issued to
shareholders in
reinvestment of
distributions            92,408      1,046,062       194,180      2,374,826      160,812      2,087,347       33,525        446,893
Shares reacquired    (2,032,324)   (22,604,052)   (3,890,231)   (45,912,613)  (3,325,687)   (41,117,558)  (2,094,106)   (26,130,836)
------------------------------------------------------------------------------------------------------------------------------------
Net change            2,302,343    $25,479,952     7,610,898    $90,088,610    8,375,594   $104,043,555    2,143,274    $26,851,430

YEAR ENDED 5/31/04
Shares sold           6,319,370    $67,210,967    16,017,616   $175,991,467   15,031,681   $169,602,827    6,429,469    $72,690,211
Shares issued to
shareholders in
reinvestment of
distributions            62,194        668,586        91,958      1,032,696       37,317        432,490           --             --
Shares reacquired    (1,248,588)   (13,398,146)   (1,686,319)   (18,837,021)  (1,353,698)   (15,583,367)    (930,794)   (10,592,703)
------------------------------------------------------------------------------------------------------------------------------------
Net change            5,132,976    $54,481,407    14,423,255   $158,187,142   13,715,300   $154,451,950    5,498,675    $62,097,508

                          MFS CONSERVATIVE              MFS MODERATE                  MFS GROWTH            MFS AGGRESSIVE GROWTH
                          ALLOCATION FUND              ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
CLASS I SHARES
YEAR ENDED 5/31/05     SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold             764,806     $8,620,684     1,337,907    $16,031,564    1,722,787    $21,516,637    1,659,711    $21,013,481
Shares issued to
shareholders in
reinvestment of
distributions            24,125        276,214        49,101        608,357       51,923        683,293       34,192        463,650
Shares reacquired      (395,942)    (4,476,978)     (714,075)    (8,615,027)    (697,055)    (8,834,861)    (818,758)   (10,461,615)
------------------------------------------------------------------------------------------------------------------------------------
Net change              392,989     $4,419,920       672,933     $8,024,894    1,077,655    $13,365,069      875,145    $11,015,516

YEAR ENDED 5/31/04
Shares sold             610,867     $6,615,402     1,431,016    $15,919,301    1,424,508    $16,014,267    1,792,971    $20,598,544
Shares issued to
shareholders in
reinvestment of
distributions            13,250        143,767        23,006        261,340       14,665        171,728           --             --
Shares reacquired      (455,724)    (4,906,709)     (628,968)    (7,015,335)    (446,340)    (5,057,219)    (469,007)    (5,391,039)
------------------------------------------------------------------------------------------------------------------------------------
Net change              168,393     $1,852,460       825,054     $9,165,306      992,833    $11,128,776    1,323,964    $15,207,505

CLASS R SHARES (FORMERLY CLASS R1)
YEAR ENDED 5/31/05

Shares sold             878,787     $9,847,965     2,274,346    $26,911,733    2,608,269    $32,536,180    1,690,379    $21,129,004
Shares issued to
shareholders in
reinvestment of
distributions            14,655        166,488        41,796        512,834       37,255        487,666       13,375        179,630
Shares reacquired      (304,685)    (3,386,601)     (703,988)    (8,358,563)    (512,976)    (6,400,556)    (438,754)    (5,479,298)
------------------------------------------------------------------------------------------------------------------------------------
Net change              588,757     $6,627,852     1,612,154    $19,066,004    2,132,548    $26,623,290    1,265,000    $15,829,336

YEAR ENDED 5/31/04
Shares sold             857,236     $9,133,885     3,633,442    $40,916,134    1,673,147    $19,192,147      610,048     $7,069,182
Shares issued to
shareholders in
reinvestment of
distributions             7,078         76,300         8,270         93,200        4,656         54,339           --             --
Shares reacquired      (333,973)    (3,574,925)   (1,477,488)   (16,746,437)    (187,570)    (2,174,879)    (131,540)    (1,526,584)
------------------------------------------------------------------------------------------------------------------------------------
Net change              530,341     $5,635,260     2,164,224    $24,262,897    1,490,233    $17,071,607      478,508     $5,542,598

CLASS R1** SHARES
YEAR ENDED 5/31/05

Shares sold               4,452        $50,000         4,320        $51,970        3,937        $50,000        3,867        $50,000
Shares issued to
shareholders in
reinvestment of
distributions                --             --            --             --           --             --           --             --
Shares reacquired            --             --            --             --           --             --           --              --
------------------------------------------------------------------------------------------------------------------------------------
Net change                4,452        $50,000         4,320        $51,970        3,937        $50,000        3,867        $50,000

CLASS R2** SHARES
YEAR ENDED 5/31/05

Shares sold               4,452        $50,000         4,156        $50,000        3,937        $50,000        3,867        $50,000
Shares issued to
shareholders in
reinvestment of
distributions                --             --            --             --           --             --           --             --
Shares reacquired            --             --            --             --           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net change                4,452        $50,000         4,156        $50,000        3,937        $50,000        3,867        $50,000

                          MFS CONSERVATIVE              MFS MODERATE                  MFS GROWTH            MFS AGGRESSIVE GROWTH
                          ALLOCATION FUND              ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND
CLASS R3 SHARES (FORMERLY CLASS R2)
YEAR ENDED 5/31/05     SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold              30,269       $337,371       267,112     $3,135,168      242,076     $3,005,228      158,334     $2,004,171
Shares issued to
shareholders in
reinvestment of
distributions               218          2,452         2,630         32,166        1,738         22,638          411          5,504
Shares reacquired        (2,466)       (28,006)     (136,520)    (1,607,068)     (12,261)      (155,361)      (6,825)       (87,171)
------------------------------------------------------------------------------------------------------------------------------------
Net change               28,021       $311,817       133,222     $1,560,266      231,553     $2,872,505      151,920     $1,922,504

PERIOD ENDED 5/31/04*
Shares sold               1,153        $12,485        96,118     $1,115,505      537.876         $6,062          451         $5,020
Shares issued to
shareholders in
reinvestment of
distributions                 8             90             6             65        3.360             39           --             --
Shares reacquired            --             --        (1,165)       (13,187)          --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net change                1,161        $12,575        94,959     $1,102,383      541.236         $6,101          451         $5,020

CLASS R4** SHARES
YEAR ENDED 5/31/05

Shares sold               4,417        $50,000         4,126        $50,000        3,894        $50,000        3,828        $50,000
Shares issued to
shareholders in
reinvestment of
distributions                --             --            --             --           --             --           --             --
Shares reacquired            --             --            --             --           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net change                4,417        $50,000         4,126        $50,000        3,894        $50,000        3,828        $50,000

CLASS R5** SHARES
YEAR ENDED 5/31/05

Shares sold               4,417        $50,000         4,125        $50,000        3,894        $50,000        3,829        $50,000
Shares issued to
shareholders in
reinvestment of
distributions                --             --            --             --           --             --           --             --
Shares reacquired            --             --            --             --           --             --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net change                4,417        $50,000         4,125        $50,000        3,894        $50,000        3,829        $50,000

CLASS 529A SHARES
YEAR ENDED 5/31/05

Shares sold             643,464     $7,209,665     1,088,768    $12,946,260    1,172,705    $14,722,081      999,339    $12,752,583
Shares issued to
shareholders in
reinvestment of
distributions            13,631        155,113        23,334        286,545       20,037        261,881       11,391        152,816
Shares reacquired      (111,883)    (1,251,403)     (375,514)    (4,430,081)    (282,543)    (3,481,895)    (187,257)    (2,358,476)
------------------------------------------------------------------------------------------------------------------------------------
Net change              545,212     $6,113,375       736,588     $8,802,724      910,199    $11,502,067      823,473    $10,546,923

YEAR ENDED 5/31/04
Shares sold             362,582     $3,910,090       931,946    $10,396,861      901,887    $10,352,380      728,529     $8,397,821
Shares issued to
shareholders in
reinvestment of
distributions             6,202         66,978         8,965        101,121        4,312         50,233           --             --
Shares reacquired       (72,822)      (784,537)     (162,569)    (1,845,424)     (91,770)    (1,071,214)    (103,426)    (1,199,968)
------------------------------------------------------------------------------------------------------------------------------------
Net change              295,962     $3,192,531       778,342     $8,652,558      814,429     $9,331,399      625,103     $7,197,853

                          MFS CONSERVATIVE              MFS MODERATE                  MFS GROWTH            MFS AGGRESSIVE GROWTH
                          ALLOCATION FUND              ALLOCATION FUND             ALLOCATION FUND             ALLOCATION FUND

CLASS 529B SHARES
YEAR ENDED 5/31/05     SHARES        AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold              35,370       $391,348       443,467     $5,185,787      731,191     $8,940,525      621,241     $7,683,006
Shares issued to
shareholders in
reinvestment of
distributions             1,399         15,814         7,392         90,079       11,519        148,941        4,972         65,882
Shares reacquired       (16,418)      (178,222)      (48,344)      (564,596)    (266,116)    (3,242,733)    (263,248)    (3,212,168)
------------------------------------------------------------------------------------------------------------------------------------
Net increase             20,351       $228,940       402,515     $4,711,270      476,594     $5,846,733      362,965     $4,536,720

YEAR ENDED 5/31/04
Shares sold              67,424       $711,798       365,090     $4,047,398      871,910     $9,810,387      809,901     $9,119,073
Shares issued to
shareholders in
reinvestment of
distributions             1,125         12,077         2,075         23,273        1,580         18,252           --             --
Shares reacquired       (29,193)      (309,055)      (22,174)      (244,549)    (140,453)    (1,607,244)     (83,730)      (976,228)
------------------------------------------------------------------------------------------------------------------------------------
Net increase             39,356       $414,820       344,991     $3,826,122      733,037     $8,221,395      726,171     $8,142,845

CLASS 529C SHARES
YEAR ENDED 5/31/05

Shares sold             317,856     $3,513,253       456,613     $5,384,508      328,553     $4,044,056      187,509     $2,334,475
Shares issued to
shareholders in
reinvestment of
distributions             6,536         73,794         7,630         92,666        6,527         84,396        1,653         21,934
Shares reacquired      (101,850)    (1,126,470)     (200,139)    (2,357,129)    (112,307)    (1,388,305)     (40,835)      (504,829)
------------------------------------------------------------------------------------------------------------------------------------
Net increase            222,542     $2,460,577       264,104     $3,120,045      222,773     $2,740,147      148,327     $1,851,580

YEAR ENDED 5/31/04
Shares sold             320,213     $3,419,672       483,031     $5,340,993      471,542     $5,357,544      200,181     $2,273,274
Shares issued to
shareholders in
reinvestment of
distributions             3,757         40,270         3,314         37,184        1,338         15,455           --             --
Shares reacquired       (29,280)      (316,235)      (75,397)      (841,748)     (25,301)      (282,177)     (23,919)      (278,421)
------------------------------------------------------------------------------------------------------------------------------------
Net increase            294,690     $3,143,707       410,948     $4,536,429      447,579     $5,090,822      176,262     $1,994,853

 * For the period from the inception of Class R3 shares, October 31, 2003 through May 31, 2004.
** For the period from the inception of Class R1, R2, R4 and R5 shares, April 1, 2005 through May 31, 2005.

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the year ended May 31, 2005, and included in miscellaneous expense was as follows:

                                                                COMMITMENT FEE

MFS Conservative Allocation Fund                                        $3,551
MFS Moderate Allocation Fund                                             9,475
MFS Growth Allocation Fund                                              10,551
MFS Aggressive Growth
Allocation Fund                                                          3,573

Each fund had no significant borrowings during the year.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each fund's transactions in the securities of these issuers during the year ended
May 31, 2005, is set forth below:

MFS CONSERVATIVE ALLOCATION FUND

                                                                BEGINNING         ACQUISITIONS      DISPOSITIONS            ENDING
AFFILIATE                                                    SHARE AMOUNT        SHARES AMOUNT     SHARES AMOUNT      SHARE AMOUNT
MFS Intermediate Investment Grade Bond Fund                     5,990,428            2,308,663            22,481         8,276,610
MFS Limited Maturity Fund                                      12,170,793            5,033,708            26,949        17,177,552
MFS Money Market Fund                                          40,158,804           15,416,549            57,971        55,517,382

                                                                                  CAPITAL GAIN
                                                                 REALIZED   DISTRIBUTIONS FROM          DIVIDEND            ENDING
AFFILIATE                                                     GAIN (LOSS)     UNDERLYING FUNDS            INCOME             VALUE
MFS Intermediate Investment Grade Bond Fund                     $(12,326)                  $--        $3,341,918       $83,676,523
MFS Limited Maturity Fund                                         (9,568)                   --         4,231,446       111,310,540
MFS Money Market Fund                                                 --                    --           812,694        55,517,382
----------------------------------------------------------------------------------------------------------------------------------
                                                                $(21,894)                   --        $8,386,058      $250,504,445

MFS MODERATE ALLOCATION FUND
                                                                BEGINNING         ACQUISITIONS      DISPOSITIONS            ENDING
AFFILIATE                                                    SHARE AMOUNT        SHARES AMOUNT     SHARES AMOUNT      SHARE AMOUNT
MFS Government Securities Fund                                 11,061,526            5,141,141                --        16,202,667
MFS High Income Fund                                           13,944,505            6,802,941             4,612        20,742,834
MFS Intermediate Investment Grade Bond Fund                    10,446,349            5,129,610                --        15,575,959
MFS Mid Cap Value Fund                                          4,146,995            1,797,071            23,227         5,920,839
MFS Money Market Fund                                          52,508,925           25,853,495                --        78,362,420
MFS Research Bond Fund                                         10,289,099            4,894,728                --        15,183,827
MFS Research Fund                                               8,745,323            2,972,396            10,397        11,707,322
MFS Research International Fund                                 7,491,650            2,582,630            45,386        10,028,894
MFS Strategic Growth Fund                                       5,909,878            2,553,053            17,634         8,445,297

                                                                                  CAPITAL GAIN
                                                                 REALIZED   DISTRIBUTIONS FROM          DIVIDEND            ENDING
AFFILIATE                                                     GAIN (LOSS)     UNDERLYING FUNDS            INCOME             VALUE
MFS Government Securities Fund                                       $--                   $--        $5,532,990      $157,489,924
MFS High Income Fund                                                (878)                   --         5,098,359        79,859,912
MFS Intermediate Investment Grade Bond Fund                           --                    --         6,043,892       157,472,946
MFS Mid Cap Value Fund                                               754             1,773,102         3,968,322        79,457,659
MFS Money Market Fund                                                 --                    --         1,112,296        78,362,420
MFS Research Bond Fund                                                --               153,528         6,903,877       157,759,960
MFS Research Fund                                                   6,960                   --         1,026,956       236,839,118
MFS Research International Fund                                   (3,857)            5,713,369         1,061,338       156,049,601
MFS Strategic Growth Fund                                         (6,074)                   --                --       159,616,112
----------------------------------------------------------------------------------------------------------------------------------
                                                                 $(3,095)           $7,639,999       $30,748,030    $1,262,907,652

MFS GROWTH ALLOCATION FUND
                                                                BEGINNING         ACQUISITIONS      DISPOSITIONS            ENDING
AFFILIATE                                                    SHARE AMOUNT        SHARES AMOUNT     SHARES AMOUNT      SHARE AMOUNT
MFS Government Securities Fund                                  5,002,205            3,157,663                --        $8,159,868
MFS High Income Fund                                           12,598,637            8,196,806                --        20,795,443
MFS Mid Cap Growth Fund                                        11,416,537            7,420,748             5,149        18,832,136
MFS Mid Cap Value Fund                                          7,386,289            4,476,948               710        11,862,527
MFS Research Bond Fund                                          9,303,809            5,984,558                --        15,288,367
MFS Research Fund                                               5,232,913            2,581,755             1,216         7,813,452
MFS Research International Fund                                 9,992,752            5,148,997             1,398        15,140,351
MFS Strategic Growth Fund                                       7,941,706            4,740,151             2,389        12,679,468

                                                                                  CAPITAL GAIN
                                                                 REALIZED   DISTRIBUTIONS FROM          DIVIDEND            ENDING
AFFILIATE                                                     GAIN (LOSS)     UNDERLYING FUNDS            INCOME             VALUE
MFS Government Securities Fund                                       $--                   $--        $2,663,730       $79,313,917
MFS High Income Fund                                                  --                    --         4,900,732        80,062,456
MFS Mid Cap Growth Fund                                           (1,931)                   --                --       160,449,796
MFS Mid Cap Value Fund                                               142             3,428,244         7,672,641       159,195,119
MFS Research Bond Fund                                                --               148,621         6,645,416       158,846,135
MFS Research Fund                                                   (353)                   --           659,703       158,066,127
MFS Research International Fund                                      205             8,256,549         1,533,770       235,583,869
MFS Strategic Growth Fund                                         (3,083)                   --                --       239,641,939
----------------------------------------------------------------------------------------------------------------------------------
                                                                 $(5,020)          $11,833,414       $24,075,992    $1,271,159,358

MFS AGGRESSIVE GROWTH ALLOCATION FUND

                                                                BEGINNING         ACQUISITIONS      DISPOSITIONS            ENDING
AFFILIATE                                                    SHARE AMOUNT        SHARES AMOUNT     SHARES AMOUNT      SHARE AMOUNT
MFS Mid Cap Growth Fund                                         7,461,764            4,761,622            74,313        12,149,073
MFS Mid Cap Value Fund                                          4,845,150            2,854,974            31,067         7,669,057
MFS Strategic Growth Fund                                       4,649,870            2,660,757            33,737         7,276,890

                                                                                  CAPITAL GAIN
                                                                 REALIZED   DISTRIBUTIONS FROM          DIVIDEND            ENDING
AFFILIATE                                                     GAIN (LOSS)     UNDERLYING FUNDS            INCOME             VALUE
MFS Mid Cap Growth Fund                                         $(46,275)                  $--               $--      $103,510,101
MFS Mid Cap Value Fund                                           (18,430)            2,253,560         5,043,619       102,918,743
MFS Strategic Growth Fund                                        (36,764)                   --                --       137,533,212
----------------------------------------------------------------------------------------------------------------------------------
                                                               $(101,469)           $2,253,560        $5,043,619      $343,962,056

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial intermediaries who support the sale of MFS fund shares. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. The final distribution plan was approved by the SEC on January 21, 2005, and the affected MFS funds received the payment on February 16, 2005.

In addition, in February 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer and former President also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. These individuals have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as ERISA actions by participants in certain retirement plan accounts on behalf of those accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The market timing cases related to the MFS complex are Riggs v. MFS et al., Case No. 04-cv-01162-JFM (direct), Hammerslough v. MFS et al., Case No. 04-md-01620 (derivative) and Anita Walker v. MFS et al., Case No. 1:04-CV-01758 (ERISA). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Two lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584
(GAO) (a consolidated action) and Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters (ii) received excessive compensation as fiduciaries to the MFS funds, or (iii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. In February, March, and April 2005, the defendants filed separate motions to dismiss all claims of the various lawsuits. The parties continue to brief the issues for the courts and various hearing dates have been scheduled. Additional lawsuits based on similar allegations may be filed in the future.

On March 21, 2005, a class action complaint alleging breach of contract was filed in Massachusetts state court on behalf of Brian Reaves and other Class B shareholders in certain MFS Series Trusts and Funds. (Reaves v. MFS Series Trust I, et al, Mass.Super.Ct., C.A. No. 05-1094). Plaintiffs alleged that the named MFS Series Trusts and Funds breached their contract with Plaintiffs by
(i) engaging in alleged misconduct, including market timing, (ii) failing to act in the best interests of the Class B shareholders, and (iii) by engaging in unfair and deceptive trade practices in the performance of contractual duties. In relief, Plaintiffs generally seek damages and equitable relief, including the rescission of fees already paid when Plaintiffs sold Class B shares and injunctive relief preventing the named MFS Series Trusts and Funds from charging fees on the Plaintiffs future sale of Class B shares and attorney's fees and costs. The Reaves lawsuit is subject to a conditional transfer order dated May 6, 2005 that would consolidate and transfer the case to the multi-district litigation in the District of Maryland (In re Mutual Funds Investment Litigation; see above). Plaintiffs have given notice of their opposition to transfer, and the parties will be submitting briefs to the multi-district panel in June of 2005.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and distributed $50 million to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust X and Shareholders of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund:

We have audited the accompanying statements of assets and liabilities of MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund (the Funds) (four of the portfolios comprising MFS Series Trust X), including the portfolios of investments, as of May 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the Funds' custodian and the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at May 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts
July 12, 2005

RESULTS OF SHAREHOLDER MEETING (unaudited) - 5/31/05

At a special meeting of shareholders of MFS Series Trust X, which was held on March 23, 2005, the following actions were taken:

ITEM 1. To elect a Board of Trustees:

                                             NUMBER OF DOLLARS
                        --------------------------------------------------------
NOMINEE                     AFFIRMATIVE     WITHHOLD AUTHORITY  BROKER NON-VOTES

Lawrence H. Cohn, M.D.  $4,226,686,155.67     $63,668,415.20          $--
--------------------------------------------------------------------------------
David H. Gunning         4,230,447,987.84      59,906,583.02          0.01
--------------------------------------------------------------------------------
William R. Gutow         4,228,290,921.34      62,063,649.53           --
--------------------------------------------------------------------------------
Michael Hegarty          4,229,980,410.55      60,374,160.32           --
--------------------------------------------------------------------------------
J. Atwood Ives           4,228,064,781.48      62,289,789.39           --
--------------------------------------------------------------------------------
Amy B. Lane              4,230,079,716.86      60,274,854.01           --
--------------------------------------------------------------------------------
Robert J. Manning        4,231,244,662.74      59,109,908.13           --
--------------------------------------------------------------------------------
Lawrence T. Perera       4,228,117,771.46      62,236,799.41           --
--------------------------------------------------------------------------------
Robert C. Pozen          4,230,758,874.85      59,595,696.02           --
--------------------------------------------------------------------------------
J. Dale Sherratt         4,228,845,182.78      61,509,388.09           --
--------------------------------------------------------------------------------
Laurie J. Thomsen        4,230,576,927.68      59,777,643.19           --
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of July 1, 2005, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

                                                  TRUSTEE/
                          POSITION(s) HELD        OFFICER                 PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS &
NAME, DATE OF BIRTH           WITH FUND           SINCE(1)                              OTHER DIRECTORSHIPS(2)
-------------------       ----------------        --------     --------------------------------------------------------------------
INTERESTED TRUSTEES

Robert J. Manning(3)    Trustee and President  February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                President, Chief Investment Officer and Director

Robert C. Pozen(3)      Trustee                February 2004   Massachusetts Financial Services Company, Chairman (since February
(born 08/08/46)                                                2004); Harvard Law School (education), John Olin Visiting Professor
                                                                (since July 2002); Secretary of Economic Affairs, The Commonwealth
                                                                of Massachusetts (January 2002 to December 2002); Fidelity
                                                                Investments, Vice Chairman (June 2000 to December 2001); Fidelity
                                                                Management & Research Company (investment adviser), President
                                                                (March 1997 to July 2001); Bell Canada Enterprises
                                                                (telecommunications), Director; Medtronic, Inc. (medical
                                                                technology), Director; Telesat (satellite communications),
                                                                Director

INDEPENDENT TRUSTEES
J. Atwood Ives          Trustee and Chair of   February 1992   Private investor; Eastern Enterprises (diversified services company),
(born 05/01/36)         Trustees                               Chairman, Trustee and Chief Executive Officer (until November 2000)

Lawrence H. Cohn, M.D.  Trustee                August 1993     Brigham and Women's Hospital, Chief of Cardiac Surgery; Harvard
(born 03/11/37)                                                Medical School, Professor of Surgery

David H. Gunning        Trustee                January 2004    Cleveland-Cliffs Inc. (mining products and service provider), Vice
(born 05/30/42)                                                Chairman/Director (since April 2001); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln
                                                               Electric Holdings, Inc. (welding equipment manufacturer), Director

William R. Gutow        Trustee                December 1993   Private investor and real estate consultant; Capitol Entertainment
(born 09/27/41)                                                Management Company (video franchise), Vice Chairman

Michael Hegarty         Trustee                December 2004   Retired; AXA Financial (financial services and insurance), Vice
(born 12/21/44)                                                Chairman and Chief Operating Officer (until May 2001); The Equitable
                                                               Life Assurance Society (insurance), President and Chief Operating
                                                               Officer (until May 2001)

Amy B. Lane             Trustee                January 2004    Retired; Merrill Lynch & Co., Inc., Managing Director, Investment
(born 02/08/53)                                                Banking Group (1997 to February 2001); Borders Group, Inc. (book and music retailer), Director; Federal Realty Investment Trust (real estate investment trust), Trustee

Lawrence T. Perera      Trustee                July 1981       Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

J. Dale Sherratt        Trustee                August 1993     Insight Resources, Inc. (acquisition planning specialists),
(born 09/23/38)                                                President; Wellfleet Investments (investor in health care companies),
                                                               Managing General Partner (since 1993); Cambridge Nutraceuticals
                                                               (professional nutritional products), Chief Executive Officer (until
                                                               May 2001)

Laurie J. Thomsen       Trustee                March 2005      Private investor; Prism Venture Partners (venture capital),
(born 08/05/57)                                                Co-founder and General Partner (until June 2004); St. Paul Travelers
                                                               Companies (commercial property liability insurance), Director

OFFICERS

Robert J. Manning(3)    President and Trustee  February 2004   Massachusetts Financial Services Company, Chief Executive Officer,
(born 10/20/63)                                                President, Chief Investment Officer and Director

Jeffrey N. Carp(3)      Secretary and Clerk    September 2004  Massachusetts Financial Services Company, Executive Vice President,
(born 12/1/56)                                                 General Counsel and Secretary (since April 2004); Hale and Dorr LLP
                                                               (law firm), Partner (prior to April 2004)

Stephanie A. DeSisto(3) Assistant Treasurer    May 2003        Massachusetts Financial Services Company, Vice President (since
(born 10/01/53)                                                April 2003); Brown Brothers Harriman & Co., Senior Vice President
                                                               (November 2002 to April 2003); ING Groep N.V./Aeltus Investment
                                                               Management, Senior Vice President (prior to November 2002)

Maria F. Dwyer(3)       Treasurer              May 2005        Massachusetts Financial Services Company, Executive Vice President
(born 12/01/58)                                                and Chief Regulatory Officer (since March 2004); Fidelity Management
                                                               & Research Company, Vice President (prior to March 2004); Fidelity
                                                               Group of Funds, President and Treasurer (prior to March 2004)

Brian T. Hourihan(3)    Assistant Secretary    September 2004  Massachusetts Financial Services Company, Vice President, Senior
(born 11/11/64)         and Assistant Clerk                    Counsel and Assistant Secretary (since June 2004); Affiliated
                                                               Managers Group, Inc., Chief Legal Officer/Centralized Compliance
                                                               Program (January to April 2004); Fidelity Research & Management
                                                               Company, Assistant General Counsel (prior to January 2004)

Ellen Moynihan(3)       Assistant Treasurer    April 1997      Massachusetts Financial Services Company, Vice President
(born 11/13/57)

Susan S. Newton(3)      Assistant Secretary    May 2005        Massachusetts Financial Services Company, Senior Vice President and
(born 03/07/50)         and Assistant Clerk                    Associate General Counsel (since April 2005); John Hancock Advisers,
                                                               LLC, Senior Vice President, Secretary and Chief Legal Officer
                                                               (prior to April 2005); John Hancock Group of Funds, Senior Vice
                                                               President, Secretary and Chief Legal Officer (prior to April 2005)

Frank L. Tarantino      Independent Chief      June 2004       Tarantino LLC (provider of compliance services), Principal (since
(born 03/07/44)         Compliance Officer                     June 2004); CRA Business Strategies Group (consulting services),
                                                               Executive Vice President (April 2003 to June 2004); David L. Babson
                                                               & Co. (investment adviser), Managing Director, Chief Administrative
                                                               Officer and Director (February 1997 to March 2003)

James O. Yost(3)        Assistant Treasurer    September 1990  Massachusetts Financial Services Company, Senior Vice President
(born 06/12/60)

--------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Each Trustee has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives and Sherratt and Mses. Lane and
Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of December 31, 2004, each
Trustee served as a board member of 99 funds within the MFS Family of Funds.

The Trust held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741
                                                       INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                            ACCOUNTING FIRM
MFS Fund Distributors, Inc.                            Ernst & Young LLP
500 Boylston Street, Boston, MA                        200 Clarendon Street, Boston, MA 02116
02116-3741

PORTFOLIO MANAGEMENT
MFS Quantitative Research Group

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

In January 2006, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2005.

The fund has designated the following amounts as a capital gain dividend for the year ended May 31, 2005:
                                                       CAPITAL
                                                        GAINS
                                                      DIVIDENDS

MFS Conservative Allocation Fund                       $161,385
MFS Moderate Allocation Fund                            827,973
MFS Growth Allocation Fund                              293,038
MFS Aggressive Growth Allocation Fund                 1,267,690

For the year ended May 31, 2005, the amount of distributions from income eligible for the 70% dividends received deduction for corporations are as follows:
                                                      DIVIDEND
                                                      RECEIVED
                                                     DEDUCTIONS

MFS Conservative Allocation Fund                       18.08%
MFS Moderate Allocation Fund                           19.98%
MFS Growth Allocation Fund                             20.09%
MFS Aggressive Growth Allocation Fund                  34.00%

The MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund hereby designate the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------

Please refer to mfs.com for additional information regarding the underlying funds.

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            AAF-ANN-07/05 250M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer has changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Mses. Amy B. Lane and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Mses. Lane and Thomsen are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accounts to certain series of the Registrant and Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to certain other series (the series referred to collectively as the "Funds" and singularly as a "Fund") of the Registrant (hereinafter the "Registrant"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended May 31, 2005 and 2004, audit fees billed to the Funds by Deloitte and E&Y were as follows:

                                                          Audit Fees
    FEES BILLED BY DELOITTE:                          2005           2004
                                                      ----           ----

         MFS International Diversification         $32,005            NA*
         Fund

    FEES BILLED BY E&Y:                               2005           2004
                                                      ----           ----

         MFS Aggressive Growth                     $20,930        $18,665
         Allocation Fund
         MFS Conservative Allocation                20,930         18,665
         Fund
         MFS Emerging Markets Equity                38,420         36,535
         Fund
         MFS Growth Allocation Fund                 20,930         18,665
         MFS International Growth Fund              38,420         36,535
         MFS International Value Fund               38,420         36,535
         MFS Moderate Allocation Fund               20,930         18,665
                                                    ------         ------
                  TOTAL                           $198,980       $184,265

* The fund commenced operations on September 30, 2004 and therefore no audit fees were billed to the Fund for the period from June 1, 2003 through May 31, 2004.

For the fiscal years ended May 31, 2005 and 2004, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                      Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
FEES BILLED BY DELOITTE:               2005           2004           2005          2004           2005           2004
                                       ----           ----           ----          ----           ----           ----

     To MFS International                   $0           NA**       $10,650           NA**             $0          NA**
     Diversification Fund

TOTAL FEES BILLED BY DELOITTE
TO ABOVE FUND                               $0           NA**       $10,650           NA**             $0          NA**


     To MFS and MFS Related         $1,071,566             $0       $62,000             $0       $649,500            $0
     Entities of MFS
     International Diversification
     Fund*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                            2005                         2004
                                            ----                         ----

     To MFS International             $1,831,317                     $759,650
     Diversification Fund, MFS
     and MFS Related Entities#

                                       Audit-Related Fees(2)              Tax Fees(2)               All Other Fees(4)
FEES BILLED BY E&Y:                    2005           2004           2005          2004           2005           2004
                                       ----           ----           ----          ----           ----           ----

     To MFS Aggressive                   $0             $0        $9,780         $3,800         $1,354            $0
     Growth Allocation Fund
     To MFS Conservative                  0              0         9,780          3,800          1,298             0
     Allocation Fund
     To MFS Emerging Markets              0              0        13,010          6,745          1,085             0
     Equity Fund
     To MFS Growth Fund                   0              0         9,780          3,800          1,813             0
     To MFS International                 0              0        13,010          6,745          1,115             0
     Growth Fund
     To MFS International                 0              0        13,010          6,745          1,138             0
     Value Fund
     To MFS Moderate                      0              0         9,780          3,800          1,826             0
                                         --             --         -----          -----          -----            --
     Allocation Fund

TOTAL FEES BILLED BY E&Y
TO ABOVE FUNDS                           $0             $0       $78,150        $35,435         $9,629            $0


     To MFS and MFS Related              $0             $0            $0             $0       $388,800            $0
     Entities of MFS
     Aggressive Growth
     Allocation Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     Conservative Allocation
     Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     Emerging Markets Equity
     Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     Growth Allocation
     Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     International Growth
     Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     International Value Fund*

     To MFS and MFS Related               0              0             0              0        388,800             0
     Entities of MFS
     Moderate Allocation
      Fund*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                            2005                         2004
                                            ----                         ----
     To MFS Aggressive Growth           $410,434                      $10,800
     Allocation Fund, MFS and
     MFS Related Entities#

     To MFS Conservative                 410,378                       10,800
     Allocation Fund, MFS and MFS
     Related Entities#

     To MFS Emerging                     413,395                       13,745
     Markets Equity
     Fund, MFS and MFS
     Related Entities#

     To MFS Growth                       410,893                       10,800
     Allocation Fund, MFS
     and MFS Related Entities#

     To MFS International                413,425                       13,745
     Growth Fund, MFS
     and MFS Related Entities#

     To MFS International                413,448                       13,745
     Value Fund, MFS and
     MFS Related Entities#

     To MFS Moderate                     410,906                       10,800
     Allocation Fund, MFS and MFS
     Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
 ** The Fund commenced operations on September 30, 2004 and therefore no fees were billed to the Fund for the period from June 1, 2003 through May 31, 2004.
  # This amount reflects the aggregate fees billed by Deloitte and E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.
(4) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees", including fees for services related to analysis of fund administrative expenses, compliance program and records management projects.

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: July 25, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: July 25, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 25, 2005
      -------------


* Print name and title of each signing officer under his or her signature.